SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                     Oppenheimer Multi-State Municipal Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: July

                    Date of reporting period: April 30, 2006


Item 1. Schedule of Investments.


Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                               COUPON               MATURITY                   VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--98.9%
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--63.7%
$          5,000      Abington School District                  5.125%               05/15/2026      $          5,055
---------------------------------------------------------------------------------------------------------------------
       7,375,000      Allegheny County Airport
                      (Pittsburgh International Airport)        5.000                01/01/2019             7,532,678
---------------------------------------------------------------------------------------------------------------------
          45,000      Allegheny County Airport
                      (Pittsburgh International Airport)        5.250                01/01/2016                46,015
---------------------------------------------------------------------------------------------------------------------
          10,000      Allegheny County COP                      5.000                12/01/2028                10,212
---------------------------------------------------------------------------------------------------------------------
          25,000      Allegheny County HDA (Catholic
                      Health East)                              4.875                11/15/2026                25,197
---------------------------------------------------------------------------------------------------------------------
         130,000      Allegheny County HDA (Catholic
                      Health East)                              5.375                11/15/2022               133,676
---------------------------------------------------------------------------------------------------------------------
          40,000      Allegheny County HDA (Catholic
                      Health East)                              5.500                11/15/2032                40,958
---------------------------------------------------------------------------------------------------------------------
       3,150,000      Allegheny County HDA
                      (Ohio Valley General Hospital)            5.125                04/01/2035             3,118,910
---------------------------------------------------------------------------------------------------------------------
          55,000      Allegheny County HDA
                      (Pittsburgh Mercy Health System)          5.625                08/15/2026                58,472
---------------------------------------------------------------------------------------------------------------------
         190,000      Allegheny County HDA
                      (Presbyterian University Hospital)        5.625                04/01/2027               196,327
---------------------------------------------------------------------------------------------------------------------
          25,000      Allegheny County HDA
                      (The Covenant at South Hills)             7.700                02/01/2008                13,875
---------------------------------------------------------------------------------------------------------------------
          25,000      Allegheny County HDA
                      (The Covenant at South Hills)             7.800                02/01/2009                13,944
---------------------------------------------------------------------------------------------------------------------
       1,535,000      Allegheny County HDA
                      (The Covenant at South Hills)             8.625                02/01/2021               853,199
---------------------------------------------------------------------------------------------------------------------
         305,000      Allegheny County HDA
                      (The Covenant at South Hills)             8.750                02/01/2031               169,498
---------------------------------------------------------------------------------------------------------------------
          10,000      Allegheny County HDA (UPMC Health
                      System)                                   5.000                12/15/2018                10,254
---------------------------------------------------------------------------------------------------------------------
          20,000      Allegheny County HDA (UPMC Health
                      System)                                   5.000                11/01/2023                20,391
---------------------------------------------------------------------------------------------------------------------
          20,000      Allegheny County HDA (UPMC Health
                      System)                                   5.125                07/01/2022                20,567
---------------------------------------------------------------------------------------------------------------------
       3,570,000      Allegheny County HDA
                      (West Penn Allegheny Health System)       9.250                11/15/2015             4,266,257
---------------------------------------------------------------------------------------------------------------------
       1,625,000      Allegheny County HDA
                      (West Penn Allegheny Health System)       9.250                11/15/2022             1,936,041
---------------------------------------------------------------------------------------------------------------------
      12,640,000      Allegheny County HDA
                      (West Penn Allegheny Health System)       9.250                11/15/2030            15,047,920
---------------------------------------------------------------------------------------------------------------------
       1,900,000      Allegheny County HDA RITES               13.957 1              11/15/2030             2,771,226
---------------------------------------------------------------------------------------------------------------------
         350,000      Allegheny County HDA RITES               13.957 1              11/15/2030               510,489
---------------------------------------------------------------------------------------------------------------------
         300,000      Allegheny County HEBA
                      (Carnegie Mellon University)              5.450                03/01/2027               301,443
---------------------------------------------------------------------------------------------------------------------
       2,020,000      Allegheny County HEBA (Chatham
                      College)                                  5.750                11/15/2028             2,110,516
---------------------------------------------------------------------------------------------------------------------
       7,965,000      Allegheny County HEBA (Chatham
                      College)                                  5.750                11/15/2035             8,276,830
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Allegheny County HEBA (Chatham
                      College)                                  5.850                03/01/2022             1,052,610
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Allegheny County HEBA (Chatham
                      College)                                  5.950                03/01/2032             1,047,690
---------------------------------------------------------------------------------------------------------------------
          60,000      Allegheny County HEBA (Thiel
                      College)                                  5.375                11/15/2029                61,596
---------------------------------------------------------------------------------------------------------------------
          10,000      Allegheny County IDA (Coltec
                      Industries)                               7.250                06/01/2008                 9,913
---------------------------------------------------------------------------------------------------------------------
       1,145,000      Allegheny County IDA (Residential
                      Resources) 2                              5.700                09/01/2012             1,163,045
---------------------------------------------------------------------------------------------------------------------
       4,665,000      Allegheny County IDA (Residential
                      Resources)                                6.600                09/01/2031             4,872,359
---------------------------------------------------------------------------------------------------------------------
          35,000      Allegheny County IDA (The Bradley
                      Center)                                   6.400                05/01/2010                35,041
---------------------------------------------------------------------------------------------------------------------
          35,000      Allegheny County IDA (USX Corp.)          5.500                12/01/2029                36,227
---------------------------------------------------------------------------------------------------------------------
         260,000      Allegheny County IDA (USX Corp.)          5.600                09/01/2030               269,680
---------------------------------------------------------------------------------------------------------------------
         205,000      Allegheny County IDA (USX Corp.)          6.100                01/15/2018               211,941
---------------------------------------------------------------------------------------------------------------------
          10,000      Allegheny County IDA (USX Corp.)          6.100                07/15/2020                10,339
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Allegheny County Redevel. Authority
                      (Pittsburgh Mills) 2                      5.100                07/01/2014             1,025,660
---------------------------------------------------------------------------------------------------------------------


1                |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                               COUPON               MATURITY                   VALUE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
---------------------------------------------------------------------------------------------------------------------
$     10,500,000      Allegheny County Redevel. Authority
                      (Pittsburgh Mills)                        5.600%               07/01/2023      $     11,009,670
---------------------------------------------------------------------------------------------------------------------
         100,000      Allegheny County Redevel. Authority
                      (Robinson Mall)                           6.875                11/01/2017               106,683
---------------------------------------------------------------------------------------------------------------------
          20,000      Allegheny County Residential
                      Finance Authority                         5.625                11/01/2023                20,011
---------------------------------------------------------------------------------------------------------------------
          30,000      Allegheny County Residential
                      Finance Authority                         5.950                11/01/2024                31,266
---------------------------------------------------------------------------------------------------------------------
       8,000,000      Allegheny County Residential
                      Finance Authority                         7.000                11/01/2017             8,583,680
---------------------------------------------------------------------------------------------------------------------
          65,000      Allegheny County Residential
                      Finance Authority                         7.100                05/01/2024                65,082
---------------------------------------------------------------------------------------------------------------------
         250,000      Allegheny County Residential
                      Finance Authority (Single Family)         4.750                11/01/2025               243,638
---------------------------------------------------------------------------------------------------------------------
       1,060,000      Allegheny County Residential
                      Finance Authority (Single Family)         4.850                11/01/2028             1,034,041
---------------------------------------------------------------------------------------------------------------------
         465,000      Allegheny County Residential
                      Finance Authority (Single Family)         5.150                11/01/2016               474,100
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Allegheny County Sanitation
                      Authority                                 5.000                12/01/2030             1,036,590
---------------------------------------------------------------------------------------------------------------------
         375,000      Beaver County IDA (J. Ray McDermott
                      & Company)                                6.800                02/01/2009               375,409
---------------------------------------------------------------------------------------------------------------------
         150,000      Beaver County IDA (Pennsylvania
                      Power & Light Company)                    5.375                06/01/2028               155,160
---------------------------------------------------------------------------------------------------------------------
          45,000      Beaver County IDA (St. Joe Minerals
                      Corp.)                                    6.000                05/01/2007                45,134
---------------------------------------------------------------------------------------------------------------------
          35,000      Bedford County IDA (Brown Group)          7.125                02/01/2009                35,043
---------------------------------------------------------------------------------------------------------------------
          95,000      Berks County Municipal Authority
                      (RHMC/HW Obligated Group)                 5.000                03/01/2028                95,879
---------------------------------------------------------------------------------------------------------------------
         725,000      Blair County IDA (The Village at
                      Penn State Retirement Community)          6.050                01/01/2034               721,042
---------------------------------------------------------------------------------------------------------------------
          75,000      Blair County IDA (The Village at
                      Penn State Retirement Community)          6.400                01/01/2012                76,815
---------------------------------------------------------------------------------------------------------------------
       4,085,000      Blair County IDA (The Village at
                      Penn State Retirement Community)          6.900                01/01/2022             4,256,407
---------------------------------------------------------------------------------------------------------------------
       7,120,000      Blair County IDA (The Village at
                      Penn State Retirement Community)          7.000                01/01/2034             7,407,363
---------------------------------------------------------------------------------------------------------------------
          50,000      Blair County IDA (The Village at
                      Penn State Retirement Community) 3       10.000                01/01/2012                26,317
---------------------------------------------------------------------------------------------------------------------
       4,500,000      Bradford County IDA
                      (International Paper Company)             5.200                12/01/2019             4,503,465
---------------------------------------------------------------------------------------------------------------------
         500,000      Brighton Township Municipal
                      Authority                                 5.100                07/15/2022               501,590
---------------------------------------------------------------------------------------------------------------------
       3,000,000      Bucks County IDA (Ann's Choice)           6.125                01/01/2025             3,102,540
---------------------------------------------------------------------------------------------------------------------
       3,000,000      Bucks County IDA (Ann's Choice)           6.250                01/01/2035             3,091,740
---------------------------------------------------------------------------------------------------------------------
         240,000      Bucks County IDA (PA Suburban Water
                      Company)                                  5.550                09/01/2032               251,698
---------------------------------------------------------------------------------------------------------------------
          15,000      Bucks County IDA (Pennswood Village)      5.800                10/01/2020                15,681
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Bucks County IDA (Pennswood Village)      6.000                10/01/2027             1,049,020
---------------------------------------------------------------------------------------------------------------------
          15,000      Bucks County IDA (USX Corp.)              5.600                03/01/2033                15,558
---------------------------------------------------------------------------------------------------------------------
       2,000,000      Bucks County IDA RITES                   10.058 1              09/01/2032             2,389,960
---------------------------------------------------------------------------------------------------------------------
          15,000      Butler County Hospital Authority
                      (Butler Memorial Hospital)                5.250                07/01/2012                15,016
---------------------------------------------------------------------------------------------------------------------
          20,000      Butler County Hospital Authority
                      (Butler Memorial Hospital)                5.250                07/01/2016                20,022
---------------------------------------------------------------------------------------------------------------------
         480,000      Butler County IDA (Greenview
                      Gardens Apartments)                       6.000                07/01/2023               501,110
---------------------------------------------------------------------------------------------------------------------
         880,000      Butler County IDA (Greenview
                      Gardens Apartments)                       6.250                07/01/2033               915,077
---------------------------------------------------------------------------------------------------------------------
          65,000      Cambria County GO                         5.000                08/15/2023                66,945
---------------------------------------------------------------------------------------------------------------------
         200,000      Cambridge Area Joint Authority            5.250                12/01/2021               203,346
---------------------------------------------------------------------------------------------------------------------


2                |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                               COUPON               MATURITY                   VALUE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
---------------------------------------------------------------------------------------------------------------------
$      7,870,000      Chester County H&EFA (Chester
                      County Hospital) 2                        5.875%               07/01/2016      $      7,975,301
---------------------------------------------------------------------------------------------------------------------
         700,000      Chester County H&EFA (Chester
                      County Hospital)                          6.750                07/01/2031               758,779
---------------------------------------------------------------------------------------------------------------------
          95,000      Chester County H&EFA (Devereaux
                      Foundation)                               6.000                11/01/2019                99,648
---------------------------------------------------------------------------------------------------------------------
          25,000      Chester County H&EFA (Immaculata
                      College)                                  5.300                10/15/2011                25,002
---------------------------------------------------------------------------------------------------------------------
          30,000      Chester County H&EFA (Immaculata
                      College)                                  5.400                10/15/2012                30,002
---------------------------------------------------------------------------------------------------------------------
          25,000      Chester County H&EFA (Immaculata
                      College)                                  5.625                10/15/2027                25,058
---------------------------------------------------------------------------------------------------------------------
          70,000      Chester County H&EFA (Jefferson
                      Health System)                            5.375                05/15/2027                72,051
---------------------------------------------------------------------------------------------------------------------
       7,500,000      Chester County H&EFA (Jenners Pond)       7.625                07/01/2034             8,485,800
---------------------------------------------------------------------------------------------------------------------
       2,040,000      Chester County IDA (Collegium
                      Charter School)                           5.500                04/15/2031             2,110,339
---------------------------------------------------------------------------------------------------------------------
       1,575,000      Chester County IDA (Renaissance
                      Academy-Edison Charter School)            5.250                10/01/2010             1,578,938
---------------------------------------------------------------------------------------------------------------------
       1,870,000      Chester County IDA (Renaissance
                      Academy-Edison Charter School)            5.625                10/01/2015             1,876,246
---------------------------------------------------------------------------------------------------------------------
          35,000      Conrad Weiser Area School District        5.200                12/15/2010                35,064
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Conrad Weiser Area School District,
                      Series AA 2                               5.250                12/15/2011             1,001,850
---------------------------------------------------------------------------------------------------------------------
         800,000      Crawford County Hospital Authority
                      (Wesbury United Methodist Community)      6.125                08/15/2019               821,888
---------------------------------------------------------------------------------------------------------------------
       2,100,000      Cumberland County Municipal
                      Authority (Presbyterian Homes)            5.000                12/01/2020             2,162,832
---------------------------------------------------------------------------------------------------------------------
       1,050,000      Cumberland County Municipal
                      Authority (Presbyterian Homes)            5.000                12/01/2021             1,079,768
---------------------------------------------------------------------------------------------------------------------
       1,685,000      Cumberland County Municipal
                      Authority
                      (Wesley Affiliated Services)              7.250                01/01/2035             1,834,628
---------------------------------------------------------------------------------------------------------------------
          25,000      Delaware County Authority (Catholic
                      Heath East)                               4.875                11/15/2026                25,197
---------------------------------------------------------------------------------------------------------------------
         210,000      Delaware County Authority
                      (Crozer-Chester Medical Center)           5.300                12/15/2020               210,225
---------------------------------------------------------------------------------------------------------------------
         120,000      Delaware County Authority
                      (MAS/MCMCSPA/
                      MHH/MHP/MHSSPA Obligated Group)           5.375                11/15/2023               123,696
---------------------------------------------------------------------------------------------------------------------
       2,530,000      Delaware County Authority (Neumann
                      College)                                  6.000                10/01/2031             2,643,319
---------------------------------------------------------------------------------------------------------------------
          20,000      Delaware County Authority (Riddle
                      Village)                                  7.000                06/01/2021                20,056
---------------------------------------------------------------------------------------------------------------------
         750,000      Delaware County Authority (White
                      Horse Village)                            7.625                07/01/2030               815,768
---------------------------------------------------------------------------------------------------------------------
          15,000      Delaware County Hospital Authority
                      (CCMC/CKHS/DCMH Obligated Group)          5.375                12/01/2018                15,330
---------------------------------------------------------------------------------------------------------------------
          25,000      Delaware County Hospital Authority
                      (CCMC/CKHS/DCMH Obligated Group)          6.250                12/15/2031                26,481
---------------------------------------------------------------------------------------------------------------------
          10,000      Delaware County IDA
                      (American Ref-Fuel Company)               6.100                07/01/2013                10,440
---------------------------------------------------------------------------------------------------------------------
          25,000      Delaware County IDA
                      (American Ref-Fuel Company)               6.200                07/01/2019                25,686
---------------------------------------------------------------------------------------------------------------------
       2,750,000      Delaware County IDA (Aqua
                      Pennsylvania) RITES                       8.198 1              11/01/2037             2,972,750
---------------------------------------------------------------------------------------------------------------------
       2,250,000      Delaware County IDA (Aqua
                      Pennsylvania) RITES                       8.198 1              11/01/2038             2,430,900
---------------------------------------------------------------------------------------------------------------------
          30,000      Delaware County IDA (Philadelphia
                      Suburban Water)                           5.350                10/01/2031                31,201
---------------------------------------------------------------------------------------------------------------------
       5,670,000      Delaware County IDA Water
                      Facilities (Aqua Pennsylvania)            5.000                02/01/2035             5,768,148
---------------------------------------------------------------------------------------------------------------------
       5,000,000      Delaware County IDA Water
                      Facilities (Aqua Pennsylvania)            5.000                11/01/2036             5,105,100
---------------------------------------------------------------------------------------------------------------------
          55,000      Delaware County IDA Water
                      Facilities (Aqua Pennsylvania)            5.000                11/01/2037                56,114
---------------------------------------------------------------------------------------------------------------------
         900,000      Delaware County IDA Water
                      Facilities (Aqua Pennsylvania)            5.000                11/01/2038               918,090
---------------------------------------------------------------------------------------------------------------------


3                |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                               COUPON               MATURITY                   VALUE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
---------------------------------------------------------------------------------------------------------------------
$      2,250,000      Delaware County IDA Water
                      Facilities (Aqua Pennsylvania)
                      RITES                                     8.198% 1             11/01/2038      $      2,430,900
---------------------------------------------------------------------------------------------------------------------
          25,000      Delaware River Port Authority PA/NJ       5.000                01/01/2026                25,468
---------------------------------------------------------------------------------------------------------------------
          50,000      Delaware River Port Authority PA/NJ       5.400                01/01/2014                51,062
---------------------------------------------------------------------------------------------------------------------
         175,000      Delaware River Port Authority PA/NJ       5.400                01/01/2015               178,717
---------------------------------------------------------------------------------------------------------------------
       2,000,000      Delaware River Port Authority
                      PA/NJ 2                                   5.400                01/01/2016             2,042,520
---------------------------------------------------------------------------------------------------------------------
       7,445,000      Delaware River Port Authority PA/NJ       5.500                01/01/2026             7,604,174
---------------------------------------------------------------------------------------------------------------------
         250,000      Delaware River Port Authority PA/NJ       5.500                01/01/2026               255,305
---------------------------------------------------------------------------------------------------------------------
           5,000      Delaware Valley Regional Financial
                      Authority, Series A                       5.900                04/15/2016                 5,008
---------------------------------------------------------------------------------------------------------------------
         130,000      Doylestown Hospital Authority
                      (Doylestown Hospital)                     5.000                07/01/2023               130,192
---------------------------------------------------------------------------------------------------------------------
         255,000      Eastern York County Sewer Authority       6.000                09/15/2016               256,204
---------------------------------------------------------------------------------------------------------------------
         270,000      Eastern York County Sewer Authority       6.000                09/15/2019               271,088
---------------------------------------------------------------------------------------------------------------------
         170,000      Erie County Hospital Authority
                      (St. Mary's Home of Erie)                 6.000                08/15/2029               179,399
---------------------------------------------------------------------------------------------------------------------
         140,000      Erie County IDA (International
                      Paper Company)                            5.000                11/01/2018               138,398
---------------------------------------------------------------------------------------------------------------------
       3,255,000      Erie-Western PA Port Authority            5.125                06/15/2016             3,288,136
---------------------------------------------------------------------------------------------------------------------
          50,000      Erie-Western PA Port Authority            6.875                06/15/2016                51,159
---------------------------------------------------------------------------------------------------------------------
          80,000      Falls Township Hospital Authority
                      (Delaware Valley Medical Center)          7.000                08/01/2022                80,554
---------------------------------------------------------------------------------------------------------------------
          45,000      Ferndale Area School District GO          6.750                07/15/2009                45,104
---------------------------------------------------------------------------------------------------------------------
          50,000      Geisinger Authority Health System
                      (Penn State Geisinger Health System
                      Foundation)                               5.000                08/15/2028                50,458
---------------------------------------------------------------------------------------------------------------------
          10,000      Greensburg Salem School District          5.550                01/01/2022                10,033
---------------------------------------------------------------------------------------------------------------------
          50,000      Horizon Hospital System Authority
                      (Horizon Hospital Systems)                6.350                05/15/2026                51,058
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Horsham Industrial & Commercial
                      Devel. Authority (GF/Pennsylvania
                      Property)                                 8.375                09/01/2024             1,002,520
---------------------------------------------------------------------------------------------------------------------
          40,000      Indiana County IDA Pollution
                      Control (PSEG Power LLC)                  5.850                06/01/2027                41,863
---------------------------------------------------------------------------------------------------------------------
         250,000      Jeannette Health Services Authority
                      (Jeannette District Memorial
                      Hospital)                                 6.000                11/01/2018               247,618
---------------------------------------------------------------------------------------------------------------------
          25,000      Lancaster County Hospital Authority
                      (Saint Anne's Home for the Aged)          6.500                04/01/2015                25,023
---------------------------------------------------------------------------------------------------------------------
          40,000      Lancaster County IDA (Garden Spot
                      Village)                                  7.600                05/01/2022                43,622
---------------------------------------------------------------------------------------------------------------------
       2,300,000      Lancaster County IDA (Garden Spot
                      Village)                                  7.625                05/01/2031             2,494,672
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Langhorne Manor Boro Higher
                      Education Authority (Lower Bucks
                      Hospital)                                 7.350                07/01/2022             1,000,090
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Langhorne Manor Boro Higher
                      Education Authority (Philadelphia
                      Biblical University)                      5.200                04/01/2020               986,420
---------------------------------------------------------------------------------------------------------------------
         575,000      Langhorne Manor Boro Higher
                      Education Authority (Philadelphia
                      Biblical University)                      5.500                04/01/2025               576,380
---------------------------------------------------------------------------------------------------------------------
          35,000      Latrobe IDA (St. Vincent College)         5.700                05/01/2031                36,358
---------------------------------------------------------------------------------------------------------------------
          55,000      Lawrence County IDA (Pennsylvania
                      Power & Light)                            5.400                09/15/2017                55,376
---------------------------------------------------------------------------------------------------------------------
         105,000      Lawrence County IDA (Shenango
                      Presbyterian Center)                      7.000                11/15/2016               105,566
---------------------------------------------------------------------------------------------------------------------
       5,190,000      Lawrence County IDA (Shenango
                      Presbyterian Center)                      7.500                11/15/2031             5,572,555
---------------------------------------------------------------------------------------------------------------------
       1,020,000      Lehigh County GPA (Bible Fellowship
                      Church Home)                              6.000                12/15/2023             1,023,529
---------------------------------------------------------------------------------------------------------------------


4                |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                               COUPON               MATURITY                   VALUE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
---------------------------------------------------------------------------------------------------------------------
$      1,060,000      Lehigh County GPA (Bible Fellowship
                      Church Home)                              7.625%               11/01/2021      $      1,166,042
---------------------------------------------------------------------------------------------------------------------
         750,000      Lehigh County GPA (Bible Fellowship
                      Church Home)                              7.750                11/01/2033               818,745
---------------------------------------------------------------------------------------------------------------------
       1,485,000      Lehigh County GPA (Kidspeace
                      Obligated Group)                          5.800                11/01/2012             1,452,790
---------------------------------------------------------------------------------------------------------------------
       1,265,000      Lehigh County GPA (Kidspeace
                      Obligated Group) 2                        5.800                11/01/2012             1,334,815
---------------------------------------------------------------------------------------------------------------------
       8,190,000      Lehigh County GPA (Kidspeace
                      Obligated Group)                          6.000                11/01/2018             7,972,556
---------------------------------------------------------------------------------------------------------------------
       2,000,000      Lehigh County GPA (Kidspeace
                      Obligated Group)                          6.000                11/01/2018             2,111,420
---------------------------------------------------------------------------------------------------------------------
       1,100,000      Lehigh County GPA (Kidspeace
                      Obligated Group) 2                        6.000                11/01/2023             1,052,942
---------------------------------------------------------------------------------------------------------------------
       2,940,000      Lehigh County GPA (Kidspeace
                      Obligated Group)                          6.000                11/01/2023             3,099,319
---------------------------------------------------------------------------------------------------------------------
          55,000      Lehigh County GPA (Lehigh Valley
                      Health Network)                           5.000                07/01/2028                55,761
---------------------------------------------------------------------------------------------------------------------
          10,000      Lehigh County GPA (Lehigh Valley
                      Hospital)                                 5.625                07/01/2015                10,225
---------------------------------------------------------------------------------------------------------------------
         200,000      Lehigh County IDA (Lifepath)              5.850                06/01/2008               198,676
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Lehigh County IDA (Pennsylvania
                      Power & Light Company) RITES 4            8.567 1              02/15/2027             1,006,000
---------------------------------------------------------------------------------------------------------------------
       4,335,000      Lehigh County IDA Pollution Control
                      RITES 2                                   7.036 1              02/15/2027             4,352,340
---------------------------------------------------------------------------------------------------------------------
         650,000      Lehigh Northampton Airport
                      Authority (Lehigh Valley
                      International Airport)                    5.000                01/01/2021               665,347
---------------------------------------------------------------------------------------------------------------------
         750,000      Lehigh Northampton Airport
                      Authority (Lehigh Valley
                      International Airport)                    5.000                01/01/2023               766,095
---------------------------------------------------------------------------------------------------------------------
          15,000      Lewistown Boro Municipal Water
                      Authority                                 5.250                01/01/2028                15,290
---------------------------------------------------------------------------------------------------------------------
       3,160,000      Luzerne County IDA ROLs                   7.895 1              09/01/2034             3,400,539
---------------------------------------------------------------------------------------------------------------------
          50,000      Lycoming County Authority (MVH/DPH
                      Obligated Group)                          5.250                11/15/2015                50,880
---------------------------------------------------------------------------------------------------------------------
          10,000      Lycoming County Authority (MVH/DPH
                      Obligated Group)                          5.500                11/15/2022                10,212
---------------------------------------------------------------------------------------------------------------------
          20,000      Lycoming County Hospital Authority
                      (WH/NCPHS Obligated Group)                5.250                11/15/2015                20,352
---------------------------------------------------------------------------------------------------------------------
          50,000      Lycoming County Hospital Authority
                      (WH/NCPHS Obligated Group)                5.375                11/15/2010                51,054
---------------------------------------------------------------------------------------------------------------------
         975,000      Lycoming County Recreation
                      Authority 2                               5.000                12/15/2027               980,060
---------------------------------------------------------------------------------------------------------------------
       2,730,000      McKean County Hospital Authority
                      (Bradford Hospital)                       5.000                10/01/2020             2,763,661
---------------------------------------------------------------------------------------------------------------------
       2,000,000      McKean County Hospital Authority
                      (Bradford Hospital)                       5.250                10/01/2030             2,031,880
---------------------------------------------------------------------------------------------------------------------
         100,000      Mifflin County Hospital Authority
                      (Lewiston Hospital)                       6.200                07/01/2030               108,583
---------------------------------------------------------------------------------------------------------------------
       7,240,000      Montgomery County HEHA (Arcadia
                      University) 2                             5.000                04/01/2036             7,375,895
---------------------------------------------------------------------------------------------------------------------
          25,000      Montgomery County HEHA (Foulkeways
                      at Gwynedd)                               6.100                11/15/2008                25,022
---------------------------------------------------------------------------------------------------------------------
         140,000      Montgomery County IDA (ACTS
                      Retirement Life Community)                5.250                11/15/2028               141,036
---------------------------------------------------------------------------------------------------------------------
       1,345,000      Montgomery County IDA (ACTS/BPE
                      Obligated Group)                          5.875                11/15/2022             1,379,365
---------------------------------------------------------------------------------------------------------------------
       1,750,000      Montgomery County IDA (Meadowood
                      Corp.)                                    6.250                12/01/2017             1,809,395
---------------------------------------------------------------------------------------------------------------------
          50,000      Montgomery County IDA
                      (Pennsylvania-American Water
                      Company)                                  5.050                06/01/2029                50,340
---------------------------------------------------------------------------------------------------------------------
       2,500,000      Montgomery County IDA (Whitemarsh
                      Continued Care) 2                         6.250                02/01/2035             2,646,500
---------------------------------------------------------------------------------------------------------------------
       3,840,000      Montgomery County IDA (Wordsworth
                      Academy)                                  8.000                09/01/2024             3,840,115
---------------------------------------------------------------------------------------------------------------------
         145,000      Montgomery County Redevel. Authority      5.600                01/15/2024               145,945
---------------------------------------------------------------------------------------------------------------------


5                |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                               COUPON               MATURITY                   VALUE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
---------------------------------------------------------------------------------------------------------------------
$         15,000      Montgomery County Redevel.
                      Authority (Pheasant Run)                  5.600%               01/15/2024      $         15,098
---------------------------------------------------------------------------------------------------------------------
          50,000      Moon IDA (Ellis School)                   5.650                03/01/2020                52,456
---------------------------------------------------------------------------------------------------------------------
         220,000      Muncy Boro Municipal Utility
                      Authority                                 5.000                07/01/2020               220,444
---------------------------------------------------------------------------------------------------------------------
         600,000      Myerstown Water Authority                 5.000                11/15/2018               600,570
---------------------------------------------------------------------------------------------------------------------
         360,000      Myerstown Water Authority                 5.100                11/15/2028               360,284
---------------------------------------------------------------------------------------------------------------------
       2,905,000      New Morgan IDA (Browning-Ferris
                      Industries)                               6.500                04/01/2019             2,880,801
---------------------------------------------------------------------------------------------------------------------
          40,000      New Wilmington Municipal Authority
                      (Westminster College)                     5.300                03/01/2018                40,389
---------------------------------------------------------------------------------------------------------------------
          30,000      New Wilmington Municipal Authority
                      (Westminster College)                     5.350                03/01/2028                30,131
---------------------------------------------------------------------------------------------------------------------
         100,000      Northampton County Higher Education
                      Authority (Lafayette College)             5.000                11/01/2027               101,429
---------------------------------------------------------------------------------------------------------------------
         170,000      Northampton County IDA (Moravian
                      Hall Square)                              5.350                07/01/2010               170,391
---------------------------------------------------------------------------------------------------------------------
          40,000      Northampton County IDA (Moravian
                      Hall Square)                              5.700                07/01/2020                40,113
---------------------------------------------------------------------------------------------------------------------
         470,000      Northeastern PA Hospital &
                      Education Authority (Wilkes
                      University)                               5.625                10/01/2018               472,989
---------------------------------------------------------------------------------------------------------------------
         100,000      Northeastern PA Hospital &
                      Education Authority (WVHCS)               5.250                01/01/2026               102,637
---------------------------------------------------------------------------------------------------------------------
         830,000      Northumberland County IDA (Aqua
                      Pennsylvania)                             5.050                10/01/2039               846,808
---------------------------------------------------------------------------------------------------------------------
         625,000      Northumberland County IDA (NHS
                      Youth Services)                           5.500                02/15/2033               647,200
---------------------------------------------------------------------------------------------------------------------
       1,845,000      Northumberland County IDA (NHS
                      Youth Services)                           7.500                02/15/2029             1,900,535
---------------------------------------------------------------------------------------------------------------------
       3,905,000      Northumberland County IDA (NHS
                      Youth Services)                           7.750                02/15/2029             4,073,540
---------------------------------------------------------------------------------------------------------------------
       9,000,000      PA EDFA (30th St. Garage)                 5.875                06/01/2033             9,472,500
---------------------------------------------------------------------------------------------------------------------
          50,000      PA EDFA (Amtrak)                          6.000                11/01/2011                52,247
---------------------------------------------------------------------------------------------------------------------
         250,000      PA EDFA (Amtrak)                          6.125                11/01/2021               266,448
---------------------------------------------------------------------------------------------------------------------
       5,005,000      PA EDFA (Amtrak)                          6.250                11/01/2031             5,360,655
---------------------------------------------------------------------------------------------------------------------
         930,000      PA EDFA (Amtrak)                          6.375                11/01/2041               998,848
---------------------------------------------------------------------------------------------------------------------
      14,700,000      PA EDFA (National Gypsum Company)         6.125                11/02/2027            15,489,831
---------------------------------------------------------------------------------------------------------------------
       5,000,000      PA EDFA (National Gypsum Company) 2       6.250                11/01/2027             5,311,400
---------------------------------------------------------------------------------------------------------------------
       7,000,000      PA EDFA (Northampton Generating)          6.400                01/01/2009             6,999,160
---------------------------------------------------------------------------------------------------------------------
       4,965,000      PA EDFA (Northampton Generating)          6.500                01/01/2013             4,964,404
---------------------------------------------------------------------------------------------------------------------
       6,000,000      PA EDFA (Northampton Generating)          6.600                01/01/2019             6,022,200
---------------------------------------------------------------------------------------------------------------------
       1,400,000      PA EDFA (Northampton Generating)          6.875                01/01/2011             1,397,172
---------------------------------------------------------------------------------------------------------------------
      12,000,000      PA EDFA (Northampton Generating)          6.950                01/01/2021            11,963,400
---------------------------------------------------------------------------------------------------------------------
       4,310,000      PA EDFA (Northwestern Human
                      Services)                                 5.250                06/01/2014             4,256,728
---------------------------------------------------------------------------------------------------------------------
       3,000,000      PA EDFA (Northwestern Human
                      Services)                                 5.250                06/01/2028             2,817,090
---------------------------------------------------------------------------------------------------------------------
      12,500,000      PA EDFA (Reliant Energy)                  6.750                12/01/2036            13,319,625
---------------------------------------------------------------------------------------------------------------------
       8,000,000      PA EDFA (Reliant Energy)                  6.750                12/01/2036             8,524,560
---------------------------------------------------------------------------------------------------------------------
       5,000,000      PA EDFA (Reliant Energy) RITES 4          9.190 1              12/01/2036             5,655,750
---------------------------------------------------------------------------------------------------------------------
       3,000,000      PA EDFA (Waste Management) 2              5.100                10/01/2027             3,005,550
---------------------------------------------------------------------------------------------------------------------
       2,500,000      PA EDFA ROLs                              6.487 1              12/01/2018             2,451,500
---------------------------------------------------------------------------------------------------------------------
          65,000      PA HEFA (Allegheny Delaware Valley
                      Obligated Group)                          5.875                11/15/2021                67,009
---------------------------------------------------------------------------------------------------------------------
         115,000      PA HEFA (Allegheny General Hospital)      7.125                09/01/2007               115,159
---------------------------------------------------------------------------------------------------------------------
          40,000      PA HEFA (Allegheny General Hospital)      7.250                09/01/2017                40,060
---------------------------------------------------------------------------------------------------------------------
         230,000      PA HEFA (Bryn Mawr College)               5.625                12/01/2027               238,551
---------------------------------------------------------------------------------------------------------------------
         100,000      PA HEFA (CA University of PA
                      Student Assoc.)                           5.000                07/01/2028               100,895
---------------------------------------------------------------------------------------------------------------------
       1,500,000      PA HEFA (CA University of PA
                      Student Assoc.)                           6.750                09/01/2020             1,606,830
---------------------------------------------------------------------------------------------------------------------
         110,000      PA HEFA (CA University of PA
                      Student Assoc.)                           6.750                09/01/2032               116,834
---------------------------------------------------------------------------------------------------------------------
          50,000      PA HEFA (CA University of PA
                      Student Assoc.)                           6.800                09/01/2025                53,416
---------------------------------------------------------------------------------------------------------------------


6                |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                               COUPON               MATURITY                   VALUE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
---------------------------------------------------------------------------------------------------------------------
$      1,475,000      PA HEFA (College of Science &
                      Agriculture)                              5.350%               04/15/2028      $      1,484,927
---------------------------------------------------------------------------------------------------------------------
       1,460,000      PA HEFA (Delaware Valley College of
                      Science & Agriculture)                    5.650                04/15/2025             1,525,101
---------------------------------------------------------------------------------------------------------------------
         815,000      PA HEFA (Delaware Valley College of
                      Science & Agriculture)                    5.750                04/15/2029               850,175
---------------------------------------------------------------------------------------------------------------------
         220,000      PA HEFA (Delaware Valley College of
                      Science & Agriculture)                    5.750                04/15/2034               228,881
---------------------------------------------------------------------------------------------------------------------
       3,210,000      PA HEFA (Delaware Valley College of
                      Science & Agriculture)                    5.800                04/15/2030             3,358,687
---------------------------------------------------------------------------------------------------------------------
       3,385,000      PA HEFA (Delaware Valley College of
                      Science & Agriculture)                    5.800                04/15/2033             3,526,053
---------------------------------------------------------------------------------------------------------------------
       1,820,000      PA HEFA (Geneva College)                  5.375                04/01/2023             1,877,639
---------------------------------------------------------------------------------------------------------------------
         860,000      PA HEFA (Geneva College)                  5.450                04/01/2018               892,104
---------------------------------------------------------------------------------------------------------------------
       1,000,000      PA HEFA (Geneva College)                  6.125                04/01/2022             1,068,380
---------------------------------------------------------------------------------------------------------------------
          50,000      PA HEFA (La Salle University)             5.500                05/01/2034                51,409
---------------------------------------------------------------------------------------------------------------------
         735,000      PA HEFA (Lycoming College)                5.250                11/01/2027               769,905
---------------------------------------------------------------------------------------------------------------------
       1,490,000      PA HEFA (Marywood University)             5.125                06/01/2029             1,537,218
---------------------------------------------------------------------------------------------------------------------
           5,000      PA HEFA (MCP/HUHS/AUS Obligated
                      Group)                                    5.875                11/15/2016                 5,155
---------------------------------------------------------------------------------------------------------------------
          50,000      PA HEFA (MCP/HUHS/AUS Obligated
                      Group)                                    5.875                11/15/2016                51,573
---------------------------------------------------------------------------------------------------------------------
       3,035,000      PA HEFA (MCP/HUHS/AUS Obligated
                      Group)                                    5.875                11/15/2021             3,130,451
---------------------------------------------------------------------------------------------------------------------
         250,000      PA HEFA (Philadelphia University)         5.000                06/01/2035               241,443
---------------------------------------------------------------------------------------------------------------------
       2,200,000      PA HEFA (Philadelphia University) 2       5.250                06/01/2032             2,246,552
---------------------------------------------------------------------------------------------------------------------
         250,000      PA HEFA (Philadelphia University)         6.000                06/01/2029               266,078
---------------------------------------------------------------------------------------------------------------------
          50,000      PA HEFA (Philadelphia University)         6.100                06/01/2030                53,402
---------------------------------------------------------------------------------------------------------------------
         100,000      PA HEFA (St. Francis University)          5.750                11/01/2023               105,704
---------------------------------------------------------------------------------------------------------------------
       3,925,000      PA HEFA (St. Francis University)          6.250                11/01/2018             4,288,769
---------------------------------------------------------------------------------------------------------------------
         830,000      PA HEFA (St. Joseph University)           5.875                07/15/2025               847,903
---------------------------------------------------------------------------------------------------------------------
         230,000      PA HEFA (St. Joseph University)           5.875                07/15/2025               234,961
---------------------------------------------------------------------------------------------------------------------
          25,000      PA HEFA (University of the Arts)          5.750                03/15/2030                26,294
---------------------------------------------------------------------------------------------------------------------
          20,000      PA HEFA (UPMC Health System)              5.000                08/01/2029                20,411
---------------------------------------------------------------------------------------------------------------------
          30,000      PA HEFA (UPMC Health System)              6.000                01/15/2031                32,418
---------------------------------------------------------------------------------------------------------------------
       1,650,000      PA HEFA (Ursinus College)                 5.000                01/01/2036             1,680,311
---------------------------------------------------------------------------------------------------------------------
         750,000      PA HEFA (Widener University)              5.000                07/15/2026               759,615
---------------------------------------------------------------------------------------------------------------------
         100,000      PA HFA                                    5.500                04/01/2029               102,029
---------------------------------------------------------------------------------------------------------------------
          45,000      PA HFA (Multifamily FHA Mtg.)             8.200                07/01/2024                45,260
---------------------------------------------------------------------------------------------------------------------
          75,000      PA HFA (Single Family Mtg.)               5.450                10/01/2032                76,651
---------------------------------------------------------------------------------------------------------------------
       2,500,000      PA HFA (Single Family Mtg.) RITES         8.267 1              10/01/2020             2,686,500
---------------------------------------------------------------------------------------------------------------------
       2,500,000      PA HFA (Single Family Mtg.) RITES         8.467 1              10/01/2022             2,686,000
---------------------------------------------------------------------------------------------------------------------
       2,000,000      PA HFA (Single Family Mtg.) RITES         8.947 1              04/01/2021             2,168,880
---------------------------------------------------------------------------------------------------------------------
       2,850,000      PA HFA (Single Family Mtg.) RITES 2       9.267 1              10/01/2022             3,149,706
---------------------------------------------------------------------------------------------------------------------
       9,180,000      PA HFA (Single Family Mtg.), Series
                      61A 2                                     5.450                10/01/2021             9,332,204
---------------------------------------------------------------------------------------------------------------------
       4,235,000      PA HFA (Single Family Mtg.), Series
                      61A                                       5.500                04/01/2029             4,320,928
---------------------------------------------------------------------------------------------------------------------
         195,000      PA HFA (Single Family Mtg.), Series
                      63A                                       5.430 5              04/01/2030                51,839
---------------------------------------------------------------------------------------------------------------------
          50,000      PA HFA (Single Family Mtg.), Series
                      66A                                       5.650                04/01/2029                50,953
---------------------------------------------------------------------------------------------------------------------
       4,740,000      PA HFA (Single Family Mtg.), Series
                      70A                                       5.800                04/01/2027             4,885,044
---------------------------------------------------------------------------------------------------------------------
       3,165,000      PA HFA (Single Family Mtg.), Series
                      74B                                       5.250                04/01/2032             3,210,671
---------------------------------------------------------------------------------------------------------------------
      16,500,000      PA HFA (Single Family Mtg.), Series
                      92A                                       4.750                04/01/2031            16,087,500
---------------------------------------------------------------------------------------------------------------------
       2,365,000      PA Infrastructure Investment
                      Authority                                 5.625                09/01/2014             2,426,277
---------------------------------------------------------------------------------------------------------------------
          10,000      PA Intergovernmental Cooperative
                      Authority                                 5.000                06/15/2021                10,285
---------------------------------------------------------------------------------------------------------------------
         105,000      PA Intergovernmental Cooperative
                      Authority                                 5.500                06/15/2010               105,231
---------------------------------------------------------------------------------------------------------------------


7                |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                               COUPON               MATURITY                   VALUE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
---------------------------------------------------------------------------------------------------------------------
$        400,000      PA Intergovernmental Cooperative
                      Authority                                 5.500%               06/15/2011      $        400,868
---------------------------------------------------------------------------------------------------------------------
          35,000      PA Intergovernmental Cooperative
                      Authority                                 5.500                06/15/2020                35,076
---------------------------------------------------------------------------------------------------------------------
          30,000      PA State University, Series A             5.000                08/15/2027                30,656
---------------------------------------------------------------------------------------------------------------------
          20,000      Patterson Township Municipal
                      Authority                                 5.250                04/15/2007                20,020
---------------------------------------------------------------------------------------------------------------------
           5,000      Patterson Township Municipal
                      Authority                                 5.500                04/15/2011                 5,005
---------------------------------------------------------------------------------------------------------------------
         220,000      Philadelphia Airport                      5.375                06/15/2015               228,514
---------------------------------------------------------------------------------------------------------------------
       2,000,000      Philadelphia Airport Authority for
                      Industrial
                      Devel. RITES                              9.289 1              07/01/2022             2,402,400
---------------------------------------------------------------------------------------------------------------------
          15,000      Philadelphia Airport System, Series B     5.250                06/15/2012                15,439
---------------------------------------------------------------------------------------------------------------------
          60,000      Philadelphia Airport System, Series B     5.400                06/15/2027                61,341
---------------------------------------------------------------------------------------------------------------------
       1,310,000      Philadelphia Airport, Series A            5.000                06/15/2023             1,347,165
---------------------------------------------------------------------------------------------------------------------
       2,000,000      Philadelphia Airport, Series A 2          5.000                06/15/2024             2,053,740
---------------------------------------------------------------------------------------------------------------------
       2,000,000      Philadelphia Airport, Series A 2          5.000                06/15/2025             2,050,740
---------------------------------------------------------------------------------------------------------------------
          15,000      Philadelphia Airport, Series B            5.250                06/15/2031                15,430
---------------------------------------------------------------------------------------------------------------------
       6,720,000      Philadelphia Authority for
                      Industrial Devel.
                      (Aero Philadelphia)                       5.500                01/01/2024             6,743,789
---------------------------------------------------------------------------------------------------------------------
       2,565,000      Philadelphia Authority for
                      Industrial Devel.
                      (City of Philadelphia) 2                  5.375                02/15/2027             2,643,181
---------------------------------------------------------------------------------------------------------------------
          35,000      Philadelphia Authority for
                      Industrial Devel.
                      (PGH Devel. Corp.)                        5.250                07/01/2017                35,037
---------------------------------------------------------------------------------------------------------------------
          15,000      Philadelphia Authority for
                      Industrial Devel. (Philadelphia
                      Airport System)                           5.250                07/01/2028                15,320
---------------------------------------------------------------------------------------------------------------------
          25,000      Philadelphia Authority for
                      Industrial Devel. (Philadelphia
                      Airport)                                  5.000                07/01/2019                25,389
---------------------------------------------------------------------------------------------------------------------
         365,000      Philadelphia Authority for
                      Industrial Devel. (Philadelphia
                      Airport)                                  5.000                07/01/2023               369,427
---------------------------------------------------------------------------------------------------------------------
         665,000      Philadelphia Authority for
                      Industrial Devel. (Philadelphia
                      Airport)                                  5.125                07/01/2028               675,155
---------------------------------------------------------------------------------------------------------------------
         400,000      Philadelphia Authority for
                      Industrial Devel. (Philadelphia
                      Airport)                                  5.300                07/01/2017               411,716
---------------------------------------------------------------------------------------------------------------------
       3,000,000      Philadelphia Authority for
                      Industrial Devel. (Presbyterian
                      Homes Germantown)                         5.625                07/01/2035             3,015,810
---------------------------------------------------------------------------------------------------------------------
       1,370,000      Philadelphia Authority for
                      Industrial Devel.
                      (Stapeley Germantown)                     5.000                01/01/2015             1,354,725
---------------------------------------------------------------------------------------------------------------------
       1,580,000      Philadelphia Authority for
                      Industrial Devel.
                      (Stapeley Germantown)                     5.125                01/01/2021             1,535,286
---------------------------------------------------------------------------------------------------------------------
       1,400,000      Philadelphia Authority for
                      Industrial Devel. Senior Living
                      (Arbor House)                             6.100                07/01/2033             1,454,950
---------------------------------------------------------------------------------------------------------------------
       1,240,000      Philadelphia Authority for
                      Industrial Devel. Senior Living
                      (Miriam and Robert M. Rieder House)       6.100                07/01/2033             1,288,670
---------------------------------------------------------------------------------------------------------------------
       1,160,000      Philadelphia Authority for
                      Industrial Devel. Senior Living
                      (Robert Saligman House)                   6.100                07/01/2033             1,205,530
---------------------------------------------------------------------------------------------------------------------
          75,000      Philadelphia Gas Works                    5.250                08/01/2024                75,251
---------------------------------------------------------------------------------------------------------------------
       1,780,000      Philadelphia Gas Works RITES              8.417 1              08/01/2031             2,242,195
---------------------------------------------------------------------------------------------------------------------
       2,000,000      Philadelphia Gas Works RITES              9.302 1              08/01/2021             2,566,640
---------------------------------------------------------------------------------------------------------------------
       8,000,000      Philadelphia GO 2                         5.000                05/15/2020             8,161,600
---------------------------------------------------------------------------------------------------------------------
         130,000      Philadelphia GO                           5.000                05/15/2025               131,369
---------------------------------------------------------------------------------------------------------------------
         300,000      Philadelphia GO                           5.000                03/15/2028               305,637
---------------------------------------------------------------------------------------------------------------------
       1,210,000      Philadelphia H&HEFA (Centralized
                      Comprehensive Human Services)             7.250                01/01/2021             1,271,589
---------------------------------------------------------------------------------------------------------------------
         175,000      Philadelphia H&HEFA (Frankford
                      Hospital)                                 5.750                01/01/2019               175,641
---------------------------------------------------------------------------------------------------------------------


8                |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                               COUPON               MATURITY                   VALUE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
---------------------------------------------------------------------------------------------------------------------
$      1,785,000      Philadelphia H&HEFA (Jeanes Health
                      System)                                   6.600%               07/01/2010      $      1,892,368
---------------------------------------------------------------------------------------------------------------------
          80,000      Philadelphia H&HEFA (Jefferson
                      Health System)                            5.000                05/15/2018                81,609
---------------------------------------------------------------------------------------------------------------------
       2,380,000      Philadelphia H&HEFA (Philadelphia
                      Protestant Home)                          6.500                07/01/2027             2,396,803
---------------------------------------------------------------------------------------------------------------------
          15,000      Philadelphia H&HEFA (Temple
                      University Children's Medical
                      Center)                                   5.750                06/15/2029                15,417
---------------------------------------------------------------------------------------------------------------------
          10,000      Philadelphia H&HEFA (Temple
                      University Hospital)                      5.500                11/15/2027                10,308
---------------------------------------------------------------------------------------------------------------------
          25,000      Philadelphia H&HEFA (Temple
                      University Hospital)                      5.500                11/15/2027                25,221
---------------------------------------------------------------------------------------------------------------------
          35,000      Philadelphia H&HEFA (Temple
                      University Hospital)                      5.875                11/15/2023                35,752
---------------------------------------------------------------------------------------------------------------------
          15,000      Philadelphia H&HEFA (Temple
                      University Hospital)                      6.500                11/15/2008                15,541
---------------------------------------------------------------------------------------------------------------------
      15,070,000      Philadelphia H&HEFA (Temple
                      University Hospital)                      6.625                11/15/2023            15,290,173
---------------------------------------------------------------------------------------------------------------------
       3,870,000      Philadelphia IDA (Air Cargo)              7.500                01/01/2025             4,237,302
---------------------------------------------------------------------------------------------------------------------
          25,000      Philadelphia IDA (American College
                      of Physicians)                            6.000                06/15/2030                26,596
---------------------------------------------------------------------------------------------------------------------
          85,000      Philadelphia IDA (Baker's Bay
                      Nursing Home Associates)                  5.750                08/01/2023                85,123
---------------------------------------------------------------------------------------------------------------------
       1,150,000      Philadelphia IDA (Baptist Home of
                      Philadelphia)                             5.500                11/15/2018             1,073,824
---------------------------------------------------------------------------------------------------------------------
         526,000      Philadelphia IDA (Baptist Home of
                      Philadelphia)                             5.600                11/15/2028               476,640
---------------------------------------------------------------------------------------------------------------------
         450,000      Philadelphia IDA (Cathedral Village)      6.750                04/01/2023               493,398
---------------------------------------------------------------------------------------------------------------------
       1,100,000      Philadelphia IDA (Cathedral Village)      6.875                04/01/2034             1,203,521
---------------------------------------------------------------------------------------------------------------------
       2,750,000      Philadelphia IDA (First Mtg.-CPAP)        6.125                04/01/2019             2,104,630
---------------------------------------------------------------------------------------------------------------------
       1,330,000      Philadelphia IDA (International
                      Educational & Community Project)          5.875                06/01/2022             1,414,282
---------------------------------------------------------------------------------------------------------------------
       1,640,000      Philadelphia IDA (Richard Allen
                      Prep Charter School)                      6.250                05/01/2033             1,632,571
---------------------------------------------------------------------------------------------------------------------
          25,000      Philadelphia IDA (The Franklin
                      Institute)                                5.200                06/15/2018                25,653
---------------------------------------------------------------------------------------------------------------------
       3,425,000      Philadelphia IDA RITES                    8.426 1              10/01/2026             4,050,816
---------------------------------------------------------------------------------------------------------------------
          50,000      Philadelphia Parking Authority            5.000                02/01/2027                51,003
---------------------------------------------------------------------------------------------------------------------
          20,000      Philadelphia Parking Authority,
                      Series A                                  5.250                02/15/2029                20,720
---------------------------------------------------------------------------------------------------------------------
         190,000      Philadelphia Redevel. Authority
                      (Multifamily Hsg.)                        5.450                02/01/2023               192,757
---------------------------------------------------------------------------------------------------------------------
       2,580,000      Philadelphia Redevel. Authority
                      (Pavilion Apartments)                     6.000                10/01/2023             2,660,006
---------------------------------------------------------------------------------------------------------------------
       4,100,000      Philadelphia Redevel. Authority
                      (Pavilion Apartments)                     6.250                10/01/2032             4,214,021
---------------------------------------------------------------------------------------------------------------------
       2,250,000      Philadelphia Redevel. Authority ROLs      8.098 1              04/15/2028             2,508,480
---------------------------------------------------------------------------------------------------------------------
       2,000,000      Philadelphia School District GO
                      RITES                                    10.429 1              08/01/2022             2,778,840
---------------------------------------------------------------------------------------------------------------------
          55,000      Philadelphia Water & Wastewater,
                      Series A                                  5.125                08/01/2027                56,598
---------------------------------------------------------------------------------------------------------------------
          30,000      Pine-Richland School District             5.625                09/01/2018                30,187
---------------------------------------------------------------------------------------------------------------------
          10,000      Pittsburgh & Allegheny County
                      Public Auditorium Authority               5.000                02/01/2024                10,329
---------------------------------------------------------------------------------------------------------------------
          50,000      Pittsburgh & Allegheny County
                      Public Auditorium Authority               5.000                02/01/2029                51,342
---------------------------------------------------------------------------------------------------------------------
          40,000      Pittsburgh & Allegheny County
                      Public Auditorium Authority               5.250                02/01/2031                41,750
---------------------------------------------------------------------------------------------------------------------
          60,000      Pittsburgh Urban Redevel. Authority       5.600                04/01/2020                61,003
---------------------------------------------------------------------------------------------------------------------
          20,000      Pittsburgh Urban Redevel. Authority
                      (Home Improvement Loans), Series A        5.650                08/01/2015                20,003
---------------------------------------------------------------------------------------------------------------------
          20,000      Pittsburgh Urban Redevel. Authority
                      (Oliver Garage)                           5.450                06/01/2028                20,735
---------------------------------------------------------------------------------------------------------------------
          20,000      Pittsburgh Urban Redevel. Authority
                      Mtg., Series A                            7.250                02/01/2024                20,022
---------------------------------------------------------------------------------------------------------------------
          10,000      Pittsburgh Urban Redevel. Authority
                      Mtg., Series C                            5.700                04/01/2030                10,152
---------------------------------------------------------------------------------------------------------------------
         605,000      Pittsburgh Urban Redevel. Authority
                      Mtg., Series C                            5.950                10/01/2029               620,355
---------------------------------------------------------------------------------------------------------------------
          10,000      Pittsburgh Urban Redevel. Authority
                      Mtg., Series C                            7.125                08/01/2013                10,010
---------------------------------------------------------------------------------------------------------------------
          10,000      Pittsburgh Water & Sewer Authority,
                      Series A                                  5.050                09/01/2025                10,148
---------------------------------------------------------------------------------------------------------------------


9                |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                               COUPON               MATURITY                   VALUE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
---------------------------------------------------------------------------------------------------------------------
$        120,000      Potter County Hospital Authority
                      (Charles Cole Memorial Hospital)          6.050%               08/01/2024      $        123,011
---------------------------------------------------------------------------------------------------------------------
          45,000      Pottstown Boro Authority                  5.500                11/01/2021                45,372
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Pottsville Hospital Authority
                      (Pottsville Hospital & Warne Clinic)      5.500                07/01/2018               998,160
---------------------------------------------------------------------------------------------------------------------
       4,170,000      Pottsville Hospital Authority
                      (Pottsville Hospital & Warne Clinic)      5.625                07/01/2024             4,129,843
---------------------------------------------------------------------------------------------------------------------
          25,000      Pottsville Hospital Authority
                      (Pottsville Hospital & Warne Clinic)      5.625                07/01/2024                25,438
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Saxonburg Area Authority (Sewer &
                      Water)                                    5.000                03/01/2030             1,023,760
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Saxonburg Area Authority (Sewer &
                      Water)                                    5.000                03/01/2035             1,019,800
---------------------------------------------------------------------------------------------------------------------
       2,000,000      Sayre Health Care Facilities
                      (Guthrie Healthcare System)               7.125                12/01/2031             2,345,020
---------------------------------------------------------------------------------------------------------------------
          10,000      Schuylkill County IDA
                      (DOCNHS/BSVHS/WMHS Obligated Group)       5.000                11/01/2028                10,134
---------------------------------------------------------------------------------------------------------------------
          10,000      Scranton Parking Authority                7.000                09/15/2009                10,019
---------------------------------------------------------------------------------------------------------------------
         125,000      Scranton School District                  5.000                04/01/2022               129,708
---------------------------------------------------------------------------------------------------------------------
          30,000      Somerset County Hospital Authority
                      (Somerset Community Hospital)             5.375                03/01/2017                30,713
---------------------------------------------------------------------------------------------------------------------
         110,000      South Fork Municipal Authority
                      (Conemaugh Valley Memorial Hospital)      5.000                07/01/2028               111,522
---------------------------------------------------------------------------------------------------------------------
          60,000      South Fork Municipal Authority
                      (Good Samaritan Medial Center of
                      Johnstown)                                5.250                07/01/2026                61,310
---------------------------------------------------------------------------------------------------------------------
          25,000      South Fork Municipal Authority
                      (Good Samaritan Medial Center of
                      Johnstown)                                5.375                07/01/2016                25,561
---------------------------------------------------------------------------------------------------------------------
       1,400,000      Southcentral General Authority
                      (Hanover Hospital)                        5.000                12/01/2023             1,430,982
---------------------------------------------------------------------------------------------------------------------
       2,245,000      Southcentral General Authority
                      (Hanover Hospital)                        5.000                12/01/2025             2,289,473
---------------------------------------------------------------------------------------------------------------------
       3,265,000      Southcentral General Authority
                      (Hanover Hospital) 2                      5.000                12/01/2026             3,332,194
---------------------------------------------------------------------------------------------------------------------
       2,000,000      Southcentral General Authority
                      (Hanover Hospital)                        5.000                12/01/2027             2,048,920
---------------------------------------------------------------------------------------------------------------------
       2,510,000      Southcentral General Authority
                      (Hanover Hospital)                        5.000                12/01/2028             2,567,504
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Southcentral General Authority
                      (Hanover Hospital)                        5.000                12/01/2030             1,019,810
---------------------------------------------------------------------------------------------------------------------
       5,050,000      Southeastern PA Transportation
                      Authority                                 5.375                03/01/2022             5,211,146
---------------------------------------------------------------------------------------------------------------------
       3,250,000      St. Mary Hospital Authority
                      (Catholic Health East)                    5.375                11/15/2034             3,364,920
---------------------------------------------------------------------------------------------------------------------
          95,000      St. Mary Hospital Authority
                      (Catholic Health Initiatives)             5.000                12/01/2028                97,721
---------------------------------------------------------------------------------------------------------------------
          50,000      St. Mary Hospital Authority
                      (Franciscan Health)                       7.000                06/15/2015                50,191
---------------------------------------------------------------------------------------------------------------------
          35,000      State Public School Building
                      Authority (Lehigh Carbon
                      Community College)                        5.000                11/01/2017                35,561
---------------------------------------------------------------------------------------------------------------------
       1,000,000      Susquehanna Area Regional Airport
                      Authority (Aero Harrisburg)               5.500                01/01/2024               954,680
---------------------------------------------------------------------------------------------------------------------
       1,145,000      Towanda Area School District              5.000                09/01/2019             1,149,614
---------------------------------------------------------------------------------------------------------------------
          10,000      Venango IDA (Boise Cascade Corp.)         5.900                09/01/2007                10,004
---------------------------------------------------------------------------------------------------------------------
       5,450,000      Washington County Authority
                      (Capital Projects & Equipment
                      Program)                                  6.150                12/01/2029             5,849,158
---------------------------------------------------------------------------------------------------------------------
         750,000      Washington Township Municipal
                      Authority                                 5.875                12/15/2023               776,093
---------------------------------------------------------------------------------------------------------------------
       2,500,000      Washington Township Municipal
                      Authority                                 6.000                12/15/2033             2,580,975
---------------------------------------------------------------------------------------------------------------------
       1,000,000      West Cornwall Township Municipal
                      Authority (Elizabethtown College)         6.000                12/15/2022             1,063,340
---------------------------------------------------------------------------------------------------------------------
          25,000      West Cornwall Township Municipal
                      Authority (Elizabethtown College)         6.000                12/15/2027                26,407
---------------------------------------------------------------------------------------------------------------------
         300,000      West Shore Area Hospital Authority
                      (Holy Spirit Hospital)                    6.250                01/01/2032               315,507
---------------------------------------------------------------------------------------------------------------------


10               |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                               COUPON               MATURITY                   VALUE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
---------------------------------------------------------------------------------------------------------------------
$          5,000      Westmoreland County IDA (Redstone
                      Health Care Facilities)                   8.125%               11/15/2030      $          5,853
---------------------------------------------------------------------------------------------------------------------
       1,550,000      Westmoreland County IDA (Redstone
                      Retirement Community)                     5.750                01/01/2026             1,586,813
---------------------------------------------------------------------------------------------------------------------
       1,085,000      Westmoreland County IDA (Redstone
                      Retirement Community)                     5.875                01/01/2032             1,105,333
---------------------------------------------------------------------------------------------------------------------
          30,000      York County Hospital Authority
                      (York Hospital)                           5.500                07/01/2008                30,038
---------------------------------------------------------------------------------------------------------------------
          10,000      York County IDA (PSEG Power)              5.500                09/01/2020                10,525
---------------------------------------------------------------------------------------------------------------------
          25,000      York Hsg. Corp. Mtg., Series A            6.875                11/01/2009                25,024
                                                                                                     ----------------
                                                                                                          591,320,151
U.S. POSSESSIONS--35.2%
       1,485,000      Guam EDA (TASC)                           5.400                05/15/2031             1,502,256
---------------------------------------------------------------------------------------------------------------------
       3,830,000      Guam EDA (TASC) 2                         5.500                05/15/2041             3,882,854
---------------------------------------------------------------------------------------------------------------------
         105,000      Guam GO, Series A                         5.375                11/15/2013               105,087
---------------------------------------------------------------------------------------------------------------------
       3,640,000      Guam GO, Series A                         5.400                11/15/2018             3,642,184
---------------------------------------------------------------------------------------------------------------------
       2,000,000      Guam Government Waterworks
                      Authority & Wastewater System             5.875                07/01/2035             2,093,640
---------------------------------------------------------------------------------------------------------------------
         195,000      Guam Power Authority, Series A            5.250                10/01/2013               195,008
---------------------------------------------------------------------------------------------------------------------
         710,000      Guam Power Authority, Series A            5.250                10/01/2023               714,395
---------------------------------------------------------------------------------------------------------------------
       2,725,000      Northern Mariana Islands Ports
                      Authority, Series A                       5.500                03/15/2031             2,704,726
---------------------------------------------------------------------------------------------------------------------
       1,380,000      Northern Mariana Islands Ports
                      Authority, Series A                       6.600                03/15/2028             1,522,126
---------------------------------------------------------------------------------------------------------------------
          60,000      Northern Mariana Islands, Series A        6.000                06/01/2014                63,159
---------------------------------------------------------------------------------------------------------------------
      10,100,000      Northern Mariana Islands, Series A        6.750                10/01/2033            11,274,125
---------------------------------------------------------------------------------------------------------------------
      29,915,000      Puerto Rico Children's Trust Fund
                      (TASC)                                    5.375                05/15/2033            30,501,334
---------------------------------------------------------------------------------------------------------------------
      74,825,000      Puerto Rico Children's Trust Fund
                      (TASC)                                    5.500                05/15/2039            76,578,150
---------------------------------------------------------------------------------------------------------------------
      73,230,000      Puerto Rico Children's Trust Fund
                      (TASC)                                    5.625                05/15/2043            75,226,250
---------------------------------------------------------------------------------------------------------------------
     355,000,000      Puerto Rico Children's Trust Fund
                      (TASC)                                    6.360 5              05/15/2050            22,141,350
---------------------------------------------------------------------------------------------------------------------
      97,000,000      Puerto Rico Children's Trust Fund
                      (TASC) 2                                  7.010 5              05/15/2055             3,236,890
---------------------------------------------------------------------------------------------------------------------
       5,000,000      Puerto Rico Highway &
                      Transportation Authority, Series G        5.000                07/01/2033             5,053,700
---------------------------------------------------------------------------------------------------------------------
       4,165,000      Puerto Rico Highway &
                      Transportation Authority, Series G        5.000                07/01/2042             4,167,207
---------------------------------------------------------------------------------------------------------------------
         945,000      Puerto Rico Highway &
                      Transportation Authority, Series H        5.000                07/01/2028               955,149
---------------------------------------------------------------------------------------------------------------------
       7,000,000      Puerto Rico Highway &
                      Transportation Authority, Series K        5.000                07/01/2030             7,081,690
---------------------------------------------------------------------------------------------------------------------
       2,925,000      Puerto Rico Highway &
                      Transportation Authority, Series K        5.000                07/01/2035             2,954,835
---------------------------------------------------------------------------------------------------------------------
      15,000,000      Puerto Rico Highway &
                      Transportation Authority, Series K        5.000                07/01/2045            15,006,600
---------------------------------------------------------------------------------------------------------------------
         250,000      Puerto Rico Infrastructure                5.000                07/01/2041               250,165
---------------------------------------------------------------------------------------------------------------------
         235,000      Puerto Rico ITEMECF (Ana G. Mendez
                      University)                               5.375                02/01/2019               239,768
---------------------------------------------------------------------------------------------------------------------
         500,000      Puerto Rico ITEMECF (Ana G. Mendez
                      University)                               5.375                02/01/2029               507,180
---------------------------------------------------------------------------------------------------------------------
       2,750,000      Puerto Rico Municipal Finance
                      Agency, Series A                          5.250                08/01/2025             2,868,580
---------------------------------------------------------------------------------------------------------------------
      17,520,000      Puerto Rico Port Authority
                      (American Airlines), Series A 2           6.250                06/01/2026            15,396,751
---------------------------------------------------------------------------------------------------------------------
         870,000      Puerto Rico Port Authority
                      (American Airlines), Series A             6.300                06/01/2023               777,180
---------------------------------------------------------------------------------------------------------------------
         115,000      Puerto Rico Port Authority, Series D      7.000                07/01/2014               118,089
---------------------------------------------------------------------------------------------------------------------
       5,000,000      Puerto Rico Public Buildings
                      Authority                                 5.250                07/01/2029             5,212,100
---------------------------------------------------------------------------------------------------------------------
         540,000      Puerto Rico Public Buildings
                      Authority                                 5.250                07/01/2033               561,044
---------------------------------------------------------------------------------------------------------------------


11               |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                               COUPON               MATURITY                   VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
---------------------------------------------------------------------------------------------------------------------
$        100,000      University of Puerto Rico                 5.400%               06/01/2009      $        101,635
---------------------------------------------------------------------------------------------------------------------
         205,000      University of Puerto Rico, Series M       5.250                06/01/2025               207,989
---------------------------------------------------------------------------------------------------------------------
       1,625,000      University of Puerto Rico, Series O 2     5.375                06/01/2030             1,648,969
---------------------------------------------------------------------------------------------------------------------
       6,645,000      V.I.  Government Refinery
                      Facilities (Hovensa Coker) 2              6.500                07/01/2021             7,476,755
---------------------------------------------------------------------------------------------------------------------
       4,000,000      V.I.  Public Finance Authority
                      (Hovensa Coker)                           6.500                07/01/2021             4,500,680
---------------------------------------------------------------------------------------------------------------------
       5,000,000      V.I.  Public Finance Authority
                      (Hovensa Refinery) 2                      6.125                07/01/2022             5,493,100
---------------------------------------------------------------------------------------------------------------------
       3,250,000      V.I.  Public Finance Authority
                      ROLs 2                                    8.002 1              10/01/2024             3,682,705
---------------------------------------------------------------------------------------------------------------------
      17,450,000      V.I.  Tobacco Settlement Financing
                      Corp.                                     6.250 5              05/15/2035             2,908,043
---------------------------------------------------------------------------------------------------------------------
       2,195,000      V.I.  Tobacco Settlement Financing
                      Corp.                                     6.500 5              05/15/2035               340,927
---------------------------------------------------------------------------------------------------------------------
       4,150,000      V.I.  Tobacco Settlement Financing
                      Corp.                                     6.880 5              05/15/2035               580,087
---------------------------------------------------------------------------------------------------------------------
       7,000,000      V.I.  Tobacco Settlement Financing
                      Corp.                                     7.630 5              05/15/2035               792,960
---------------------------------------------------------------------------------------------------------------------
          45,000      V.I.  Tobacco Settlement Financing
                      Corp. (TASC)                              5.000                05/15/2021                44,928
---------------------------------------------------------------------------------------------------------------------
       2,235,000      V.I.  Tobacco Settlement Financing
                      Corp. (TASC)                              5.000                05/15/2031             2,201,967
                                                                                                     ----------------
                                                                                                          326,514,317
---------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $872,591,609)--98.9%                                                    917,834,468
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES--1.1                                                                        9,912,788
                                                                                                     ----------------
NET ASSETS--100.0%                                                                                   $    927,747,256
                                                                                                     ================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

3. Issue is in default. Non-income producing. See accompanying Notes.

4. Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS                       Adult Communities Total Services
AUS                        Allegheny United Hospitals
BPE                        Brittany Pointe Estates
BSVHS                      Baptist/St. Vincent's Health System
CA                         California
CCMC                       Crozer-Chester Medical Center
CKHS                       Crozer-Keystone Health System
COP                        Certificates of Participation
CPAP                       Crime Prevention Association of Philadelphia
DCMH                       Delaware County Memorial Hospital
DOCNHS                     Daughters of Charity National Health Systems
DPH                        Divine Providence Hospital
EDA                        Economic Development Authority
EDFA                       Economic Development Finance Authority
FHA                        Federal Housing Agency
GO                         General Obligation
GPA                        General Purpose Authority
H&EFA                      Health and Educational Facilities Authority
H&HEFA                     Hospitals and Higher Education Facilities Authority
HDA                        Hospital Development Authority
HEBA                       Higher Education Building Authority
HEFA                       Higher Education Facilities Authority
HEHA                       Higher Education and Health Authority
HFA                        Housing Finance Agency/Authority


12               |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

HUHS                       Hahnemann University Hospital System
HW                         Highlands at Wyomissing
IDA                        Industrial Development Agency
ITEMECF                    Industrial, Tourist, Educational, Medical and
                           Environmental Community Facilities
MAS                        Mercy Adult Services
MCMCSPA                    Mercy Catholic Medical Center of Southeastern PA
MCP                        Medical College of Pennsylvania
MHH                        Mercy Haverford Hospital
MHP                        Mercy Health Plan
MHSSPA                     Mercy Health System of Southeastern PA
MVH                        Muncy Valley Hospital
NCPHS                      North Central Pennsylvania Health System
NJ                         New Jersey
PA                         Pennsylvania
PSEG                       Public Service Enterprise Group
RHMC                       Reading Hospital & Medical Center
RITES                      Residual Interest Tax Exempt Security
ROLs                       Residual Option Longs
TASC                       Tobacco Settlement Asset-Backed Bonds
UPMC                       University of Pittsburgh Medical Center
V.I.                       United States Virgin Islands
WH                         Williamsport Hospital
WMHS                       Western Maryland Health Systems
WVHCS                      Wyoming Valley Health Care System

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                     VALUE                    PERCENT
------------------------------------------------------------------------------
Tobacco Settlement Payments         $  219,937,996                       24.0%
Hospital/Health Care                    91,162,232                        9.9
Adult Living Facilities                 68,792,090                        7.5
Higher Education                        59,133,659                        6.4
Single Family Housing                   51,377,312                        5.6
Marine/Aviation Facilities              48,459,164                        5.3
Highways/Railways                       47,108,525                        5.1
Not-for-Profit Organization             44,321,246                        4.8
General Obligation                      37,663,454                        4.1
Resource Recovery                       36,714,763                        4.0
Electric Utilities                      33,978,214                        3.7
Water Utilities                         32,937,389                        3.6
Manufacturing, Durable Goods            23,868,096                        2.6
Pollution Control                       18,121,806                        2.0
Airlines                                16,173,931                        1.8
Municipal Leases                        12,477,353                        1.4
Special Assessment                      12,035,330                        1.3
Special Tax                             11,893,785                        1.3
Sewer Utilities                         10,243,803                        1.1
Parking Fee Revenue                      9,574,977                        1.0
Multifamily Housing                      8,755,574                        1.0
Education                                8,704,951                        1.0
Gas Utilities                            4,884,086                        0.5
Paper, Containers & Packaging            4,641,863                        0.5
Sales Tax Revenue                        3,786,126                        0.4
Sports Facility Revenue                    980,060                        0.1
Hotels, Restaurants & Leisure              106,683                        0.0
                                    ------------------------------------------
Total                               $  917,834,468                      100.0%
                                    ==========================================


13               |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $872,591,609
                                              =============

Gross unrealized appreciation                 $ 50,563,452
Gross unrealized depreciation                   (5,320,593)
                                              -------------
Net unrealized appreciation                   $ 45,242,859
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $61,295,516 as of April 30, 2006.

The Fund has entered into so-called shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, absent such an interest and forbearance agreement, the Fund would not be required to make such a reimbursement.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2006, securities with an aggregate market value of $26,317, representing less than 0.005% of the Fund's net assets, were in default.


14               |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.8405% as of April 30, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its prorata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.



15               |              OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND




Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                                COUPON             MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.7%
-------------------------------------------------------------------------------------------------------------------------------
New Jersey--75.7%
$         272,000        Audubon Devel. Corp. (Audubon Park)                     7.750%             08/01/2024     $    277,970
-------------------------------------------------------------------------------------------------------------------------------
           10,000        Bergen County HDC                                       6.750              10/01/2018           10,156
-------------------------------------------------------------------------------------------------------------------------------
           25,000        Camden County Municipal Utilities Authority             5.125              07/15/2017           25,384
-------------------------------------------------------------------------------------------------------------------------------
           95,000        Camden County PCFA
                         (Camden County Energy Recovery Associates)              7.500              12/01/2009           96,042
-------------------------------------------------------------------------------------------------------------------------------
          100,000        Camden County PCFA
                         (Camden County Energy Recovery Associates)              7.500              12/01/2010          101,097
-------------------------------------------------------------------------------------------------------------------------------
           15,000        Collingswood GO                                         5.875              07/15/2018           15,050
-------------------------------------------------------------------------------------------------------------------------------
          100,000        Delaware River Port Authority PA/NJ                     5.400              01/01/2011          102,124
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Delaware River Port Authority PA/NJ                     5.400              01/01/2016        1,021,260
-------------------------------------------------------------------------------------------------------------------------------
        7,095,000        Delaware River Port Authority PA/NJ 1                   5.500              01/01/2026        7,246,691
-------------------------------------------------------------------------------------------------------------------------------
          300,000        Essex County Improvement Authority                      5.125              10/01/2022          315,486
-------------------------------------------------------------------------------------------------------------------------------
           40,000        Essex County Improvement Authority
                         (County Jail & Youth House)                             5.350              12/01/2024           41,128
-------------------------------------------------------------------------------------------------------------------------------
           70,000        Essex County Improvement Authority (Sportsplex)         5.625              10/01/2027           71,723
-------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Garden State Preservation Trust
                         (Open Space & Farmland Preservation)                    5.800              11/01/2023        2,264,320
-------------------------------------------------------------------------------------------------------------------------------
        1,250,000        Gloucester County Hsg. Devel. Corp. (Colonial
                         Park)                                                   6.200              09/15/2011        1,269,850
-------------------------------------------------------------------------------------------------------------------------------
           20,000        Gloucester County Improvement Authority
                         (Governmental Leasing Program)                          5.900              04/01/2007           20,034
-------------------------------------------------------------------------------------------------------------------------------
            5,000        Gloucester County Utilities Authority                   5.125              01/01/2013            5,005
-------------------------------------------------------------------------------------------------------------------------------
           25,000        Haledon School District                                 5.625              02/01/2009           25,037
-------------------------------------------------------------------------------------------------------------------------------
          625,000        Higher Education Student Assistance Authority
                         (Student Loan)                                          6.000              06/01/2015          643,506
-------------------------------------------------------------------------------------------------------------------------------
        3,755,000        Hudson County Improvement Authority
                         (Koppers Site)                                          6.125              01/01/2029        3,786,242
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Hudson County Solid Waste Improvement Authority         6.000              01/01/2029          983,360
-------------------------------------------------------------------------------------------------------------------------------
           20,000        Hunterdon County Educational Services Commission
                         COP 2                                                   7.000              02/01/2015           20,417
-------------------------------------------------------------------------------------------------------------------------------
           25,000        Jersey City GO                                          5.250              10/01/2016           25,643
-------------------------------------------------------------------------------------------------------------------------------
          100,000        Lenape Regional High School District                    5.000              04/01/2023          100,951
-------------------------------------------------------------------------------------------------------------------------------
           75,000        Mercer County Improvement Authority                     5.000              11/15/2016           76,953
-------------------------------------------------------------------------------------------------------------------------------
        6,290,000        Mercer County Improvement Authority                     5.000              08/01/2040        6,450,772
-------------------------------------------------------------------------------------------------------------------------------
           45,000        Mercer County Improvement Authority
                         (Solid Waste)                                           5.750              09/15/2016           47,034
-------------------------------------------------------------------------------------------------------------------------------
          875,000        Middlesex County Improvement Authority (Heldrich
                         Center Hotel)                                           5.000              01/01/2015          883,838
-------------------------------------------------------------------------------------------------------------------------------
          500,000        Middlesex County Improvement Authority (Heldrich
                         Center Hotel)                                           5.000              01/01/2020          501,535
-------------------------------------------------------------------------------------------------------------------------------
        1,535,000        Middlesex County Improvement Authority (Heldrich
                         Center Hotel)                                           5.000              01/01/2032        1,494,829
-------------------------------------------------------------------------------------------------------------------------------
        1,100,000        Middlesex County Improvement Authority (Heldrich
                         Center Hotel)                                           5.125              01/01/2037        1,089,836
-------------------------------------------------------------------------------------------------------------------------------
          975,000        Middlesex County Improvement Authority
                         (Skyline Tower Urban Renewal Associates)                5.350              07/01/2034        1,004,153
-------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Middlesex County Pollution Control Authority
                         (Amerada Hess Corp.)                                    6.050              09/15/2034        2,673,350
-------------------------------------------------------------------------------------------------------------------------------
           35,000        New Brunswick Hsg. & Urban Devel. Authority             5.500              08/01/2011           35,048
-------------------------------------------------------------------------------------------------------------------------------
           65,000        New Brunswick Hsg. & Urban Devel. Authority             5.750              07/01/2024           65,230
-------------------------------------------------------------------------------------------------------------------------------
          570,000        NJ EDA (American Airlines)                              7.100              11/01/2031          535,053
-------------------------------------------------------------------------------------------------------------------------------


1            |             OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                                COUPON             MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
$         255,000        NJ EDA (Anheuser-Busch Companies)                       5.850%             12/01/2030     $    260,467
-------------------------------------------------------------------------------------------------------------------------------
        2,065,000        NJ EDA (Applewood Estates)                              5.000              10/01/2025        2,117,988
-------------------------------------------------------------------------------------------------------------------------------
        8,060,000        NJ EDA (Applewood Estates) 1                            5.000              10/01/2035        8,192,990
-------------------------------------------------------------------------------------------------------------------------------
           50,000        NJ EDA (Bristol Glen)                                   5.750              07/01/2029           50,838
-------------------------------------------------------------------------------------------------------------------------------
          100,000        NJ EDA (Cadbury at Cherry Hill)                         5.500              07/01/2018          102,898
-------------------------------------------------------------------------------------------------------------------------------
           25,000        NJ EDA (Cadbury at Cherry Hill)                         5.500              07/01/2028           25,464
-------------------------------------------------------------------------------------------------------------------------------
           25,000        NJ EDA (Cascade Corp.)                                  8.250              02/01/2026           24,999
-------------------------------------------------------------------------------------------------------------------------------
        3,000,000        NJ EDA (Cigarette Tax)                                  5.500              06/15/2031        3,110,160
-------------------------------------------------------------------------------------------------------------------------------
        1,500,000        NJ EDA (Cigarette Tax)                                  5.750              06/15/2029        1,586,115
-------------------------------------------------------------------------------------------------------------------------------
       10,000,000        NJ EDA (Cigarette Tax)                                  5.750              06/15/2034       10,519,200
-------------------------------------------------------------------------------------------------------------------------------
          425,000        NJ EDA (Continental Airlines)                           5.500              04/01/2028          321,980
-------------------------------------------------------------------------------------------------------------------------------
       15,395,000        NJ EDA (Continental Airlines)                           6.250              09/15/2019       15,188,091
-------------------------------------------------------------------------------------------------------------------------------
          410,000        NJ EDA (Continental Airlines)                           6.250              09/15/2029          401,099
-------------------------------------------------------------------------------------------------------------------------------
        5,670,000        NJ EDA (Continental Airlines) 1                         6.400              09/15/2023        5,638,928
-------------------------------------------------------------------------------------------------------------------------------
        3,590,000        NJ EDA (Continental Airlines)                           6.625              09/15/2012        3,653,974
-------------------------------------------------------------------------------------------------------------------------------
          665,000        NJ EDA (Continental Airlines)                           7.000              11/15/2030          674,696
-------------------------------------------------------------------------------------------------------------------------------
        3,500,000        NJ EDA (Continental Airlines)                           9.000              06/01/2033        3,880,310
-------------------------------------------------------------------------------------------------------------------------------
          100,000        NJ EDA (Courthouse Convalescent Center)                 8.700              02/01/2014          100,058
-------------------------------------------------------------------------------------------------------------------------------
        3,100,000        NJ EDA (Cranes Mill)                                    5.100              06/01/2027        2,974,543
-------------------------------------------------------------------------------------------------------------------------------
           70,000        NJ EDA (Dept. of Human Services)                        5.000              07/01/2022           71,543
-------------------------------------------------------------------------------------------------------------------------------
          135,000        NJ EDA (Dept. of Human Services)                        6.250              07/01/2024          146,564
-------------------------------------------------------------------------------------------------------------------------------
          100,000        NJ EDA (Devereux Foundation)                            5.450              05/01/2027          102,429
-------------------------------------------------------------------------------------------------------------------------------
           25,000        NJ EDA (Eastern Shore)                                  8.000              02/01/2011           25,002
-------------------------------------------------------------------------------------------------------------------------------
          615,000        NJ EDA (Elizabethtown Water Company)                    5.600              12/01/2025          626,568
-------------------------------------------------------------------------------------------------------------------------------
        3,900,000        NJ EDA (Empowerment Zone-Cumberland) 1                  7.750              08/01/2021        3,914,547
-------------------------------------------------------------------------------------------------------------------------------
          625,000        NJ EDA (Fairleigh Dickinson University), Series D       5.250              07/01/2032          633,338
-------------------------------------------------------------------------------------------------------------------------------
           20,000        NJ EDA (Fellowship Village)                             5.500              01/01/2018           20,332
-------------------------------------------------------------------------------------------------------------------------------
          120,000        NJ EDA (General Motors Corp.)                           5.350              04/01/2009          109,890
-------------------------------------------------------------------------------------------------------------------------------
          320,000        NJ EDA (Hackensack Water Company)                       5.800              03/01/2024          329,107
-------------------------------------------------------------------------------------------------------------------------------
          125,000        NJ EDA (Hackensack Water Company)                       5.900              03/01/2024          128,525
-------------------------------------------------------------------------------------------------------------------------------
        2,000,000        NJ EDA (Jersey Central Power & Light)                   7.100              07/01/2015        2,040,540
-------------------------------------------------------------------------------------------------------------------------------
        4,900,000        NJ EDA (JVG Properties) 1                               5.375              03/01/2019        4,950,176
-------------------------------------------------------------------------------------------------------------------------------
        2,500,000        NJ EDA (Kapkowski Road Landfill)                        6.500              04/01/2031        2,897,300
-------------------------------------------------------------------------------------------------------------------------------
           10,000        NJ EDA (Kullman Associates)                             6.125              06/01/2018            8,985
-------------------------------------------------------------------------------------------------------------------------------
          125,000        NJ EDA (Kullman Associates)                             6.750              07/01/2019          115,843
-------------------------------------------------------------------------------------------------------------------------------
        1,020,000        NJ EDA (Liberty Street Park)                            5.000              03/01/2020        1,063,228
-------------------------------------------------------------------------------------------------------------------------------
          710,000        NJ EDA (Lions Gate)                                     5.750              01/01/2025          723,036
-------------------------------------------------------------------------------------------------------------------------------
        1,330,000        NJ EDA (Lions Gate)                                     5.875              01/01/2037        1,358,223
-------------------------------------------------------------------------------------------------------------------------------
           30,000        NJ EDA (Manchester Manor)                               6.700              08/01/2022           30,263
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000        NJ EDA (Marcus L. Ward Home)                            5.750              11/01/2024        1,056,780
-------------------------------------------------------------------------------------------------------------------------------
        1,200,000        NJ EDA (Marcus L. Ward Home)                            5.800              11/01/2031        1,270,212
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000        NJ EDA (Masonic Charity Foundation of NJ)               5.500              06/01/2031        1,055,190
-------------------------------------------------------------------------------------------------------------------------------
          750,000        NJ EDA (Masonic Charity Foundation of NJ)               6.000              06/01/2025          819,255
-------------------------------------------------------------------------------------------------------------------------------
          135,000        NJ EDA (Middlesex Water Company)                        5.200              10/01/2022          135,124
-------------------------------------------------------------------------------------------------------------------------------
          155,000        NJ EDA (Middlesex Water Company)                        5.250              10/01/2023          155,090
-------------------------------------------------------------------------------------------------------------------------------
           20,000        NJ EDA (Middlesex Water Company)                        5.250              02/01/2029           20,010
-------------------------------------------------------------------------------------------------------------------------------
          215,000        NJ EDA (Middlesex Water Company)                        5.350              02/01/2038          220,485
-------------------------------------------------------------------------------------------------------------------------------
          150,000        NJ EDA (NJ American Water Company)                      5.250              07/01/2038          153,914
-------------------------------------------------------------------------------------------------------------------------------
          110,000        NJ EDA (NJ American Water Company)                      5.350              06/01/2023          110,129
-------------------------------------------------------------------------------------------------------------------------------
          240,000        NJ EDA (NJ American Water Company)                      5.350              06/01/2023          240,281
-------------------------------------------------------------------------------------------------------------------------------
          375,000        NJ EDA (NJ American Water Company)                      5.375              05/01/2032          387,368
-------------------------------------------------------------------------------------------------------------------------------


2            |             OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                                COUPON             MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
$         175,000        NJ EDA (NJ American Water Company)                      5.500%             06/01/2023     $    175,147
-------------------------------------------------------------------------------------------------------------------------------
          805,000        NJ EDA (NJ American Water Company)                      5.950              11/01/2029          821,382
-------------------------------------------------------------------------------------------------------------------------------
          340,000        NJ EDA (NJ American Water Company)                      6.000              05/01/2036          351,006
-------------------------------------------------------------------------------------------------------------------------------
        6,520,000        NJ EDA (NJ American Water Company)                      6.875              11/01/2034        6,601,696
-------------------------------------------------------------------------------------------------------------------------------
           55,000        NJ EDA (NJ Natural Gas Company)                         5.000              12/01/2038           55,778
-------------------------------------------------------------------------------------------------------------------------------
           30,000        NJ EDA (NJ Transit)                                     5.750              12/15/2017           30,347
-------------------------------------------------------------------------------------------------------------------------------
        2,105,000        NJ EDA (Nui Corp.)                                      5.250              11/01/2033        2,115,041
-------------------------------------------------------------------------------------------------------------------------------
          505,000        NJ EDA (Nui Corp.)                                      5.250              11/01/2033          503,248
-------------------------------------------------------------------------------------------------------------------------------
          685,000        NJ EDA (Nui Corp.)                                      5.700              06/01/2032          707,674
-------------------------------------------------------------------------------------------------------------------------------
           45,000        NJ EDA (Presbyterian Home at
                         Watchung/Pennington/Monmouth)                           7.250              12/01/2021           47,451
-------------------------------------------------------------------------------------------------------------------------------
           50,000        NJ EDA (Presbyterian Home at
                         Watchung/Pennington/Monmouth)                           7.500              12/01/2032           52,642
-------------------------------------------------------------------------------------------------------------------------------
        2,000,000        NJ EDA (Public Schools Small Project
                         Loan Program) RITES                                     7.864 3            09/01/2024        2,534,600
-------------------------------------------------------------------------------------------------------------------------------
        4,790,000        NJ EDA (Public Service Electric & Gas) 1                6.400              05/01/2032        4,851,264
-------------------------------------------------------------------------------------------------------------------------------
        6,000,000        NJ EDA (School Facilities Construction)                 5.000              09/01/2030        6,159,600
-------------------------------------------------------------------------------------------------------------------------------
        7,430,000        NJ EDA (School Facilities Construction) 1               5.125              03/01/2028        7,718,507
-------------------------------------------------------------------------------------------------------------------------------
        6,345,000        NJ EDA (School Facilities Construction) 1               5.125              09/01/2028        6,602,607
-------------------------------------------------------------------------------------------------------------------------------
          130,000        NJ EDA (St. Barnabas Medical Center)                    5.375              07/01/2027          134,674
-------------------------------------------------------------------------------------------------------------------------------
        1,215,000        NJ EDA (St. Francis Life Care Corp.)                    5.700              10/01/2017        1,244,925
-------------------------------------------------------------------------------------------------------------------------------
        2,000,000        NJ EDA (St. Francis Life Care Corp.)                    5.750              10/01/2023        2,047,900
-------------------------------------------------------------------------------------------------------------------------------
          480,000        NJ EDA (The Gill/St. Bernards School)                   6.000              02/01/2019          490,022
-------------------------------------------------------------------------------------------------------------------------------
          510,000        NJ EDA (The Gill/St. Bernards School)                   6.000              02/01/2020          520,649
-------------------------------------------------------------------------------------------------------------------------------
          545,000        NJ EDA (The Gill/St. Bernards School)                   6.000              02/01/2021          557,208
-------------------------------------------------------------------------------------------------------------------------------
          575,000        NJ EDA (The Gill/St. Bernards School)                   6.000              02/01/2022          587,299
-------------------------------------------------------------------------------------------------------------------------------
          610,000        NJ EDA (The Gill/St. Bernards School)                   6.000              02/01/2023          622,737
-------------------------------------------------------------------------------------------------------------------------------
          650,000        NJ EDA (The Gill/St. Bernards School)                   6.000              02/01/2024          663,364
-------------------------------------------------------------------------------------------------------------------------------
          690,000        NJ EDA (The Gill/St. Bernards School)                   6.000              02/01/2025          704,180
-------------------------------------------------------------------------------------------------------------------------------
        3,770,000        NJ EDA (Trigen-Trenton District Energy Company)         6.200              12/01/2010        3,809,208
-------------------------------------------------------------------------------------------------------------------------------
           20,000        NJ EDA (United Methodist Homes of NJ)                   5.125              07/01/2018           19,434
-------------------------------------------------------------------------------------------------------------------------------
        2,370,000        NJ EDA (United Methodist Homes of NJ)                   5.125              07/01/2025        2,251,856
-------------------------------------------------------------------------------------------------------------------------------
          370,000        NJ EDA (United Water New Jersey)                        5.000              11/01/2028          375,287
-------------------------------------------------------------------------------------------------------------------------------
        2,000,000        NJ EDA Retirement Community
                         (Cedar Crest Village)                                   7.250              11/15/2021        2,177,920
-------------------------------------------------------------------------------------------------------------------------------
        2,100,000        NJ EDA Retirement Community (Seabrook Village)          8.000              11/15/2015        2,368,569
-------------------------------------------------------------------------------------------------------------------------------
        2,170,000        NJ EDA RITES 1,4                                        7.947 3            03/01/2027        2,460,823
-------------------------------------------------------------------------------------------------------------------------------
        4,520,000        NJ EDA ROLs                                             8.625 3            03/01/2028        5,222,046
-------------------------------------------------------------------------------------------------------------------------------
        9,045,000        NJ EDA ROLs                                             8.625 3            03/01/2030       10,369,912
-------------------------------------------------------------------------------------------------------------------------------
           90,000        NJ Educational Facilities Authority
                         (Beth Medrash Govoha America)                           6.375              07/01/2030           94,538
-------------------------------------------------------------------------------------------------------------------------------
          825,000        NJ Educational Facilities Authority
                         (Caldwell College)                                      7.250              07/01/2025          829,199
-------------------------------------------------------------------------------------------------------------------------------
       15,000,000        NJ Educational Facilities Authority
                         (Fairleigh Dickinson University), Series D              6.000              07/01/2025       16,265,100
-------------------------------------------------------------------------------------------------------------------------------
        1,265,000        NJ Educational Facilities Authority
                         (Fairleigh Dickinson University), Series G              5.700              07/01/2028        1,304,835
-------------------------------------------------------------------------------------------------------------------------------
        3,540,000        NJ Educational Facilities Authority
                         (Georgian Court College)                                6.500              07/01/2033        3,906,992
-------------------------------------------------------------------------------------------------------------------------------
           25,000        NJ Educational Facilities Authority
                         (Institute for Advance Study)                           5.000              07/01/2028           25,309
-------------------------------------------------------------------------------------------------------------------------------


3            |             OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                                COUPON             MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
$         185,000        NJ Educational Facilities Authority
                         (Monmouth University)                                   5.625%             07/01/2013     $    185,154
-------------------------------------------------------------------------------------------------------------------------------
        2,000,000        NJ Educational Facilities Authority
                         (Monmouth University)                                   5.800              07/01/2022        2,063,580
-------------------------------------------------------------------------------------------------------------------------------
           25,000        NJ Educational Facilities Authority
                         (Princeton University)                                  5.000              07/01/2029           25,435
-------------------------------------------------------------------------------------------------------------------------------
          250,000        NJ Educational Facilities Authority
                         (St. Peter's College)                                   5.500              07/01/2027          247,665
-------------------------------------------------------------------------------------------------------------------------------
        1,250,000        NJ Educational Facilities Authority
                         (Stevens Institute of Technology)                       5.250              07/01/2032        1,279,525
-------------------------------------------------------------------------------------------------------------------------------
          100,000        NJ Educational Facilities Authority
                         (University of Medicine & Dentistry)                    5.250              12/01/2014          101,115
-------------------------------------------------------------------------------------------------------------------------------
           20,000        NJ Educational Facilities Authority
                         (University of Medicine & Dentistry)                    5.250              12/01/2015           20,223
-------------------------------------------------------------------------------------------------------------------------------
          275,000        NJ Educational Facilities Authority
                         (University of Medicine & Dentistry)                    5.250              12/01/2021          278,033
-------------------------------------------------------------------------------------------------------------------------------
           55,000        NJ Educational Facilities Authority
                         (University of Medicine & Dentistry)                    5.250              12/01/2021           55,607
-------------------------------------------------------------------------------------------------------------------------------
          100,000        NJ Educational Facilities Authority
                         (University of Medicine & Dentistry)                    5.250              12/01/2025          101,101
-------------------------------------------------------------------------------------------------------------------------------
           80,000        NJ Environmental Infrastructure                         5.000              09/01/2020           82,447
-------------------------------------------------------------------------------------------------------------------------------
           10,000        NJ Health Care Facilities Financing Authority
                         (Allegany Health System Obligated Group)                5.200              07/01/2018           10,226
-------------------------------------------------------------------------------------------------------------------------------
           65,000        NJ Health Care Facilities Financing Authority
                         (Atlantic Health Systems Hospital Corp.)                5.375              07/01/2019           67,310
-------------------------------------------------------------------------------------------------------------------------------
           50,000        NJ Health Care Facilities Financing Authority
                         (Atlantic Health Systems)                               5.000              07/01/2027           51,100
-------------------------------------------------------------------------------------------------------------------------------
          475,000        NJ Health Care Facilities Financing Authority
                         (Avalon at Hillsborough)                                6.150              07/01/2020          479,551
-------------------------------------------------------------------------------------------------------------------------------
          750,000        NJ Health Care Facilities Financing Authority
                         (Avalon at Hillsborough)                                6.375              07/01/2025          754,500
-------------------------------------------------------------------------------------------------------------------------------
          500,000        NJ Health Care Facilities Financing Authority
                         (Avalon at Hillsborough)                                6.625              07/01/2035          503,850
-------------------------------------------------------------------------------------------------------------------------------
           10,000        NJ Health Care Facilities Financing Authority
                         (Burdette Tomlin Memorial Hospital)                     6.500              07/01/2012           10,106
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000        NJ Health Care Facilities Financing Authority
                         (Childrens Specialized Hospital)                        5.500              07/01/2036        1,028,570
-------------------------------------------------------------------------------------------------------------------------------
           50,000        NJ Health Care Facilities Financing Authority
                         (Chilton Memorial Hospital)                             5.000              07/01/2013           50,022
-------------------------------------------------------------------------------------------------------------------------------
           25,000        NJ Health Care Facilities Financing Authority
                         (Community Medical Center/KMCC Obligated Group)         5.500              07/01/2027           25,917
-------------------------------------------------------------------------------------------------------------------------------
           95,000        NJ Health Care Facilities Financing Authority
                         (CMMC/CMHS Obligated Group)                             5.000              07/01/2025           96,995
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000        NJ Health Care Facilities Financing Authority
                         (Columbus Hospital)                                     7.500              07/01/2021        1,001,320
-------------------------------------------------------------------------------------------------------------------------------
          935,000        NJ Health Care Facilities Financing Authority
                         (Englewood Hospital & Medical Center)                   5.000              08/01/2031          956,860
-------------------------------------------------------------------------------------------------------------------------------
        2,000,000        NJ Health Care Facilities Financing Authority
                         (Englewood Hospital & Medical Center) RITES             8.926 3            08/01/2025        2,439,960
-------------------------------------------------------------------------------------------------------------------------------
           15,000        NJ Health Care Facilities Financing Authority
                         (Greystone Park Psychiatric Hospital)                   5.000              09/15/2026           15,556
-------------------------------------------------------------------------------------------------------------------------------


4            |             OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                                COUPON             MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
$          30,000        NJ Health Care Facilities Financing Authority
                         (Hackensack University Medical Center)                  5.000%             01/01/2028     $     30,562
-------------------------------------------------------------------------------------------------------------------------------
           15,000        NJ Health Care Facilities Financing Authority
                         (Holy Name Hospital)                                    6.000              07/01/2025           15,473
-------------------------------------------------------------------------------------------------------------------------------
        2,500,000        NJ Health Care Facilities Financing Authority
                         (Hunterdon Medical Center)                              5.125              07/01/2035        2,514,200
-------------------------------------------------------------------------------------------------------------------------------
           25,000        NJ Health Care Facilities Financing Authority
                         (ONP/MHC Obligated Group)                               5.375              07/01/2024           26,196
-------------------------------------------------------------------------------------------------------------------------------
           55,000        NJ Health Care Facilities Financing Authority
                         (Palisades Medical Center)                              5.250              07/01/2028           55,488
-------------------------------------------------------------------------------------------------------------------------------
        2,000,000        NJ Health Care Facilities Financing Authority
                         (Raritan Bay Medical Center)                            7.250              07/01/2014        2,061,600
-------------------------------------------------------------------------------------------------------------------------------
          130,000        NJ Health Care Facilities Financing Authority
                         (Raritan Bay Medical Center)                            7.250              07/01/2027          133,172
-------------------------------------------------------------------------------------------------------------------------------
        8,000,000        NJ Health Care Facilities Financing Authority
                         (RWJ University Hospital)                               5.000              07/01/2035        8,134,880
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000        NJ Health Care Facilities Financing Authority
                         (RWJ University Hospital)                               5.750              07/01/2025        1,054,420
-------------------------------------------------------------------------------------------------------------------------------
           25,000        NJ Health Care Facilities Financing Authority
                         (Saint Barnabas Corp.)                                  5.000              07/01/2024           25,430
-------------------------------------------------------------------------------------------------------------------------------
           20,000        NJ Health Care Facilities Financing Authority
                         (Society of the Valley Hospital)                        5.500              07/01/2020           21,091
-------------------------------------------------------------------------------------------------------------------------------
           20,000        NJ Health Care Facilities Financing Authority
                         (South Jersey Hospital System)                          6.000              07/01/2032           21,066
-------------------------------------------------------------------------------------------------------------------------------
          330,000        NJ Health Care Facilities Financing Authority
                         (Southern Ocean County Hospital)                        6.125              07/01/2013          330,399
-------------------------------------------------------------------------------------------------------------------------------
        1,500,000        NJ Health Care Facilities Financing Authority
                         (Southern Ocean County Hospital)                        6.250              07/01/2023        1,501,920
-------------------------------------------------------------------------------------------------------------------------------
        4,845,000        NJ Health Care Facilities Financing Authority
                         (St. Clare's Hospital) 1                                5.250              07/01/2021        5,101,107
-------------------------------------------------------------------------------------------------------------------------------
          255,000        NJ Health Care Facilities Financing Authority
                         (St. Joseph's Hospital & Medical Center)                5.750              07/01/2016          260,865
-------------------------------------------------------------------------------------------------------------------------------
          800,000        NJ Health Care Facilities Financing Authority
                         (St. Joseph's Hospital & Medical Center)                6.000              07/01/2026          818,896
-------------------------------------------------------------------------------------------------------------------------------
           20,000        NJ Health Care Facilities Financing Authority
                         (St. Peter's Hospital)                                  5.000              07/01/2013           20,017
-------------------------------------------------------------------------------------------------------------------------------
           95,000        NJ Health Care Facilities Financing Authority
                         (St. Peter's Hospital)                                  5.000              07/01/2021           95,136
-------------------------------------------------------------------------------------------------------------------------------
           45,000        NJ Health Care Facilities Financing Authority
                         (The Medical Center at Princeton)                       5.000              07/01/2028           46,130
-------------------------------------------------------------------------------------------------------------------------------
        3,870,000        NJ Health Care Facilities Financing Authority
                         DRIVERS                                                 7.642 3            09/15/2028        4,389,470
-------------------------------------------------------------------------------------------------------------------------------
           45,000        NJ HFA                                                  5.375              11/01/2008           45,036
-------------------------------------------------------------------------------------------------------------------------------
           45,000        NJ Higher Education Assistance Authority
                         (Student Loan Program)                                  5.800              06/01/2016           45,375
-------------------------------------------------------------------------------------------------------------------------------
           20,000        NJ Higher Education Assistance Authority
                         (Student Loan Program)                                  6.125              07/01/2015           20,078
-------------------------------------------------------------------------------------------------------------------------------
           10,000        NJ Higher Education Assistance Authority
                         (Student Loans)                                         5.250              06/01/2018           10,144
-------------------------------------------------------------------------------------------------------------------------------
           35,000        NJ Higher Education Assistance Authority
                         (Student Loans)                                         5.900              07/01/2009           35,123
-------------------------------------------------------------------------------------------------------------------------------
           20,000        NJ Higher Education Assistance Authority
                         (Student Loans)                                         6.125              07/01/2009           20,034
-------------------------------------------------------------------------------------------------------------------------------


5            |             OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                                COUPON             MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
$          20,000        NJ Hsg. & Mortgage Finance Agency (Homebuyer)           5.250%             10/01/2018      $    20,414
-------------------------------------------------------------------------------------------------------------------------------
           15,000        NJ Hsg. & Mortgage Finance Agency (Homebuyer)           6.125              10/01/2021           15,168
-------------------------------------------------------------------------------------------------------------------------------
           80,000        NJ Hsg. & Mortgage Finance Agency (Multifamily)         5.400              11/01/2028           81,718
-------------------------------------------------------------------------------------------------------------------------------
          200,000        NJ Hsg. & Mortgage Finance Agency, Series A             5.550              05/01/2027          207,072
-------------------------------------------------------------------------------------------------------------------------------
           45,000        NJ Hsg. & Mortgage Finance Agency, Series A             5.650              05/01/2040           46,616
-------------------------------------------------------------------------------------------------------------------------------
           30,000        NJ Hsg. & Mortgage Finance Agency, Series B             5.850              11/01/2012           31,368
-------------------------------------------------------------------------------------------------------------------------------
          100,000        NJ Hsg. & Mortgage Finance Agency, Series E1            5.750              05/01/2025          103,748
-------------------------------------------------------------------------------------------------------------------------------
        5,230,000        NJ Hsg. & Mortgage Finance Agency, Series M 1           4.875              10/01/2026        5,244,801
-------------------------------------------------------------------------------------------------------------------------------
          935,000        NJ Hsg. & Mortgage Finance Agency, Series M 1           5.000              10/01/2036          946,650
-------------------------------------------------------------------------------------------------------------------------------
           35,000        NJ Hsg. & Mortgage Finance Agency, Series N             5.900              10/01/2012           35,256
-------------------------------------------------------------------------------------------------------------------------------
        1,085,000        NJ Hsg. & Mortgage Finance Agency, Series S 1           5.950              10/01/2017        1,103,271
-------------------------------------------------------------------------------------------------------------------------------
           75,000        NJ Hsg. & Mortgage Finance Agency, Series T             5.600              04/01/2017           77,394
-------------------------------------------------------------------------------------------------------------------------------
        1,290,000        NJ Hsg. & Mortgage Finance Agency, Series U             5.750              04/01/2018        1,325,707
-------------------------------------------------------------------------------------------------------------------------------
          480,000        NJ Hsg. & Mortgage Finance Agency, Series U             5.850              04/01/2029          492,346
-------------------------------------------------------------------------------------------------------------------------------
           10,000        NJ Hsg. & Mortgage Finance Agency, Series V             5.250              04/01/2026           10,211
-------------------------------------------------------------------------------------------------------------------------------
           15,000        NJ Sports & Exposition Authority, Series A              5.125              01/01/2016           15,015
-------------------------------------------------------------------------------------------------------------------------------
          200,000        NJ Sports & Exposition Authority, Series A              5.200              01/01/2020          200,210
-------------------------------------------------------------------------------------------------------------------------------
          540,000        NJ Sports & Exposition Authority, Series A              5.200              01/01/2024          540,540
-------------------------------------------------------------------------------------------------------------------------------
          375,000        NJ Tobacco Settlement Financing Corp. (TASC)            5.375              06/01/2018          383,175
-------------------------------------------------------------------------------------------------------------------------------
       12,710,000        NJ Tobacco Settlement Financing Corp. (TASC)            5.750              06/01/2032       13,187,769
-------------------------------------------------------------------------------------------------------------------------------
       12,730,000        NJ Tobacco Settlement Financing Corp. (TASC)            6.000              06/01/2037       13,332,893
-------------------------------------------------------------------------------------------------------------------------------
       16,660,000        NJ Tobacco Settlement Financing Corp. (TASC)            6.125              06/01/2042       17,552,476
-------------------------------------------------------------------------------------------------------------------------------
        3,860,000        NJ Tobacco Settlement Financing Corp. (TASC)            6.250              06/01/2043        4,162,817
-------------------------------------------------------------------------------------------------------------------------------
        1,080,000        NJ Tobacco Settlement Financing Corp. (TASC)            6.375              06/01/2032        1,170,709
-------------------------------------------------------------------------------------------------------------------------------
       10,280,000        NJ Tobacco Settlement Financing Corp. (TASC) 1          6.750              06/01/2039       11,416,865
-------------------------------------------------------------------------------------------------------------------------------
          660,000        NJ Tobacco Settlement Financing Corp. (TASC)            7.000              06/01/2041          747,424
-------------------------------------------------------------------------------------------------------------------------------
          800,000        NJ Tobacco Settlement Financing Corp. Fixed
                         Receipts                                                6.125              06/01/2042          842,864
-------------------------------------------------------------------------------------------------------------------------------
        9,600,000        NJ Tobacco Settlement Financing Corp. RITES 1           7.693 3            06/01/2042       10,628,640
-------------------------------------------------------------------------------------------------------------------------------
        2,500,000        NJ Transit Corp. ROLs, Series 15                        8.340 3            09/15/2014        2,869,400
-------------------------------------------------------------------------------------------------------------------------------
        4,000,000        NJ University of Medicine & Dentistry                   5.000              06/15/2036        4,100,480
-------------------------------------------------------------------------------------------------------------------------------
           50,000        NJ Wastewater Treatment Trust                           5.250              09/01/2016           51,251
-------------------------------------------------------------------------------------------------------------------------------
        9,950,000        North Hudson Sewage Authority 1                         5.125              08/01/2022       10,077,360
-------------------------------------------------------------------------------------------------------------------------------
       14,370,000        North Hudson Sewage Authority                           5.250              08/01/2016       14,566,151
-------------------------------------------------------------------------------------------------------------------------------
        1,145,000        Port Authority  NY/NJ
                         (JFK International Air Terminal)                        5.750              12/01/2025        1,177,449
-------------------------------------------------------------------------------------------------------------------------------
        3,425,000        Port Authority  NY/NJ (KIAC)                            6.750              10/01/2011        3,495,110
-------------------------------------------------------------------------------------------------------------------------------
        2,485,000        Port Authority  NY/NJ (KIAC)                            6.750              10/01/2019        2,525,555
-------------------------------------------------------------------------------------------------------------------------------
        3,930,000        Port Authority  NY/NJ RITES                             7.977 3            09/01/2024        4,396,177
-------------------------------------------------------------------------------------------------------------------------------
          370,000        Port Authority  NY/NJ, 106th Series                     6.000              07/01/2016          374,829
-------------------------------------------------------------------------------------------------------------------------------
           25,000        Port Authority  NY/NJ, 119th Series                     5.500              09/15/2017           25,397
-------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Port Authority  NY/NJ, 134th Series                     5.000              07/15/2034        2,581,425
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Port Authority  NY/NJ, 135th Series                     5.000              03/15/2039        1,029,340
-------------------------------------------------------------------------------------------------------------------------------
        2,305,000        Port Authority  NY/NJ, 238th Series ROLs                9.030 3            12/15/2032        2,683,758
-------------------------------------------------------------------------------------------------------------------------------
           75,000        Readington-Lebanon Sewage Authority                     5.250              01/01/2013           75,089
-------------------------------------------------------------------------------------------------------------------------------
           20,000        Riverside Township GO                                   5.450              12/01/2010           20,021
-------------------------------------------------------------------------------------------------------------------------------
          130,000        Salem County IPCFA
                         (Atlantic City Electric Company)                        5.600              11/01/2025          130,122
-------------------------------------------------------------------------------------------------------------------------------
           25,000        Salem County IPCFA
                         (Atlantic City Electric Company)                        5.600              11/01/2025           25,024
-------------------------------------------------------------------------------------------------------------------------------


6            |             OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                                COUPON             MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
$         720,000        Salem County IPCFA (Public Service Electric & Gas)      5.200%             03/01/2025     $    720,346
-------------------------------------------------------------------------------------------------------------------------------
        1,815,000        Salem County IPCFA (Public Service Electric &
                         Gas) 1                                                  5.450              02/01/2032        1,841,372
-------------------------------------------------------------------------------------------------------------------------------
        1,120,000        Salem County IPCFA (Public Service Electric & Gas)      5.750              04/01/2031        1,184,019
-------------------------------------------------------------------------------------------------------------------------------
        3,000,000        South Brunswick Township Board of Education             5.250              08/01/2022        3,049,440
-------------------------------------------------------------------------------------------------------------------------------
          120,000        South Jersey Transit Authority
                         (The Raytheon Company)                                  6.150              01/01/2022          123,103
-------------------------------------------------------------------------------------------------------------------------------
        3,980,000        Union County Improvement Authority
                         (Juvenile Detention Center)                             5.500              05/01/2034        4,323,991
-------------------------------------------------------------------------------------------------------------------------------
           65,000        Union County Improvement Authority
                         (Linden Airport)                                        5.000              03/01/2028           65,766
-------------------------------------------------------------------------------------------------------------------------------
          240,000        Union County Utilities Authority                        5.000              06/15/2028          242,616
-------------------------------------------------------------------------------------------------------------------------------
           15,000        Union County Utilities Authority
                         (County Deficiency)                                     5.000              06/15/2028           15,164
-------------------------------------------------------------------------------------------------------------------------------
          140,000        Union County Utilities Authority
                         (Ogden Martin Systems of Union)                         5.000              06/01/2023          141,515
-------------------------------------------------------------------------------------------------------------------------------
           30,000        Union County Utilities Authority
                         (Ogden Martin Systems of Union)                         5.350              06/01/2023           30,905
-------------------------------------------------------------------------------------------------------------------------------
           25,000        Union County Utilities Authority
                         (Ogden Martin Systems of Union)                         5.375              06/01/2017           25,783
-------------------------------------------------------------------------------------------------------------------------------
           70,000        Union County Utilities Authority
                         (Ogden Martin Systems of Union)                         5.375              06/01/2018           72,191
-------------------------------------------------------------------------------------------------------------------------------
          100,000        Union County Utilities Authority
                         (Ogden Martin Systems of Union)                         5.375              06/01/2019          103,130
-------------------------------------------------------------------------------------------------------------------------------
           60,000        Union County Utilities Authority
                         (Ogden Martin Systems of Union)                         5.375              06/01/2020           61,878
-------------------------------------------------------------------------------------------------------------------------------
           15,000        Union County Utilities Authority (Ogden Martin)         5.000              06/01/2016           15,305
-------------------------------------------------------------------------------------------------------------------------------
           15,000        University of Medicine & Dentistry of NJ                6.750              12/01/2009           15,158
                                                                                                                   ------------
                                                                                                                    400,375,951
U.S. Possessions--26.0%
        2,500,000        Guam Government Waterworks Authority & Wastewater
                         System                                                  5.875              07/01/2035        2,617,050
-------------------------------------------------------------------------------------------------------------------------------
        3,400,000        Guam Government Waterworks Authority & Wastewater
                         System                                                  6.000              07/01/2025        3,625,556
-------------------------------------------------------------------------------------------------------------------------------
        1,250,000        Northern Mariana Islands Ports Authority, Series A      5.500              03/15/2031        1,240,700
-------------------------------------------------------------------------------------------------------------------------------
        1,390,000        Northern Mariana Islands, Series A                      6.250              03/15/2028        1,441,124
-------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Northern Mariana Islands, Series A                      6.750              10/01/2033        5,581,250
-------------------------------------------------------------------------------------------------------------------------------
       94,000,000        Puerto Rico Children's Trust Fund (TASC)                6.310 5            05/15/2050        5,862,780
-------------------------------------------------------------------------------------------------------------------------------
       26,000,000        Puerto Rico Children's Trust Fund (TASC)                7.030 5            05/15/2055          867,620
-------------------------------------------------------------------------------------------------------------------------------
          350,000        Puerto Rico Commonwealth GO                             5.000              07/01/2025          355,611
-------------------------------------------------------------------------------------------------------------------------------
           25,000        Puerto Rico Commonwealth GO                             5.000              07/01/2026           25,251
-------------------------------------------------------------------------------------------------------------------------------
       12,015,000        Puerto Rico Commonwealth GO                             5.000              07/01/2027       12,151,370
-------------------------------------------------------------------------------------------------------------------------------
        3,170,000        Puerto Rico Commonwealth GO                             5.125              07/01/2031        3,213,588
-------------------------------------------------------------------------------------------------------------------------------
        1,400,000        Puerto Rico Commonwealth GO                             5.250              07/01/2022        1,463,266
-------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Puerto Rico Electric Power Authority, Series NN         5.125              07/01/2029        2,057,260
-------------------------------------------------------------------------------------------------------------------------------
           30,000        Puerto Rico Highway & Transportation Authority,
                         Series D                                                5.375              07/01/2036           32,517
-------------------------------------------------------------------------------------------------------------------------------
        3,095,000        Puerto Rico Highway & Transportation Authority,
                         Series G                                                5.000              07/01/2033        3,128,240
-------------------------------------------------------------------------------------------------------------------------------
        2,180,000        Puerto Rico Highway & Transportation Authority,
                         Series G                                                5.000              07/01/2042        2,181,155
-------------------------------------------------------------------------------------------------------------------------------


7            |             OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                                COUPON             MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
$       1,075,000        Puerto Rico Highway & Transportation Authority,
                         Series J                                                5.000%             07/01/2034     $  1,085,342
-------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Puerto Rico Highway & Transportation Authority,
                         Series K                                                5.000              07/01/2027        4,061,520
-------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Puerto Rico Highway & Transportation Authority,
                         Series K                                                5.000              07/01/2030        2,023,340
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Puerto Rico Highway & Transportation Authority,
                         Series K                                                5.000              07/01/2035        1,010,200
-------------------------------------------------------------------------------------------------------------------------------
        9,500,000        Puerto Rico Highway & Transportation Authority,
                         Series K 1                                              5.000              07/01/2045        9,504,180
-------------------------------------------------------------------------------------------------------------------------------
       14,750,000        Puerto Rico Infrastructure                              5.000              07/01/2041       14,759,735
-------------------------------------------------------------------------------------------------------------------------------
          100,000        Puerto Rico ITEMECF (Ana G. Mendez University)          5.375              02/01/2019          102,029
-------------------------------------------------------------------------------------------------------------------------------
          555,000        Puerto Rico ITEMECF (Ana G. Mendez University)          5.375              02/01/2029          562,970
-------------------------------------------------------------------------------------------------------------------------------
        1,710,000        Puerto Rico ITEMECF (Cogeneration Facilities)           6.625              06/01/2026        1,868,842
-------------------------------------------------------------------------------------------------------------------------------
           30,000        Puerto Rico ITEMECF (Dr. Pila Hospital)                 6.250              08/01/2032           30,357
-------------------------------------------------------------------------------------------------------------------------------
          265,000        Puerto Rico ITEMECF (SEAM/Hospital Espanol
                         Auxillio Obligated Group)                               6.250              07/01/2024          265,954
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Puerto Rico Municipal Finance Agency RITES              7.535 3            08/01/2015        1,158,560
-------------------------------------------------------------------------------------------------------------------------------
        3,250,000        Puerto Rico Municipal Finance Agency, Series A          5.250              08/01/2025        3,390,140
-------------------------------------------------------------------------------------------------------------------------------
        9,160,000        Puerto Rico Port Authority (American Airlines),
                         Series A                                                6.250              06/01/2026        8,049,900
-------------------------------------------------------------------------------------------------------------------------------
        1,990,000        Puerto Rico Port Authority (American Airlines),
                         Series A                                                6.300              06/01/2023        1,777,687
-------------------------------------------------------------------------------------------------------------------------------
           35,000        Puerto Rico Port Authority, Series D                    6.000              07/01/2021           35,624
-------------------------------------------------------------------------------------------------------------------------------
       11,000,000        Puerto Rico Public Buildings Authority                  5.250              07/01/2029       11,466,620
-------------------------------------------------------------------------------------------------------------------------------
       10,000,000        Puerto Rico Public Buildings Authority 1                5.250              07/01/2033       10,389,700
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Puerto Rico Public Buildings Authority, Series D        5.125              07/01/2024        1,020,870
-------------------------------------------------------------------------------------------------------------------------------
        1,435,000        Puerto Rico Public Buildings Authority, Series D        5.250              07/01/2036        1,479,887
-------------------------------------------------------------------------------------------------------------------------------
        2,330,000        University of Puerto Rico, Series O                     5.375              06/01/2030        2,364,368
-------------------------------------------------------------------------------------------------------------------------------
          150,000        University of V.I. , Series A                           5.250              12/01/2023          153,269
-------------------------------------------------------------------------------------------------------------------------------
          710,000        University of V.I. , Series A                           5.375              06/01/2034          733,437
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000        University of V.I. , Series A                           6.000              12/01/2024        1,063,660
-------------------------------------------------------------------------------------------------------------------------------
           40,000        University of V.I. , Series A                           6.250              12/01/2029           42,902
-------------------------------------------------------------------------------------------------------------------------------
           60,000        V.I.  Hsg. Finance Authority, Series A                  6.500              03/01/2025           60,528
-------------------------------------------------------------------------------------------------------------------------------
        5,000,000        V.I.  Public Finance Authority (Hovensa Coker) 1        6.500              07/01/2021        5,625,850
-------------------------------------------------------------------------------------------------------------------------------
          525,000        V.I.  Public Finance Authority, Series A                6.125              10/01/2029          569,331
-------------------------------------------------------------------------------------------------------------------------------
        1,515,000        V.I.  Public Finance Authority, Series A                6.375              10/01/2019        1,659,986
-------------------------------------------------------------------------------------------------------------------------------
          300,000        V.I.  Public Finance Authority, Series E                5.875              10/01/2018          314,619
-------------------------------------------------------------------------------------------------------------------------------
        2,500,000        V.I.  Public Finance Authority, Series E                6.000              10/01/2022        2,613,736
-------------------------------------------------------------------------------------------------------------------------------
        8,600,000        V.I.  Tobacco Settlement Financing Corp.                6.250 5            05/15/2035        1,433,190
-------------------------------------------------------------------------------------------------------------------------------
        1,100,000        V.I.  Tobacco Settlement Financing Corp.                6.500 5            05/15/2035          170,852
-------------------------------------------------------------------------------------------------------------------------------
        2,050,000        V.I.  Tobacco Settlement Financing Corp.                6.880 5            05/15/2035          286,549
-------------------------------------------------------------------------------------------------------------------------------
        3,100,000        V.I.  Tobacco Settlement Financing Corp.                7.630 5            05/15/2035          351,168
-------------------------------------------------------------------------------------------------------------------------------
          290,000        V.I.  Water & Power Authority                           5.300              07/01/2018          294,420
-------------------------------------------------------------------------------------------------------------------------------
          175,000        V.I.  Water & Power Authority                           5.300              07/01/2021          176,386
                                                                                                                   ------------
                                                                                                                    137,802,046


8            |             OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $521,814,505)--101.7%                                                             538,177,997
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.7)                                                                         (8,956,601)
                                                                                                              -----------------
NET ASSETS--100.0%                                                                                            $     529,221,396
                                                                                                              =================

Footnotes to Statement of Investments

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of April 30, 2006 was $20,417, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

4. Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CMHS          Clara Maass Health System
CMMC          Clara Maass Medical Center
COP           Certificates of Participation
DRIVERS       Derivative Inverse Tax Exempt Receipts
EDA           Economic Development Authority
GO            General Obligation
HDC           Housing Development Corp.
HFA           Housing Finance Agency/Authority
IPCFA         Industrial Pollution Control Financing Authority
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
JFK           John Fitzgerald Kennedy
KMCC          Kensington Manor Care Center
MHC           Meridian Hospitals Corporation
NJ            New Jersey
NY/NJ         New York/New Jersey
ONP           Ocean Nursing Pavillion, Inc.
PA            Pennsylvania
PCFA          Pollution Control Finance Authority
RITES         Residual Interest Tax Exempt Security
ROLs          Residual Option Longs
RWJ           Robert Wood Johnson
SEAM          Sociedad Espanola de Auxilio Mutuo
TASC          Tobacco Settlement Asset-Backed Bonds
V.I.          United States Virgin Islands

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

INDUSTRY                                              VALUE          PERCENT
-----------------------------------------------------------------------------
Tobacco Settlement Payments                     $82,397,791             15.3%
Education                                        42,878,719              8.0
Airlines                                         40,121,718              7.5
General Obligation                               36,899,962              6.9
Higher Education                                 36,620,362              6.8
Hospital/Health Care                             33,259,960              6.2
Municipal Leases                                 33,230,980              6.2
Adult Living Facilities                          31,688,043              5.9
Sewer Utilities                                  24,800,240              4.6
Marine/Aviation Facilities                       23,421,664              4.4
Highways/Railways                                23,056,841              4.3
Sales Tax Revenue                                22,637,467              4.2
Special Tax                                      17,657,035              3.3
Water Utilities                                  17,156,172              3.2
Electric Utilities                               16,267,321              3.0


9            |             OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

Pollution Control                                14,487,887              2.7
Single Family Housing                             9,311,332              1.7
Hotels, Restaurants & Leisure                     6,430,861              1.2
Gas Utilities                                     6,055,091              1.1
Resource Recovery                                 5,722,262              1.1
Manufacturing, Non-Durable Goods                  5,210,643              1.0
Manufacturing, Durable Goods                      4,187,477              0.8
Multifamily Housing                               3,228,642              0.6
Sports Facility Revenue                             755,765              0.0
Student Loans                                       693,762              0.0
                                             --------------------------------
Total                                        $  538,177,997            100.0%
                                             ================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $521,814,505
                                              =============

Gross unrealized appreciation                 $ 19,880,897
Gross unrealized depreciation                   (3,517,405)
                                              -------------
Net unrealized appreciation                   $ 16,363,492
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $49,153,346 as of April 30, 2006.

The Fund has entered into so-called shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing


10            |             OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, absent such an interest and forbearance agreement, the Fund would not be required to make such a reimbursement.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of April 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.8405% as of April 30, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its prorata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


11            |             OPPENHEIMER NEW JERSEY MUNICIPAL FUND



Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.5%
------------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.5%
$      25,070,000        AL HFA (Single Family)                                 5.450%             10/01/2032    $  25,494,184
------------------------------------------------------------------------------------------------------------------------------
       15,635,000        AL IDA Solid Waste Disposal
                         (Pine City Fiber Company)                              6.450              12/01/2023       16,008,051
------------------------------------------------------------------------------------------------------------------------------
        7,380,000        AL IDA Solid Waste Disposal
                         (Pine City Fiber Company)                              6.450              12/01/2023        7,581,843
------------------------------------------------------------------------------------------------------------------------------
       11,000,000        AL Space Science Exhibit Finance Authority             6.000              10/01/2025       10,615,880
------------------------------------------------------------------------------------------------------------------------------
        1,810,000        Andalusia-Opp, AL Airport Authority                    5.000              08/01/2026        1,808,715
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        Courtland, AL Industrial Devel. Board
                         (International Paper Company) 1                        5.200              06/01/2025       10,094,000
------------------------------------------------------------------------------------------------------------------------------
        2,200,000        Rainbow City, AL Special Health Care Facilities
                         Financing Authority (Regency Pointe)                   8.250              01/01/2031        1,215,940
------------------------------------------------------------------------------------------------------------------------------
           10,000        Selma, AL Industrial Devel. Board
                         (International Paper Company)                          6.000              05/01/2025           10,560
------------------------------------------------------------------------------------------------------------------------------
           20,000        South Marengo County, AL Water & Fire
                         Protection Authority                                   7.700              05/01/2008           20,347
                                                                                                                 -------------
                                                                                                                    72,849,520
------------------------------------------------------------------------------------------------------------------------------
ALASKA--0.1%
          260,000        AK Northern Tobacco Securitization Corp. (TASC)        5.375              06/01/2021          263,913
------------------------------------------------------------------------------------------------------------------------------
          605,000        AK Northern Tobacco Securitization Corp. (TASC)        5.500              06/01/2029          615,781
------------------------------------------------------------------------------------------------------------------------------
        5,170,000        AK Northern Tobacco Securitization Corp. (TASC)        6.500              06/01/2031        5,442,718
                                                                                                                 -------------
                                                                                                                     6,322,412
------------------------------------------------------------------------------------------------------------------------------
Arizona--1.0%
          325,000        Apache County, AZ IDA (Tucson Electric
                         Power Company)                                         5.875              03/01/2033          325,140
------------------------------------------------------------------------------------------------------------------------------
        7,000,000        AZ Health Facilities Authority
                         (American Baptist Estates) 1                           7.750              11/15/2033        7,857,220
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Buckeye, AZ Watson Road Community
                         Facilities District                                    5.750              07/01/2022        2,998,170
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Buckeye, AZ Watson Road Community
                         Facilities District                                    6.000              07/01/2030        4,977,400
------------------------------------------------------------------------------------------------------------------------------
          555,000        Coconino County, AZ Pollution Control
                         (Nevada Power Company)                                 6.375              10/01/2036          565,001
------------------------------------------------------------------------------------------------------------------------------
          810,000        Estrella, AZ Mountain Ranch Community
                         Facilities District                                    5.625              07/15/2025          796,854
------------------------------------------------------------------------------------------------------------------------------
          400,000        Estrella, AZ Mountain Ranch Community
                         Facilities District                                    5.800              07/15/2030          393,068
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Goodyear, AZ IDA Water & Sewer
                         (Litchfield Park Service Company)                      6.750              10/01/2031        1,086,140
------------------------------------------------------------------------------------------------------------------------------
        5,350,000        Maricopa County, AZ IDA
                         (Christian Care Apartments) 1                          6.500              01/01/2036        5,598,615
------------------------------------------------------------------------------------------------------------------------------
          100,000        Maricopa County, AZ IDA
                         (Citizens Utilities Company)                           6.200              05/01/2030           98,660
------------------------------------------------------------------------------------------------------------------------------
        1,885,000        Maricopa County, AZ IDA
                         (Immanuel Campus Care)                                 8.500              04/20/2041        1,880,325
------------------------------------------------------------------------------------------------------------------------------
          355,000        Maricopa County, AZ IDA (Sun King Apartments)          6.750              11/01/2018          324,108
------------------------------------------------------------------------------------------------------------------------------
          490,000        Maricopa County, AZ IDA (Sun King Apartments)          6.750              05/01/2031          419,308
------------------------------------------------------------------------------------------------------------------------------
        3,820,000        Maricopa County, AZ IDA (Sun King Apartments)          9.500              11/01/2031        3,789,898
------------------------------------------------------------------------------------------------------------------------------
        4,375,000        Maricopa County, AZ Pollution Control
                         Corp. ROLs 1                                           7.287 2            08/01/2033        4,070,413
------------------------------------------------------------------------------------------------------------------------------
        1,050,000        Navajo County, AZ IDA (Stone Container Corp.)          7.400              04/01/2026        1,080,765
------------------------------------------------------------------------------------------------------------------------------


1           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       2,000,000        Phoenix, AZ IDA (America West Airlines)                6.250%             06/01/2019    $   1,884,040
------------------------------------------------------------------------------------------------------------------------------
        1,605,000        Phoenix, AZ IDA (Royal Paper Converting)               7.000              03/01/2014        1,540,174
------------------------------------------------------------------------------------------------------------------------------
          190,000        Pima County, AZ Devel. Authority
                         (Tucson Electric Power Company)                        6.100              09/01/2025          190,116
------------------------------------------------------------------------------------------------------------------------------
        1,385,000        Pima County, AZ IDA (Basis School)                     7.375              07/01/2034        1,420,608
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Pima County, AZ IDA (Desert Tech Schools)              7.000              02/01/2024        1,011,460
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Pima County, AZ IDA (P.L.C. Charter Schools)           6.750              04/01/2036        1,495,110
------------------------------------------------------------------------------------------------------------------------------
        1,200,000        San Luis, AZ Facility Devel. Corp.
                         (Regional Detention Center)                            7.250              05/01/2027        1,212,024
------------------------------------------------------------------------------------------------------------------------------
          885,000        Tucson & Pima Counties, AZ IDA
                         (Single Family Mtg.)                                   6.000              07/01/2021          895,186
------------------------------------------------------------------------------------------------------------------------------
          165,000        Tucson & Pima Counties, AZ IDA
                         (Single Family Mtg.)                                   6.200              01/01/2034          165,698
------------------------------------------------------------------------------------------------------------------------------
        1,245,000        Tucson & Pima Counties, AZ IDA
                         (Single Family Mtg.)                                   6.350              01/01/2034        1,261,521
                                                                                                                 -------------
                                                                                                                    47,337,022
------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
        1,055,000        Little River County, AR (Georgia-Pacific Corp.)        5.600              10/01/2026        1,036,696
------------------------------------------------------------------------------------------------------------------------------
        2,125,000        North Little Rock, AR Residential Hsg.
                         Facilities Board RITES                                10.297 2            02/20/2017        2,329,765
                                                                                                                 -------------
                                                                                                                     3,366,461
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--11.1%
          415,000        Bakersfield, CA Improvement Bond Act 1915              5.100              09/02/2021          417,357
------------------------------------------------------------------------------------------------------------------------------
        1,325,000        Bakersfield, CA Improvement Bond Act 1915              5.125              09/02/2026        1,331,930
------------------------------------------------------------------------------------------------------------------------------
       75,000,000        CA County Tobacco Securitization Agency                6.300 3            06/01/2055        2,875,500
------------------------------------------------------------------------------------------------------------------------------
       82,310,000        CA County Tobacco Securitization Agency                6.500 3            06/01/2046        6,418,534
------------------------------------------------------------------------------------------------------------------------------
      107,400,000        CA County Tobacco Securitization Agency                6.620 3            06/01/2050        5,739,456
------------------------------------------------------------------------------------------------------------------------------
       33,920,000        CA County Tobacco Securitization Agency                6.650 3            06/01/2046        2,482,944
------------------------------------------------------------------------------------------------------------------------------
      215,100,000        CA County Tobacco Securitization Agency                7.000 3            06/01/2055        7,401,591
------------------------------------------------------------------------------------------------------------------------------
      246,760,000        CA County Tobacco Securitization Agency                8.340 3            06/01/2055        6,519,399
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        CA County Tobacco Securitization Agency (TASC)         0.000 4            06/01/2028          776,350
------------------------------------------------------------------------------------------------------------------------------
       35,000,000        CA County Tobacco Securitization Agency (TASC)         0.000 4            06/01/2041       27,158,250
------------------------------------------------------------------------------------------------------------------------------
       51,830,000        CA County Tobacco Securitization Agency (TASC)         0.000 4            06/01/2046       39,806,477
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        CA County Tobacco Securitization Agency (TASC)         5.500              06/01/2033        2,547,075
------------------------------------------------------------------------------------------------------------------------------
          680,000        CA County Tobacco Securitization Agency (TASC)         5.750              06/01/2029          701,604
------------------------------------------------------------------------------------------------------------------------------
        2,610,000        CA County Tobacco Securitization Agency (TASC)         5.875              06/01/2035        2,705,657
------------------------------------------------------------------------------------------------------------------------------
        7,285,000        CA County Tobacco Securitization Agency (TASC)         5.875              06/01/2043        7,551,995
------------------------------------------------------------------------------------------------------------------------------
        1,605,000        CA County Tobacco Securitization Agency (TASC)         6.000              06/01/2038        1,676,326
------------------------------------------------------------------------------------------------------------------------------
        2,930,000        CA County Tobacco Securitization Agency (TASC)         6.000              06/01/2042        3,060,209
------------------------------------------------------------------------------------------------------------------------------
          155,000        CA County Tobacco Securitization Agency (TASC)         6.000              06/01/2043          161,888
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        CA County Tobacco Securitization Agency (TASC)         6.125              06/01/2038        5,254,500
------------------------------------------------------------------------------------------------------------------------------
      318,250,000        CA County Tobacco Securitization Agency (TASC)         6.310 3            06/01/2050       19,747,413
------------------------------------------------------------------------------------------------------------------------------
        2,250,000        CA GO ROLs 5                                           6.923 2            12/01/2018        2,211,660
------------------------------------------------------------------------------------------------------------------------------
        5,250,000        CA GO ROLs 5                                           7.531 2            12/01/2025        5,230,470
------------------------------------------------------------------------------------------------------------------------------
       14,375,000        CA GO ROLs 5                                           8.140 2            12/01/2036       14,484,538
------------------------------------------------------------------------------------------------------------------------------
        3,655,000        CA Golden State Tobacco Securitization Corp.           6.250              06/01/2033        3,964,469
------------------------------------------------------------------------------------------------------------------------------
       13,180,000        CA Golden State Tobacco Securitization Corp.           6.625              06/01/2040       14,564,823
------------------------------------------------------------------------------------------------------------------------------
       30,195,000        CA Golden State Tobacco Securitization Corp.           6.750              06/01/2039       33,629,983
------------------------------------------------------------------------------------------------------------------------------


2           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$      38,860,000        CA Golden State Tobacco Securitization Corp.
                         (TASC) 1                                               5.000%             06/01/2035    $  39,756,112
------------------------------------------------------------------------------------------------------------------------------
        1,510,000        CA Golden State Tobacco Securitization Corp.
                         (TASC)                                                 7.875              06/01/2042        1,798,712
------------------------------------------------------------------------------------------------------------------------------
       37,865,000        CA Golden State Tobacco Securitization Corp.
                         ROLs 5                                                 7.349 2            06/01/2045       38,903,258
------------------------------------------------------------------------------------------------------------------------------
        6,125,000        CA Golden State Tobacco Securitization Corp.
                         ROLs 5                                                 8.088 2            06/01/2045        6,292,948
------------------------------------------------------------------------------------------------------------------------------
        6,250,000        CA Pollution Control Financing Authority
                         (Browning-Ferris Industries)                           6.750              09/01/2019        6,296,500
------------------------------------------------------------------------------------------------------------------------------
       25,575,000        CA Pollution Control Financing Authority
                         (Browning-Ferris Industries)                           6.875              11/01/2027       25,745,330
------------------------------------------------------------------------------------------------------------------------------
        2,700,000        CA Pollution Control Financing Authority
                         (General Motors Corp.)                                 5.500              04/01/2008        2,551,905
------------------------------------------------------------------------------------------------------------------------------
        4,880,000        CA Statewide CDA (Aspire Public Schools)               7.250              08/01/2031        4,947,442
------------------------------------------------------------------------------------------------------------------------------
       13,000,000        CA Statewide CDA (East Valley Tourist)                 9.250              10/01/2020       14,259,830
------------------------------------------------------------------------------------------------------------------------------
       19,000,000        CA Statewide CDA (East Valley Tourist)                11.000              10/01/2020       19,629,090
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        CA Statewide CDA (Elder Care Alliance)                 8.250              11/15/2032        3,182,610
------------------------------------------------------------------------------------------------------------------------------
       14,400,000        CA Statewide CDA (Fairfield Apartments) 1              7.250              01/01/2035       13,820,832
------------------------------------------------------------------------------------------------------------------------------
       53,224,000        CA Statewide CDA (United Airlines) 6                   5.700              10/01/2033       23,950,800
------------------------------------------------------------------------------------------------------------------------------
      555,300,000        CA Statewide Financing Authority Tobacco
                         Settlement                                             7.000 3            06/01/2055       18,819,117
------------------------------------------------------------------------------------------------------------------------------
      260,000,000        CA Statewide Financing Authority Tobacco
                         Settlement                                             7.880 3            06/01/2055        5,824,000
------------------------------------------------------------------------------------------------------------------------------
        4,500,000        CA Statewide Financing Authority Tobacco
                         Settlement (TASC)                                      6.000              05/01/2037        4,697,865
------------------------------------------------------------------------------------------------------------------------------
        1,405,000        CA Statewide Financing Authority Tobacco
                         Settlement (TASC)                                      6.000              05/01/2043        1,466,778
------------------------------------------------------------------------------------------------------------------------------
          100,000        CA Statewide Financing Authority Tobacco
                         Settlement (TASC)                                      6.000              05/01/2043          104,397
------------------------------------------------------------------------------------------------------------------------------
        3,995,000        CA Valley Health System COP                            6.875              05/15/2023        4,000,194
------------------------------------------------------------------------------------------------------------------------------
        1,385,000        Lathrop, CA Special Tax Community Facilities
                         District No. 03-2                                      7.000              09/01/2033        1,431,287
------------------------------------------------------------------------------------------------------------------------------
        3,250,000        Long Beach, CA Harbor DRIVERS                          8.472 2            05/15/2027        3,725,150
------------------------------------------------------------------------------------------------------------------------------
        5,700,000        Los Angeles, CA Regional Airports Improvement
                         Corp. (Air Canada)                                     8.750              10/01/2014        5,558,298
------------------------------------------------------------------------------------------------------------------------------
          505,000        Los Angeles, CA Regional Airports Improvement
                         Corp. (Continental Airlines)                           5.650              08/01/2017          475,846
------------------------------------------------------------------------------------------------------------------------------
        1,135,000        Los Angeles, CA Regional Airports Improvement
                         Corp. (Delta Airlines) 6                               6.350              11/01/2025          853,758
------------------------------------------------------------------------------------------------------------------------------
        8,500,000        Los Angeles, CA Regional Airports Improvement
                         Corp. (Delta-Continental Airlines)                     9.250              08/01/2024        8,542,245
------------------------------------------------------------------------------------------------------------------------------
      115,975,000        Northern CA Tobacco Securitization Authority
                         (TASC)                                                 6.370 3            06/01/2045        9,863,674
------------------------------------------------------------------------------------------------------------------------------
        2,200,000        San Diego County, CA COP                               5.700              02/01/2028        2,136,530
------------------------------------------------------------------------------------------------------------------------------
        5,025,000        Southern CA Tobacco Securitization Authority
                         (TASC)                                                 5.500              06/01/2036        5,106,506
------------------------------------------------------------------------------------------------------------------------------
        8,625,000        Southern CA Tobacco Securitization Authority
                         (TASC)                                                 5.625              06/01/2043        8,811,559
------------------------------------------------------------------------------------------------------------------------------
        8,335,000        Southern CA Tobacco Securitization Authority
                         (TASC)                                                 6.000              06/01/2043        8,681,069
------------------------------------------------------------------------------------------------------------------------------


3           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       5,425,000        Temecula, CA Public Financing Authority
                         (Roripaugh Community Facilities District)              5.450%             09/01/2026    $   5,414,638
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Temecula, CA Public Financing Authority
                         (Roripaugh Community Facilities District)              5.500              09/01/2036        3,990,880
------------------------------------------------------------------------------------------------------------------------------
        2,680,000        Val Verde, CA Unified School District Special Tax      5.450              09/01/2036        2,744,293
                                                                                                                 -------------
                                                                                                                   521,803,851
------------------------------------------------------------------------------------------------------------------------------
COLORADO--3.3%
        1,000,000        Andonea, CO Metropolitan District No. 2                6.125              12/01/2025        1,013,680
------------------------------------------------------------------------------------------------------------------------------
        2,380,000        Andonea, CO Metropolitan District No. 3                6.250              12/01/2035        2,416,676
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Arista, CO Metropolitan District                       6.750              12/01/2035        5,305,700
------------------------------------------------------------------------------------------------------------------------------
        2,620,000        Beacon Point, CO Metropolitan District                 6.125              12/01/2025        2,751,603
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Beacon Point, CO Metropolitan District                 6.250              12/01/2035        2,108,240
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Castle Oaks, CO Metropolitan District                  6.000              12/01/2025        1,033,440
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Castle Oaks, CO Metropolitan District                  6.125              12/01/2035        1,554,915
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        Central Marksheffel, CO Metropolitan District          7.250              12/01/2029        6,410,160
------------------------------------------------------------------------------------------------------------------------------
       24,295,000        CO Educational & Cultural Facilities Authority         6.000              07/01/2042       23,887,330
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        CO Educational & Cultural Facilities Authority
                         (Colorado Lutheran High School Assoc.)                 7.625              06/01/2034        1,721,760
------------------------------------------------------------------------------------------------------------------------------
          500,000        CO Health Facilities Authority
                         (CRC/CVC Obligated Groups)                             6.750              12/01/2015          510,795
------------------------------------------------------------------------------------------------------------------------------
          595,000        CO Hsg. & Finance Authority                            6.400              11/01/2024          598,308
------------------------------------------------------------------------------------------------------------------------------
          825,000        CO Hsg. & Finance Authority                            6.450              04/01/2030          841,904
------------------------------------------------------------------------------------------------------------------------------
        1,025,000        CO Hsg. & Finance Authority                            7.000              02/01/2030        1,082,697
------------------------------------------------------------------------------------------------------------------------------
          180,000        CO Hsg. & Finance Authority                            7.050              04/01/2031          188,775
------------------------------------------------------------------------------------------------------------------------------
          715,000        CO Hsg. & Finance Authority                            7.050              04/01/2031          749,856
------------------------------------------------------------------------------------------------------------------------------
          510,000        CO Hsg. & Finance Authority                            8.400              10/01/2021          534,123
------------------------------------------------------------------------------------------------------------------------------
           50,000        CO Hsg. & Finance Authority (Single Family)            6.800              04/01/2030           50,600
------------------------------------------------------------------------------------------------------------------------------
          109,000        CO Hsg. & Finance Authority (Single Family)            7.250              05/01/2027          111,814
------------------------------------------------------------------------------------------------------------------------------
          525,000        CO Hsg. & Finance Authority (Single Family),
                         Series C-2                                             6.600              08/01/2032          546,630
------------------------------------------------------------------------------------------------------------------------------
          545,000        CO Hsg. & Finance Authority, Series C-2                6.875              11/01/2028          552,685
------------------------------------------------------------------------------------------------------------------------------
        2,950,000        CO International Center Metropolitan District
                         No. 3                                                  6.500              12/01/2035        2,990,091
------------------------------------------------------------------------------------------------------------------------------
        4,535,000        Colorado Springs, CO Utilities ROLs                    8.098 2            11/15/2043        4,836,668
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Denver, CO City & County Airport DRIVERS               7.642 2            05/15/2013        2,291,760
------------------------------------------------------------------------------------------------------------------------------
        7,975,000        Denver, CO City & County Airport Special
                         Facilities (United Air Lines) 6                        6.875              10/01/2032        8,134,500
------------------------------------------------------------------------------------------------------------------------------
        3,200,000        Denver, CO Urban Renewal Authority                     9.125              09/01/2017        3,244,928
------------------------------------------------------------------------------------------------------------------------------
        2,475,000        Elkhorn Ranch, CO Metropolitan District                6.375              12/01/2035        2,559,101
------------------------------------------------------------------------------------------------------------------------------
        3,625,000        High Plains, CO Metropolitan District                  6.125              12/01/2025        3,807,084
------------------------------------------------------------------------------------------------------------------------------
        6,625,000        High Plains, CO Metropolitan District                  6.250              12/01/2035        6,983,545
------------------------------------------------------------------------------------------------------------------------------
        3,725,000        Highline Business Improvement District
                         (Littleton, CO) 6                                      5.250              12/15/2019        2,536,204
------------------------------------------------------------------------------------------------------------------------------
       11,000,000        Lincoln Park, CO Metropolitan District                 7.750              12/01/2026       11,667,480
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Murphy Creek, CO Metropolitan District No. 3           6.000              12/01/2026        3,134,340
------------------------------------------------------------------------------------------------------------------------------
        9,060,000        Murphy Creek, CO Metropolitan District No. 3 1         6.125              12/01/2035        9,514,359
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Northwest CO Metropolitan District No. 3               6.125              12/01/2025        2,608,475
------------------------------------------------------------------------------------------------------------------------------
        5,625,000        Northwest CO Metropolitan District No. 3               6.250              12/01/2035        5,869,406
------------------------------------------------------------------------------------------------------------------------------
       20,000,000        PV, CO Water & Sanitation Metropolitan District        6.000 3            12/15/2017        9,989,200
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Southlands, CO Medical District                        7.000              12/01/2024        1,096,170
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Southlands, CO Medical District                        7.125              12/01/2034        2,194,900
------------------------------------------------------------------------------------------------------------------------------


4           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       2,000,000        Wheatlands, CO Metropolitan District                   6.125%             12/01/2035    $   2,071,720
------------------------------------------------------------------------------------------------------------------------------
       11,500,000        Woodmen Heights, CO Metropolitan District 1            7.000              12/01/2030       11,820,505
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Wyndham Hill, CO Metropolitan District                 6.250              12/01/2025        1,033,800
------------------------------------------------------------------------------------------------------------------------------
        2,450,000        Wyndham Hill, CO Metropolitan District                 6.375              12/01/2035        2,533,251
                                                                                                                 -------------
                                                                                                                   154,889,178
------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.1%
           50,000        CT Devel. Authority (Aquarion Water
                         Company of CT)                                         6.000              09/01/2036           51,228
------------------------------------------------------------------------------------------------------------------------------
            9,950        CT Devel. Authority (East Hills Woods)                 7.750              11/01/2017            9,348
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        CT Devel. Authority Airport Facility (Learjet)         7.950              04/01/2026        1,787,370
------------------------------------------------------------------------------------------------------------------------------
          100,000        CT HFA                                                 6.300              11/15/2017          103,034
------------------------------------------------------------------------------------------------------------------------------
        1,660,000        CT Resource Recovery Authority
                         (Browning-Ferris Industries)                           6.450              11/15/2022        1,674,608
                                                                                                                 -------------
                                                                                                                     3,625,588
------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.0%
          200,000        DE Authority Hsg. (Multifamily Mtg.)                   7.000              05/01/2025          201,028
------------------------------------------------------------------------------------------------------------------------------
        1,810,000        DE EDA (General Motors Corp.)                          5.600              04/01/2009        1,670,051
------------------------------------------------------------------------------------------------------------------------------
          200,000        New Castle County, DE Pollution Control
                         (General Motors Corp.)                                 7.875 7            10/01/2008          200,000
                                                                                                                 -------------
                                                                                                                     2,071,079
------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.6%
           75,000        District of Columbia HFA
                         (Benning Road Apartments)                              6.300              01/01/2012           75,275
------------------------------------------------------------------------------------------------------------------------------
        2,595,000        District of Columbia HFA RITES                         7.187 2            12/01/2021        2,384,909
------------------------------------------------------------------------------------------------------------------------------
          100,000        District of Columbia Tobacco Settlement
                         Financing Corp.                                        6.250              05/15/2024          105,902
------------------------------------------------------------------------------------------------------------------------------
       10,290,000        District of Columbia Tobacco Settlement
                         Financing Corp.                                        6.500              05/15/2033       11,689,646
------------------------------------------------------------------------------------------------------------------------------
       32,680,000        District of Columbia Tobacco Settlement
                         Financing Corp.                                        6.750              05/15/2040       35,267,602
------------------------------------------------------------------------------------------------------------------------------
        2,055,000        Metropolitan Washington D.C. Airport
                         Authority DRIVERS                                      8.056 2            10/01/2011        2,242,580
------------------------------------------------------------------------------------------------------------------------------
        8,200,000        Metropolitan Washington D.C. Airport
                         Authority ROLs                                         5.910 2            10/01/2035        8,594,502
------------------------------------------------------------------------------------------------------------------------------
        1,250,000        Metropolitan Washington D.C. Airport
                         Authority ROLs                                         7.978 2            10/01/2035        1,330,625
------------------------------------------------------------------------------------------------------------------------------
        1,250,000        Metropolitan Washington D.C. Airport
                         Authority ROLs                                         7.998 2            10/01/2034        1,330,575
------------------------------------------------------------------------------------------------------------------------------
        5,575,000        Metropolitan Washington D.C. Airport
                         Authority ROLs                                         8.992 2            10/01/2032        6,228,948
------------------------------------------------------------------------------------------------------------------------------
        6,580,000        Metropolitan Washington D.C. Airport
                         Authority ROLs, Series A                               7.099 2            10/01/2020        6,868,665
                                                                                                                 -------------
                                                                                                                    76,119,229
------------------------------------------------------------------------------------------------------------------------------
FLORIDA--7.8%
        5,765,000        Aberdeen, FL Community Devel. District                 5.500              05/01/2036        5,807,661
------------------------------------------------------------------------------------------------------------------------------
           25,000        Alachua County, FL Health Facilities Authority
                         (Shands Teaching Hospital and Clinics)                 5.800              12/01/2026           25,754
------------------------------------------------------------------------------------------------------------------------------
        4,265,000        Arlington Ridge, FL Community Devel. District          5.500              05/01/2036        4,275,790
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Avelar Creek, FL Community Devel. District             5.375              05/01/2036          989,700
------------------------------------------------------------------------------------------------------------------------------
          885,000        Baywinds, FL Community Devel. District                 5.250              05/01/2037          884,319
------------------------------------------------------------------------------------------------------------------------------


5           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       2,200,000        Beacon, FL Tradeport Community Devel. District         7.250%             05/01/2033    $   2,371,556
------------------------------------------------------------------------------------------------------------------------------
        2,750,000        Beacon, FL Tradeport Community Devel. District
                         RITES                                                 10.367 2            05/01/2032        3,553,275
------------------------------------------------------------------------------------------------------------------------------
        7,625,000        Bonnet Creek, FL Resort Community Devel.
                         District Special Assessment                            7.500              05/01/2034        8,375,529
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Broward County, FL Educational Facilities
                         Authority ROLs                                         7.840 2            04/01/2036        2,819,550
------------------------------------------------------------------------------------------------------------------------------
           35,000        Dade County, FL Aviation, Series A                     5.750              10/01/2018           35,950
------------------------------------------------------------------------------------------------------------------------------
           25,000        Dade County, FL HFA (Siesta Pointe Apartments)         5.750              09/01/2029           25,399
------------------------------------------------------------------------------------------------------------------------------
        1,955,000        Dade County, FL IDA (Miami Cerebral Palsy
                         Residence)                                             8.000              06/01/2022        1,985,009
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Durbin Crossing, FL Community Devel. District          5.500              05/01/2037        1,502,400
------------------------------------------------------------------------------------------------------------------------------
        5,250,000        Escambia County, FL Pollution Control
                         (Champion International Corp.)                         5.875              06/01/2022        5,301,660
------------------------------------------------------------------------------------------------------------------------------
        4,215,000        Escambia County, FL Pollution Control
                         (Champion International Corp.)                         6.400              09/01/2030        4,337,657
------------------------------------------------------------------------------------------------------------------------------
        1,225,000        FL Capital Projects Finance Authority
                         (Waste Corp. of America)                               8.000              10/01/2019        1,218,618
------------------------------------------------------------------------------------------------------------------------------
        1,250,000        FL Capital Projects Finance Authority
                         (Waste Corp. of America)                               9.000              09/01/2020        1,199,988
------------------------------------------------------------------------------------------------------------------------------
           50,000        FL Capital Projects Finance Authority CCRC
                         (Glenridge on Palmer Ranch)                            7.625              06/01/2032           52,001
------------------------------------------------------------------------------------------------------------------------------
        8,485,000        FL Capital Projects Finance Authority CCRC
                         (Glenridge on Palmer Ranch)                            8.000              06/01/2032        9,316,445
------------------------------------------------------------------------------------------------------------------------------
          710,000        FL Capital Trust Agency (American Opportunity)         8.250              12/01/2038          714,182
------------------------------------------------------------------------------------------------------------------------------
        7,135,000        FL Capital Trust Agency (Atlantic Hsg.
                         Foundation)                                            6.000              07/01/2040        7,067,717
------------------------------------------------------------------------------------------------------------------------------
       13,000,000        FL Capital Trust Agency (Atlantic Hsg.
                         Foundation)                                            8.000              07/01/2040       12,870,130
------------------------------------------------------------------------------------------------------------------------------
       24,600,000        FL Capital Trust Agency (Seminole Tribe
                         Convention)                                            8.950              10/01/2033       30,546,804
------------------------------------------------------------------------------------------------------------------------------
       28,200,000        FL Capital Trust Agency Multifamily Affordable
                         Hsg., Series C                                         8.125              10/01/2038       27,383,610
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        FL City Center Community Devel. District               6.125              05/01/2036        2,003,680
------------------------------------------------------------------------------------------------------------------------------
           75,000        FL HFA (Mariner Club Apartments), Series K-1           6.375              09/01/2036           76,736
------------------------------------------------------------------------------------------------------------------------------
        4,905,000        FL HFA (St. Cloud Village Associates)                  5.950              02/01/2030        5,079,961
------------------------------------------------------------------------------------------------------------------------------
           20,000        FL HFA (Vizcaya Villas)                                6.200              12/01/2028           20,418
------------------------------------------------------------------------------------------------------------------------------
           10,000        FL HFC (Stonebridge Landings Apartments)               5.200              08/01/2031           10,079
------------------------------------------------------------------------------------------------------------------------------
        1,645,000        FL HFC (Tallahassee Augustine Club Apartments)         8.250              10/01/2030        1,512,380
------------------------------------------------------------------------------------------------------------------------------
        5,195,000        FL HFC (Westchase Apartments)                          6.610              07/01/2038        5,320,511
------------------------------------------------------------------------------------------------------------------------------
       17,340,000        Glades, FL Correctional Devel. Corp.
                         (Glades County Detention)                              7.375              03/01/2030       17,279,657
------------------------------------------------------------------------------------------------------------------------------
          665,000        Grand Haven, FL Community Devel. District
                         Special Assessment, Series B                           6.900              05/01/2019          667,088
------------------------------------------------------------------------------------------------------------------------------
       12,000,000        Greater Orlando, FL Aviation Authority
                         (Jet Blue Airways Corp.)                               6.500              11/15/2036       12,049,080
------------------------------------------------------------------------------------------------------------------------------
        4,185,000        Highlands, FL Community Devel. District                5.550              05/01/2036        4,224,841
------------------------------------------------------------------------------------------------------------------------------
        2,255,000        Hillsborough County, FL Hsg. & Finance Authority
                         (Gardens at South Bay Apartments) ROLs                 6.964 2            07/01/2022        1,994,187
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Hillsborough County, FL IDA
                         (National Gypsum Company)                              7.125              04/01/2030        2,209,220
------------------------------------------------------------------------------------------------------------------------------
        9,250,000        Hillsborough County, FL IDA (Senior Care Group)        6.700              07/01/2021        9,442,030
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        Hillsborough County, FL IDA (Senior Care Group)        6.750              07/01/2029        6,099,780
------------------------------------------------------------------------------------------------------------------------------


6           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       3,000,000        Jacksonville, FL Economic Devel. Corp.
                         (Met Packaging Solutions)                              5.500%             10/01/2030    $   3,131,010
------------------------------------------------------------------------------------------------------------------------------
        4,500,000        Jacksonville, FL Health Facilities Authority ROLs      9.112 2            11/15/2032        5,068,260
------------------------------------------------------------------------------------------------------------------------------
        1,210,000        Keys Cove, FL Community Devel. District                5.875              05/01/2035        1,259,211
------------------------------------------------------------------------------------------------------------------------------
        1,800,000        Madison County, FL Mtg. (Twin Oaks)                    6.000              07/01/2025        1,852,506
------------------------------------------------------------------------------------------------------------------------------
       14,190,000        Martin County, FL IDA (Indiantown Cogeneration)        7.875              12/15/2025       14,396,039
------------------------------------------------------------------------------------------------------------------------------
          720,000        Martin County, FL IDA (Indiantown Cogeneration)        8.050              12/15/2025          731,851
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Miami Beach, FL Health Facilities Authority
                         (Mt. Sinai Medical Center)                             6.700              11/15/2019        1,098,260
------------------------------------------------------------------------------------------------------------------------------
          500,000        Miami Beach, FL Health Facilities Authority
                         (Mt. Sinai Medical Center)                             6.800              11/15/2031          548,620
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Miami, FL Health Facilities Authority
                         (Mercy Hospital) IRS                                   7.070 2            08/15/2015        2,013,420
------------------------------------------------------------------------------------------------------------------------------
        8,650,000        Miami-Dade County, FL Aviation ROLs                    5.910 2            10/01/2035        8,981,468
------------------------------------------------------------------------------------------------------------------------------
        8,895,000        Miami-Dade County, FL Aviation ROLs                    7.750 2            10/01/2038        9,522,631
------------------------------------------------------------------------------------------------------------------------------
       17,535,000        Miami-Dade County, FL Aviation ROLs                    7.998 2            10/01/2037       18,788,402
------------------------------------------------------------------------------------------------------------------------------
          700,000        Mira Lago West, FL Community Devel. District           5.375              05/01/2036          702,149
------------------------------------------------------------------------------------------------------------------------------
        3,790,000        Montecito, FL Community Devel. District                5.500              05/01/2037        3,831,538
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Monterra, FL Community Devel. District Special
                         Assessment                                             5.500              05/01/2036        3,037,170
------------------------------------------------------------------------------------------------------------------------------
        5,250,000        New Port Tampa Bay, FL Community Devel. District       5.875              05/01/2038        5,342,925
------------------------------------------------------------------------------------------------------------------------------
        1,535,000        Orange County, FL Health Facilities Authority
                         (GF Orlando/CFGH Obligated Group)                      8.875              07/01/2021        1,710,420
------------------------------------------------------------------------------------------------------------------------------
        3,200,000        Orange County, FL Health Facilities Authority
                         (GF Orlando/CFGH Obligated Group)                      9.000              07/01/2031        3,534,304
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Orange County, FL Health Facilities Authority
                         (Orlando Lutheran Towers)                              8.750              07/01/2026        1,557,495
------------------------------------------------------------------------------------------------------------------------------
        6,020,000        Orange County, FL HFA (Dunwoodie Apartments)           6.500              07/01/2035        6,146,601
------------------------------------------------------------------------------------------------------------------------------
        1,755,000        Orange County, FL Hsg. Finance Authority
                         (Seminole Pointe)                                      5.800              06/01/2032        1,785,870
------------------------------------------------------------------------------------------------------------------------------
        3,750,000        Palm Bay, FL Educational Facilities
                         (Patriot Charter School)                               7.000              07/01/2036        3,798,225
------------------------------------------------------------------------------------------------------------------------------
           20,000        Palm Beach County, FL HFA (Chelsea Commons)            5.900              06/01/2029           20,182
------------------------------------------------------------------------------------------------------------------------------
          685,000        Palm Beach County, FL Multifamily
                         (Boynton Apartments) 6                                 8.000              01/01/2014          446,271
------------------------------------------------------------------------------------------------------------------------------
          975,000        Palm Glades, FL Community Devel. District              5.300              05/01/2036          978,452
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Parkway Center, FL Community Devel.
                         District, Series A                                     6.300              05/01/2034        1,592,550
------------------------------------------------------------------------------------------------------------------------------
           70,000        Pinellas County, FL Educational Facilities
                         Authority (Eckerd College)                             6.500              08/01/2013           70,027
------------------------------------------------------------------------------------------------------------------------------
           15,000        Pinellas County, FL Educational Facilities
                         Authority (Eckerd College)                             7.750              07/01/2014           15,021
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Portofino Isles, FL Community Devel. District
                         (Portofino Court)                                      5.600              05/01/2036        3,056,250
------------------------------------------------------------------------------------------------------------------------------
          500,000        Renaissance Commons, FL Community Devel.
                         District, Series A                                     5.600              05/01/2036          510,095
------------------------------------------------------------------------------------------------------------------------------
        1,750,000        Reunion East, FL Community Devel. District             5.800              05/01/2036        1,802,343
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        Reunion East, FL Community Devel. District,
                         Series A                                               7.375              05/01/2033       11,115,200
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Reunion West, FL Community Devel. District
                         Special Assessment                                     6.250              05/01/2036        2,105,840
------------------------------------------------------------------------------------------------------------------------------
        3,965,000        Sanford, FL Airport Facilities Authority
                         (Central Florida Terminals)                            7.500              05/01/2010        3,947,316
------------------------------------------------------------------------------------------------------------------------------


7           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       5,880,000        Sanford, FL Airport Facilities Authority
                         (Central Florida Terminals)                            7.500%             05/01/2015    $   5,810,498
------------------------------------------------------------------------------------------------------------------------------
        1,105,000        Sanford, FL Airport Facilities Authority
                         (Central Florida Terminals)                            7.500              05/01/2021        1,082,834
------------------------------------------------------------------------------------------------------------------------------
       10,395,000        Sanford, FL Airport Facilities Authority
                         (Central Florida Terminals)                            7.750              05/01/2021       10,403,836
------------------------------------------------------------------------------------------------------------------------------
        4,475,000        Seminole County, FL IDA (Progressive Health)           7.500              03/01/2035        4,503,998
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Tern Bay, FL Community Devel. District                 5.375              05/01/2037        3,970,120
------------------------------------------------------------------------------------------------------------------------------
        2,965,000        Town Center, FL at Palm Coast Community
                         Devel. District                                        6.000              05/01/2036        3,055,136
------------------------------------------------------------------------------------------------------------------------------
        2,400,000        Verano Center, FL Community Devel. District            5.375              05/01/2037        2,391,000
------------------------------------------------------------------------------------------------------------------------------
        1,790,000        Villa Portofino West, FL Community Devel.
                         District                                               5.350              05/01/2036        1,799,505
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        West Villages, FL Improvement District                 5.800              05/01/2036        3,069,720
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Westside FL Community Devel. District                  5.650              05/01/2037        3,039,060
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        World Commerce, FL Community Devel. District
                         Special Assessment                                     6.500              05/01/2036        1,041,100
                                                                                                                 -------------
                                                                                                                   365,315,081
------------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.4%
        5,000,000        Atlanta, GA Airport Passenger Facility ROLs            5.940 2            01/01/2034        5,243,300
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Atlanta, GA Devel. Authority Student Hsg.
                         (ADA/CAU Partners)                                     6.250              07/01/2036        3,294,240
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Atlanta, GA Tax Allocation (Eastside)                  5.600              01/01/2030        1,531,905
------------------------------------------------------------------------------------------------------------------------------
          140,000        Atlanta, GA Urban Residential Finance Authority
                         (Spring Branch Apartments)                             8.500              04/01/2026          105,210
------------------------------------------------------------------------------------------------------------------------------
          580,000        Brunswick & Glynn County, GA Devel. Authority
                         (Coastal Community Retirement Corp.)                   7.125              01/01/2025          588,108
------------------------------------------------------------------------------------------------------------------------------
        7,695,000        Brunswick & Glynn County, GA Devel. Authority
                         (Coastal Community Retirement Corp.)                   7.250              01/01/2035        7,791,495
------------------------------------------------------------------------------------------------------------------------------
        7,100,000        Burke County, GA Devel. Authority
                         (Georgia Power Company) 8                              4.625              05/01/2034        6,893,674
------------------------------------------------------------------------------------------------------------------------------
           50,000        Burke County, GA Devel. Authority
                         (Georgia Power Company)                                5.450              05/01/2034           50,018
------------------------------------------------------------------------------------------------------------------------------
           90,000        Burke County, GA Devel. Authority
                         (Georgia Power Company)                                5.450              05/01/2034           90,095
------------------------------------------------------------------------------------------------------------------------------
        6,700,000        Burke County, GA Devel. Authority RITES                5.922 2            05/01/2034        5,921,326
------------------------------------------------------------------------------------------------------------------------------
          155,000        Charlton County, GA Solid Waste Management
                         Authority (Chesser Island Road Landfill)               7.375              04/01/2018          156,581
------------------------------------------------------------------------------------------------------------------------------
           50,000        Cherokee County, GA Hospital Authority
                         (RT Jones Memorial Hospital)                           7.300              12/01/2013           50,152
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        De Kalb County, GA Devel. Authority
                         (General Motors Corp.)                                 6.000              03/15/2021        1,233,630
------------------------------------------------------------------------------------------------------------------------------
          820,000        Effingham County, GA Devel. Authority
                         (Fort James Corp.)                                     5.625              07/01/2018          815,572
------------------------------------------------------------------------------------------------------------------------------
        8,260,000        GA Hsg. & Finance Authority 8                          4.850              12/01/2037        8,034,502
------------------------------------------------------------------------------------------------------------------------------
          100,000        McDuffie County, GA County Devel. Authority
                         (Temple-Inland)                                        6.950              12/01/2023          111,186
------------------------------------------------------------------------------------------------------------------------------
        3,360,000        Rockdale County, GA Devel. Authority (Visy Paper)      7.400              01/01/2016        3,372,365
------------------------------------------------------------------------------------------------------------------------------
       14,500,000        Rockdale County, GA Devel. Authority (Visy
                         Paper) 1                                               7.500              01/01/2026       14,554,520
------------------------------------------------------------------------------------------------------------------------------
          430,000        Savannah, GA EDA (Skidway Health &
                         Living Services)                                       6.850              01/01/2019          443,807
------------------------------------------------------------------------------------------------------------------------------


8           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       1,005,000        Savannah, GA EDA (Skidway Health &
                         Living Services)                                       7.400%             01/01/2024    $   1,047,099
------------------------------------------------------------------------------------------------------------------------------
        2,885,000        Savannah, GA EDA (Skidway Health &
                         Living Services)                                       7.400              01/01/2034        3,003,775
------------------------------------------------------------------------------------------------------------------------------
        2,160,000        Savannah, GA EDA (Stone Container Corp.)               8.125              07/01/2015        2,207,045
                                                                                                                 -------------
                                                                                                                    66,539,605
------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.6%
        2,500,000        HI Dept. of Budget & Finance RITES                     7.782 2            12/01/2022        2,713,750
------------------------------------------------------------------------------------------------------------------------------
        2,125,000        HI Dept. of Budget & Finance RITES                     8.178 2            09/01/2032        2,295,043
------------------------------------------------------------------------------------------------------------------------------
       10,600,000        HI Dept. of Budget & Finance Special Purpose
                         (Kahala Nui)                                           8.000              11/15/2033       12,230,916
------------------------------------------------------------------------------------------------------------------------------
        2,600,000        HI Dept. of Budget & Finance Special Purpose
                         (Kahala Senior Living Community)                       7.875              11/15/2023        2,995,252
------------------------------------------------------------------------------------------------------------------------------
        5,850,000        HI Dept. of Transportation (Continental Airlines)      7.000              06/01/2020        5,833,913
                                                                                                                 -------------
                                                                                                                    26,068,874
------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
        3,000,000        ID Health Facilities Authority
                         (Valley Vista Care Corp.)                              7.875              11/15/2022        3,015,930
------------------------------------------------------------------------------------------------------------------------------
          785,000        ID Hsg. Agency (Single Family Mtg.)                    6.550              07/01/2025          787,881
                                                                                                                 -------------
                                                                                                                     3,803,811
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--3.4%
        4,262,500        Bolingbrook, IL Will & Du Page Counties
                         Wastewater Facilities (Crossroads Treatment)           6.600              01/01/2035        4,275,245
------------------------------------------------------------------------------------------------------------------------------
        8,000,000        Caseyville, IL Tax (Forest Lakes)                      7.000              12/30/2022        8,333,600
------------------------------------------------------------------------------------------------------------------------------
        8,000,000        Centerpoint, IL Intermodal Center Program              8.000              06/15/2023        8,086,000
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        Chicago, IL Midway Airport 1                           5.500              01/01/2029       10,211,200
------------------------------------------------------------------------------------------------------------------------------
        8,050,000        Chicago, IL O'Hare International Airport RITES        11.769 2            01/01/2029       11,383,827
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Chicago, IL O'Hare International Airport ROLs          7.978 2            01/01/2034        2,052,640
------------------------------------------------------------------------------------------------------------------------------
        1,375,000        Godfrey, IL (United Methodist Village)                 5.875              11/15/2029        1,121,615
------------------------------------------------------------------------------------------------------------------------------
           26,961        IL Devel. Finance Authority                            8.250              08/01/2012           23,934
------------------------------------------------------------------------------------------------------------------------------
       23,540,000        IL Devel. Finance Authority
                         (Citgo Petroleum Corp.) 1                              8.000              06/01/2032       26,497,801
------------------------------------------------------------------------------------------------------------------------------
           25,000        IL Educational Facilities Authority (Lewis
                         University)                                            6.125              10/01/2026           25,521
------------------------------------------------------------------------------------------------------------------------------
        4,350,000        IL Educational Facilities Authority
                         (Plum Creek Rolling Meadows)                           6.500              12/01/2037        4,346,738
------------------------------------------------------------------------------------------------------------------------------
        3,195,000        IL Finance Authority (Bethel Terrace Apartments)       5.375              09/01/2035        3,080,619
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        IL Finance Authority (Friendship Village
                         Schaumburg)                                            5.375              02/15/2025        2,008,880
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        IL Finance Authority (Friendship Village
                         Schaumburg)                                            5.625              02/15/2037        2,021,940
------------------------------------------------------------------------------------------------------------------------------
          850,000        IL Finance Authority (Luther Oaks)                     6.000              08/15/2026          876,920
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        IL Finance Authority (Luther Oaks)                     6.000              08/15/2039        1,531,725
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        IL Health Facilities Authority                         6.900              11/15/2033        1,623,705
------------------------------------------------------------------------------------------------------------------------------
           60,000        IL Health Facilities Authority
                         (LUHS/LUMC Obligated Group)                            6.125              07/01/2031           62,789
------------------------------------------------------------------------------------------------------------------------------
        2,125,000        IL Health Facilities Authority RITES                   8.417 2            02/15/2025        2,353,608
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        IL Hsg. Devel. Authority (Homeowner Mtg.) 8            4.600              02/01/2024        4,881,650
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        IL Hsg. Devel. Authority (Homeowner Mtg.) 8            4.750              02/01/2034        3,807,280
------------------------------------------------------------------------------------------------------------------------------
           10,000        IL Hsg. Devel. Authority (Multifamily Hsg.),
                         Series A                                               7.100              07/01/2026           10,013
------------------------------------------------------------------------------------------------------------------------------


9           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$         985,000        Lombard, IL Facilities Corp. ROLs                      9.072% 2           01/01/2030    $   1,139,231
------------------------------------------------------------------------------------------------------------------------------
        1,250,000        Lombard, IL Facilities Corp. ROLs                      9.072 2            01/01/2036        1,430,000
------------------------------------------------------------------------------------------------------------------------------
        6,750,000        Lombard, IL Public Facilities Corp.
                         (Conference Center & Hotel)                            5.250              01/01/2036        6,993,000
------------------------------------------------------------------------------------------------------------------------------
       13,635,000        Lombard, IL Public Facilities Corp.
                         (Conference Center & Hotel) 1                          7.125              01/01/2036       14,462,372
------------------------------------------------------------------------------------------------------------------------------
          495,000        Peoria, IL Hsg. (Peoria Oak Woods Apartments)          7.750              10/15/2033          489,209
------------------------------------------------------------------------------------------------------------------------------
        6,400,000        Quad Cities, IL Regional EDA
                         (Pheasant Ridge Apartments)                            6.375              08/01/2040        6,315,840
------------------------------------------------------------------------------------------------------------------------------
       19,026,158        Robbins, IL Res Rec (Robbins Res Rec Partners)         7.250              10/15/2024       19,377,381
------------------------------------------------------------------------------------------------------------------------------
        5,660,000        Volo Village, IL Special Service Area
                         (Remington Pointe)                                     6.450              03/01/2034        6,122,762
------------------------------------------------------------------------------------------------------------------------------
        5,175,000        Yorkville, IL United City Special Services Area
                         Special Tax (Bristol Bay)                              5.875              03/01/2036        5,060,581
                                                                                                                 -------------
                                                                                                                   160,007,626
------------------------------------------------------------------------------------------------------------------------------
INDIANA--1.2%
           25,000        Fort Wayne, IN Pollution Control
                         (General Motors Corp.)                                 6.200              10/15/2025           20,984
------------------------------------------------------------------------------------------------------------------------------
           25,000        IN Bond Bank (Southwestern Bartholomew
                         Water Corp.)                                           6.625              06/01/2012           25,038
------------------------------------------------------------------------------------------------------------------------------
       13,925,000        IN Devel. Finance Authority (Inland Steel) 1           7.250              11/01/2011       14,299,861
------------------------------------------------------------------------------------------------------------------------------
        1,690,000        IN Health Facility Financing Authority RITES           9.888 2            11/01/2031        1,934,644
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        IN Health Facility Financing Authority RITES           9.897 2            11/01/2031        2,861,900
------------------------------------------------------------------------------------------------------------------------------
          550,000        IN Pollution Control (General Motors Corp.)            5.625              04/01/2011          484,968
------------------------------------------------------------------------------------------------------------------------------
        4,360,000        Indianapolis, IN Hsg. (Cambridge Station
                         Apartments)                                            5.250              01/01/2039        4,390,912
------------------------------------------------------------------------------------------------------------------------------
           75,000        Jasper County, IN Economic Devel.
                         (Georgia-Pacific Corp.)                                5.625              12/01/2027           73,617
------------------------------------------------------------------------------------------------------------------------------
       17,500,000        North Manchester, IN (Estelle Peabody
                         Memorial Home) 1                                       7.250              07/01/2033       18,188,100
------------------------------------------------------------------------------------------------------------------------------
        4,500,000        Petersburg, IN Pollution Control
                         (Indianapolis Power & Light Company)                   6.625              12/01/2024        4,595,580
------------------------------------------------------------------------------------------------------------------------------
          230,000        St. Joseph County, IN Economic Devel.
                         (Holy Cross Village Notre Dame)                        5.550              05/15/2019          231,488
------------------------------------------------------------------------------------------------------------------------------
          265,000        St. Joseph County, IN Economic Devel.
                         (Holy Cross Village Notre Dame)                        5.700              05/15/2028          267,056
------------------------------------------------------------------------------------------------------------------------------
          500,000        St. Joseph County, IN Economic Devel.
                         (Holy Cross Village Notre Dame)                        6.000              05/15/2038          517,525
------------------------------------------------------------------------------------------------------------------------------
        6,915,000        Vincennes, IN Economic Devel. (Southwest Indiana
                         Regional Youth Village)                                6.250              01/01/2024        6,920,878
------------------------------------------------------------------------------------------------------------------------------
          375,000        Wabash, IN Solid Waste Disposal
                         (Jefferson Smurfit Corp.)                              7.500              06/01/2026          382,973
                                                                                                                 -------------
                                                                                                                    55,195,524
------------------------------------------------------------------------------------------------------------------------------
IOWA--3.2%
        3,270,000        IA Finance Authority (Single Family Mtg.) 8            5.000              01/01/2037        3,216,830
------------------------------------------------------------------------------------------------------------------------------
          900,000        IA Finance Authority Retirement Community
                         (Friendship Haven)                                     6.125              11/15/2032          908,361
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        IA Higher Education Loan Authority
                         (Wartburg College) 1                                   5.300              10/01/2037       10,008,700
------------------------------------------------------------------------------------------------------------------------------
       22,050,000        IA Tobacco Settlement Authority                        5.375              06/01/2038       22,048,898
------------------------------------------------------------------------------------------------------------------------------


10           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
IOWA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$      50,000,000        IA Tobacco Settlement Authority 1                      5.500%             06/01/2042    $  50,442,000
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        IA Tobacco Settlement Authority                        5.625              06/01/2046        5,103,100
------------------------------------------------------------------------------------------------------------------------------
      190,800,000        IA Tobacco Settlement Authority                        6.250 3            06/01/2046       15,777,252
------------------------------------------------------------------------------------------------------------------------------
      360,990,000        IA Tobacco Settlement Authority                        7.130 3            06/01/2046       21,056,547
------------------------------------------------------------------------------------------------------------------------------
       20,000,000        IA Tobacco Settlement Authority ROLs 5                 8.754 2            06/01/2046       21,237,600
                                                                                                                 -------------
                                                                                                                   149,799,288
------------------------------------------------------------------------------------------------------------------------------
KANSAS--0.3%
        1,170,000        KS Devel. Finance Authority
                         (Oak Ridge Park Associates)                            6.500              02/01/2018        1,171,778
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        KS Devel. Finance Authority
                         (Oak Ridge Park Associates)                            6.625              08/01/2029        1,001,540
------------------------------------------------------------------------------------------------------------------------------
        1,295,000        Lenexa, KS Multifamily Hsg. (Meadows Apartments)       7.750              10/15/2035        1,314,399
------------------------------------------------------------------------------------------------------------------------------
        1,665,000        Sedgwick & Shawnee Counties, KS Hsg.
                         (Single Family Mtg.)                                   5.900              06/01/2028        1,675,190
------------------------------------------------------------------------------------------------------------------------------
        2,995,000        Sedgwick & Shawnee Counties, KS Hsg.
                         (Single Family Mtg.)                                   6.450              12/01/2033        3,095,243
------------------------------------------------------------------------------------------------------------------------------
        1,205,000        Sedgwick & Shawnee Counties, KS Hsg.
                         (Single Family Mtg.)                                   6.875              12/01/2026        1,224,666
------------------------------------------------------------------------------------------------------------------------------
          355,000        Sedgwick & Shawnee Counties, KS Hsg.
                         (Single Family Mtg.)                                   7.600              12/01/2031          363,808
------------------------------------------------------------------------------------------------------------------------------
          890,000        Sedgwick & Shawnee Counties, KS Hsg.
                         (Single Family Mtg.)                                   7.600              12/01/2031          912,081
------------------------------------------------------------------------------------------------------------------------------
        1,650,000        Wichita, KS Hsg. (Innes Station Apartments)            6.250              03/01/2028        1,675,047
------------------------------------------------------------------------------------------------------------------------------
          650,000        Wyandotte County/Kansas City, KS Unified
                         Government Pollution Control (General Motors)          6.000              06/01/2025          524,329
                                                                                                                 -------------
                                                                                                                    12,958,081
------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--2.4%
          890,000        Boone County, KY Pollution Control
                         (Dayton Power & Light Company)                         6.500              11/15/2022          890,765
------------------------------------------------------------------------------------------------------------------------------
            5,000        Boone County, KY Pollution Control
                         (Dayton Power & Light Company)                         6.500              11/15/2022            5,011
------------------------------------------------------------------------------------------------------------------------------
       27,170,000        Kenton County, KY Airport Special Facilities
                         (Delta Airlines) 6                                     6.125              02/01/2022       17,229,312
------------------------------------------------------------------------------------------------------------------------------
       45,760,000        Kenton County, KY Airport Special Facilities
                         (Delta Airlines) 6                                     7.125              02/01/2021       30,410,723
------------------------------------------------------------------------------------------------------------------------------
          150,000        Kenton County, KY Airport Special Facilities
                         (Delta Airlines) 6                                     7.250              02/01/2022           98,591
------------------------------------------------------------------------------------------------------------------------------
       28,805,000        Kenton County, KY Airport Special Facilities
                         (Delta Airlines) 6                                     7.500              02/01/2012       20,195,762
------------------------------------------------------------------------------------------------------------------------------
       31,200,000        Kenton County, KY Airport Special Facilities
                         (Delta Airlines) 6                                     7.500              02/01/2020       21,262,176
------------------------------------------------------------------------------------------------------------------------------
        5,165,000        Kenton County, KY Airport Special Facilities
                         (Mesaba Aviation)                                      6.625              07/01/2019        5,152,707
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Kenton County, KY Airport Special Facilities
                         (Mesaba Aviation)                                      6.700              07/01/2029        4,998,200
------------------------------------------------------------------------------------------------------------------------------
        2,685,000        Kuttawa, KY (1st Mortgage-GF/Kentucky)                 6.750              03/01/2029        2,685,107
------------------------------------------------------------------------------------------------------------------------------
        2,900,000        Morgantown, KY Solid Waste Disposal
                         (Imco Recycling)                                       6.000              05/01/2023        2,814,073
------------------------------------------------------------------------------------------------------------------------------
        1,200,000        Morgantown, KY Solid Waste Disposal
                         (Imco Recycling)                                       7.450              05/01/2022        1,201,548
------------------------------------------------------------------------------------------------------------------------------


11           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
KENTUCKY CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       5,740,000        Morgantown, KY Solid Waste Disposal
                         (Imco Recycling)                                       7.650%             05/01/2016    $   5,763,649
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Perry County, KY Solid Waste Disposal
                         (Weyerhaeuser Company)                                 6.550              04/15/2027        2,081,040
                                                                                                                 -------------
                                                                                                                   114,788,664
------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--4.3%
        5,565,000        Calcasieu Parish, LA Industrial Devel. Board
                         Pollution Control (Gulf States Utilities Company)      6.750              10/01/2012        5,611,412
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Claiborne Parish, LA Law Enforcement District
                         (Claiborne Correctional Facilities) 9                  6.250              03/01/2019        3,136,110
------------------------------------------------------------------------------------------------------------------------------
        1,400,000        Epps, LA COP 9                                         8.000              06/01/2018        1,443,162
------------------------------------------------------------------------------------------------------------------------------
        3,790,000        LA CDA (Eunice Student Hsg. Foundation)                7.375              09/01/2033        3,410,848
------------------------------------------------------------------------------------------------------------------------------
          315,000        LA HFA (Single Family Mtg.)                            6.300              06/01/2020          321,413
------------------------------------------------------------------------------------------------------------------------------
           15,000        LA HFA (Single Family Mtg.)                            7.800              12/01/2026           15,556
------------------------------------------------------------------------------------------------------------------------------
        1,135,000        LA Local Government EF&CD Authority
                         (Cypress Apartments)                                   8.000              04/20/2028        1,134,841
------------------------------------------------------------------------------------------------------------------------------
          650,000        LA Local Government EF&CD Authority
                         (Oakleigh Apartments)                                  8.500              06/01/2038          679,809
------------------------------------------------------------------------------------------------------------------------------
        4,100,000        LA Local Government EF&CD Authority
                         (Oakleigh Apartments) Series A                         6.375              06/01/2038        4,318,366
------------------------------------------------------------------------------------------------------------------------------
          520,000        LA Local Government EF&CD Authority
                         (Sharlo Apartments)                                    8.000              06/20/2028          519,927
------------------------------------------------------------------------------------------------------------------------------
        8,000,000        LA Local Government EF&CD Authority
                         (St. James Place)                                      7.000              11/01/2029        8,123,680
------------------------------------------------------------------------------------------------------------------------------
        7,460,000        LA Public Facilities Authority
                         (Lake Charles Memorial Hospital)                       8.625              12/01/2030        7,849,114
------------------------------------------------------------------------------------------------------------------------------
        5,350,000        LA Public Facilities Authority
                         (Progressive Healthcare)                               6.375              10/01/2028        5,060,565
------------------------------------------------------------------------------------------------------------------------------
        1,875,000        LA Public Facilities Authority ROLs                    8.098 2            05/15/2022        1,910,175
------------------------------------------------------------------------------------------------------------------------------
      119,935,000        LA Tobacco Settlement Financing Corp. (TASC)           5.875              05/15/2039      125,763,841
------------------------------------------------------------------------------------------------------------------------------
        9,580,000        LA Tobacco Settlement Financing Corp. (TASC),
                         Series B 1                                             5.500              05/15/2030        9,844,695
------------------------------------------------------------------------------------------------------------------------------
           45,000        Lake Charles, LA Non-Profit HDC Section 8
                         (Chateau)                                              7.875              02/15/2025           45,429
------------------------------------------------------------------------------------------------------------------------------
       11,700,000        New Orleans, LA Exhibit Hall Special Tax
                         (Ernest N. Memorial) ROLs 1                            6.440 2            07/15/2028       12,398,607
------------------------------------------------------------------------------------------------------------------------------
        1,965,000        New Orleans, LA Finance Authority
                         (Single Family Mtg.)                                   6.220 3            12/01/2032          379,442
------------------------------------------------------------------------------------------------------------------------------
        2,720,000        New Orleans, LA Finance Authority
                         (Single Family Mtg.)                                   6.370 3            06/01/2032          520,390
------------------------------------------------------------------------------------------------------------------------------
          345,000        New Orleans, LA HDC (Southwood Patio)                  7.700              02/01/2022          355,388
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        New Orleans, LA Sewage Service                         3.000              07/26/2006        9,909,000
------------------------------------------------------------------------------------------------------------------------------
          135,000        West Feliciana Parish, LA Pollution Control
                         (Entergy Gulf States)                                  5.800              12/01/2015          135,190
------------------------------------------------------------------------------------------------------------------------------
          240,000        West Feliciana Parish, LA Pollution Control
                         (Entergy Gulf States)                                  5.800              04/01/2016          241,738
                                                                                                                 -------------
                                                                                                                   203,128,698
------------------------------------------------------------------------------------------------------------------------------
MAINE--0.9%
       35,020,000        ME Finance Authority Solid Waste Recycling
                         Facilities (Great Northern Paper)                      7.750              10/01/2022       35,312,067
------------------------------------------------------------------------------------------------------------------------------


12           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
MAINE CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       1,240,000        ME State Hsg. Authority Mtg. ROLs                      8.975% 2           11/15/2022    $   1,329,578
------------------------------------------------------------------------------------------------------------------------------
           20,000        North Berwick, ME (Hussey Seating Company) 9           7.000              12/01/2013           20,419
------------------------------------------------------------------------------------------------------------------------------
        4,800,000        Rumford, ME Pollution Control
                         (Boise Cascade Corp.)                                  6.625              07/01/2020        4,908,288
                                                                                                                 -------------
                                                                                                                    41,570,352
------------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.3%
        3,000,000        Baltimore, MD Convention Center                        5.875              09/01/2039        3,130,650
------------------------------------------------------------------------------------------------------------------------------
          977,000        Baltimore, MD Special Obligation
                         (North Locust Point)                                   5.500              09/01/2034          985,744
------------------------------------------------------------------------------------------------------------------------------
          100,000        Frederick County, MD Economic Devel.
                         (YMCA of Frederick)                                    6.000              10/01/2023          102,388
------------------------------------------------------------------------------------------------------------------------------
        3,140,000        MD Community Devel. Administration
                         (Dept. of Hsg. & Community Devel.)                     5.050              07/01/2047        3,103,262
------------------------------------------------------------------------------------------------------------------------------
          320,000        MD Industrial Devel. Financing Authority
                         (Our Lady of Good Counsel)                             5.500              05/01/2020          333,021
------------------------------------------------------------------------------------------------------------------------------
          850,000        MD Industrial Devel. Financing Authority
                         (Our Lady of Good Counsel)                             6.000              05/01/2035          901,867
------------------------------------------------------------------------------------------------------------------------------
           15,000        Montgomery County, MD Hsg. Opportunities
                         Commission (Multifamily Mtg.), Series C                7.150              07/01/2023           15,018
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Prince Georges County, MD Special Obligation
                         (National Harbor)                                      5.200              07/01/2034        4,017,360
                                                                                                                 -------------
                                                                                                                    12,589,310
------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.6%
          800,000        MA Devel. Finance Agency
                         (Eastern Nazarene College)                             5.625              04/01/2019          815,088
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        MA Devel. Finance Agency
                         (Eastern Nazarene College)                             5.625              04/01/2029        1,012,580
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        MA GO ROLs                                             8.098 2            08/01/2027        2,457,640
------------------------------------------------------------------------------------------------------------------------------
           95,000        MA H&EFA (Holyoke Hospital)                            6.500              07/01/2015           95,033
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        MA H&EFA RITES                                         8.007 2            08/15/2035        2,617,950
------------------------------------------------------------------------------------------------------------------------------
       13,020,000        MA HFA RITES 1,5                                       9.036 2            07/01/2025       14,060,298
------------------------------------------------------------------------------------------------------------------------------
        5,640,000        MA HFA ROLs                                            8.008 2            07/01/2022        5,799,161
------------------------------------------------------------------------------------------------------------------------------
          120,000        MA Industrial Finance Agency
                         (General Motors Corp.)                                 5.550              04/01/2009          110,788
                                                                                                                 -------------
                                                                                                                    26,968,538
------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.0%
          310,000        Detroit, MI HFC (Across The Park Section 8
                         Elderly Hsg.)                                          7.875              06/01/2010          310,918
------------------------------------------------------------------------------------------------------------------------------
           95,000        Detroit, MI Local Devel. Finance Authority             5.500              05/01/2021           89,849
------------------------------------------------------------------------------------------------------------------------------
        2,625,000        Kent, MI Hospital Finance Authority                    6.250              07/01/2040        2,834,003
------------------------------------------------------------------------------------------------------------------------------
        2,475,000        MI Higher Education Student Loan Authority RITES       9.578 2            09/01/2026        2,783,286
------------------------------------------------------------------------------------------------------------------------------
        2,185,000        MI Job Devel. Authority Pollution Control
                         (General Motors Corp.)                                 5.550              04/01/2009        2,017,258
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        MI Public Educational Facilities Authority
                         (Old Redford)                                          6.000              12/01/2035        2,000,580
------------------------------------------------------------------------------------------------------------------------------
        4,900,000        MI Strategic Fund (Genesee Power Station)              7.500              01/01/2021        4,884,173
------------------------------------------------------------------------------------------------------------------------------
          360,000        MI Strategic Fund Limited Obligation
                         (Detroit Edison Company)                               5.650              09/01/2029          373,367
------------------------------------------------------------------------------------------------------------------------------


13           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       2,000,000        MI Strategic Fund Limited Obligation
                         (Detroit Edison Company) ROLs                         10.006% 2           06/01/2030    $   2,469,760
------------------------------------------------------------------------------------------------------------------------------
          485,000        MI Strategic Fund Limited Obligation
                         (Ford Motor Company), Series A                         6.550              10/01/2022          469,592
------------------------------------------------------------------------------------------------------------------------------
       15,930,000        MI Strategic Fund Pollution Control
                         (General Motors Corp.)                                 7.875 7            04/01/2008       15,930,000
------------------------------------------------------------------------------------------------------------------------------
       27,895,000        MI Strategic Fund Pollution Control
                         (General Motors Corp.)                                 7.875 7            12/01/2008       27,895,000
------------------------------------------------------------------------------------------------------------------------------
       23,000,000        Midland County, MI EDC
                         (Midland Cogeneration Venture)                         6.875              07/23/2009       22,984,820
------------------------------------------------------------------------------------------------------------------------------
          800,000        Pontiac, MI Tax Increment Finance Authority            6.375              06/01/2031          854,344
------------------------------------------------------------------------------------------------------------------------------
        3,765,000        Wayne Charter County, MI Airport Facilities
                         (Northwest Airlines) 6                                 6.000              12/01/2029        2,076,247
------------------------------------------------------------------------------------------------------------------------------
        7,795,000        Wayne County, MI Airport Authority ROLs                7.998 2            12/01/2029        8,304,637
                                                                                                                 -------------
                                                                                                                    96,277,834
------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.9%
        1,430,000        Burnsville, MN Commercial Devel. (Holiday Inn)         5.900              04/01/2008        1,421,921
------------------------------------------------------------------------------------------------------------------------------
           45,000        Burnsville, MN Multifamily
                         (Summit Park Apartments)                               6.000              07/01/2033           45,038
------------------------------------------------------------------------------------------------------------------------------
           35,000        Cloguet, MN Pollution Control (Potlach Corp.)          5.900              10/01/2026           35,602
------------------------------------------------------------------------------------------------------------------------------
          475,000        Cuyuna Range, MN Hospital District Health
                         Facilities                                             5.200              06/01/2025          475,998
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Cuyuna Range, MN Hospital District Health
                         Facilities                                             5.500              06/01/2035        1,007,770
------------------------------------------------------------------------------------------------------------------------------
          200,000        Eden Prairie, MN Hsg. (Sterling Ponds)                 6.250              12/01/2029          192,944
------------------------------------------------------------------------------------------------------------------------------
          500,000        International Falls, MN Pollution Control
                         (Boise Cascade Corp.)                                  5.500              04/01/2023          509,040
------------------------------------------------------------------------------------------------------------------------------
        5,925,000        International Falls, MN Solid Waste Disposal
                         (Boise Cascade Corp.)                                  6.850              12/01/2029        6,338,091
------------------------------------------------------------------------------------------------------------------------------
        1,230,000        Mahtomedi, MN Multifamily (Briarcliff)                 7.350              06/01/2036        1,255,584
------------------------------------------------------------------------------------------------------------------------------
        9,800,000        Mankato, MN Industrial Devel. (Environ
                         Biocomposites Holdings)                                7.250              12/01/2025        9,715,132
------------------------------------------------------------------------------------------------------------------------------
       30,530,000        Minneapolis & St. Paul, MN Metropolitan Airports
                         Commission (Northwest Airlines) 6                      7.000              04/01/2025       20,507,001
------------------------------------------------------------------------------------------------------------------------------
       12,400,000        Minneapolis & St. Paul, MN Metropolitan Airports
                         Commission (Northwest Airlines) 6                      7.375              04/01/2025        8,328,336
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Minneapolis, MN Tax Increment (Ivy Tower)              5.700              02/01/2029        1,001,700
------------------------------------------------------------------------------------------------------------------------------
           20,000        MN HFA (Rental Hsg.)                                   6.100              08/01/2027           20,415
------------------------------------------------------------------------------------------------------------------------------
          280,000        Orono, MN Hsg. (Orono Senior Hsg.)                     6.250              11/01/2036          286,479
------------------------------------------------------------------------------------------------------------------------------
          400,000        Owatonna, MN Senior Hsg.
                         (Owatonna Senior Living)                               5.800              10/01/2029          399,216
------------------------------------------------------------------------------------------------------------------------------
        1,250,000        Owatonna, MN Senior Hsg.
                         (Owatonna Senior Living)                               6.000              04/01/2041        1,262,488
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Pine City, MN (Lakes International
                         Language Academy) 8                                    6.250              05/01/2035        1,001,830
------------------------------------------------------------------------------------------------------------------------------
        6,200,000        Richfield, MN Senior Hsg. (Richfield Senior Hsg.)      6.625              12/01/2039        6,256,296
------------------------------------------------------------------------------------------------------------------------------
        8,265,000        Rochester, MN Hsg. (Wedum Shorewood Campus)            6.600              06/01/2036        8,498,569
------------------------------------------------------------------------------------------------------------------------------
          685,000        Rochester, MN Multifamily Hsg. (Eastridge
                         Estates)                                               7.750              12/15/2034          682,945
------------------------------------------------------------------------------------------------------------------------------
        4,500,000        Sartell, MN Health Care & Hsg. Facilities
                         (The Foundation for Health Care Continuums)            6.625              09/01/2029        4,580,865
------------------------------------------------------------------------------------------------------------------------------
        1,700,000        St. Paul, MN Hsg. & Redevel. Authority
                         (Brigecreek Senior Place)                              7.000              09/15/2037        1,700,017
------------------------------------------------------------------------------------------------------------------------------


14           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       2,000,000        St. Paul, MN Hsg. & Redevel. Authority
                         (Community of Peace Building Company)                  7.875%             12/01/2030    $   2,065,960
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        St. Paul, MN Hsg. & Redevel. Authority
                         (Great Northern Lofts)                                 6.250              03/01/2029        3,128,490
------------------------------------------------------------------------------------------------------------------------------
        2,130,000        St. Paul, MN Hsg. & Redevel. Authority
                         (Upper Landing)                                        7.000              03/01/2029        2,106,996
------------------------------------------------------------------------------------------------------------------------------
        1,710,000        St. Paul, MN Port Authority (Great Northern) 8         6.000              03/01/2030        1,711,727
------------------------------------------------------------------------------------------------------------------------------
        3,400,000        St. Paul, MN Port Authority
                         (Healtheast Midway Campus)                             6.000              05/01/2030        3,456,712
                                                                                                                 -------------
                                                                                                                    87,993,162
------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.5%
          125,000        Claiborne County, MS Pollution Control
                         (System Energy Resources)                              6.200              02/01/2026          126,159
------------------------------------------------------------------------------------------------------------------------------
          320,000        Hinds County, MS Urban Renewal
                         (The Lodge Associates, Ltd.) 6                         8.000              10/15/2022          259,725
------------------------------------------------------------------------------------------------------------------------------
       12,485,000        MS Business Finance Corp.
                         (System Energy Resources) 1                            5.875              04/01/2022       12,587,502
------------------------------------------------------------------------------------------------------------------------------
        6,430,000        MS Business Finance Corp.
                         (System Energy Resources) 1                            5.900              05/01/2022        6,485,041
------------------------------------------------------------------------------------------------------------------------------
        4,375,000        MS Hospital Equipment & Facilities Authority
                         RITES                                                  7.989 2            09/01/2024        4,349,013
                                                                                                                 -------------
                                                                                                                    23,807,440
------------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.2%
       13,000,000        Branson, MO IDA (Branson Hills)                        7.050              05/01/2027       13,943,020
------------------------------------------------------------------------------------------------------------------------------
        2,075,000        Branson, MO IDA (Branson Landing)                      5.250              06/01/2021        2,075,643
------------------------------------------------------------------------------------------------------------------------------
        2,470,000        Branson, MO IDA (Branson Landing)                      5.500              06/01/2029        2,488,303
------------------------------------------------------------------------------------------------------------------------------
        2,530,000        Clay County, MO IDA (Oak Creek)                        6.300              01/20/2038        2,707,707
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Kansas City, MO IDA (Plaza Library)                    5.900              03/01/2024          994,020
------------------------------------------------------------------------------------------------------------------------------
        1,400,000        Kansas City, MO IDA (West Paseo)                       6.750              07/01/2036        1,401,400
------------------------------------------------------------------------------------------------------------------------------
        3,915,000        MO Hsg. Devel. Commission
                         (Mansion Apartments Phase II)                          6.170              04/01/2032        3,946,829
------------------------------------------------------------------------------------------------------------------------------
        3,745,000        MO Hsg. Devel. Commission (Single Family Mtg.)         5.550              09/01/2034        3,832,333
------------------------------------------------------------------------------------------------------------------------------
          535,000        MO Hsg. Devel. Commission (Single Family Mtg.)         6.350              09/01/2034          565,554
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        St. Joseph, MO IDA (Living Community of St.
                         Joseph)                                                7.000              08/15/2032        2,662,900
------------------------------------------------------------------------------------------------------------------------------
          750,000        St. Joseph, MO IDA (Shoppes at North Village)          5.375              11/01/2024          743,055
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        St. Joseph, MO IDA (Shoppes at North Village)          5.500              11/01/2027        2,476,650
------------------------------------------------------------------------------------------------------------------------------
        2,355,000        St. Louis, MO IDA (Kiel Center Multipurpose
                         Arena)                                                 7.750              12/01/2013        2,376,195
------------------------------------------------------------------------------------------------------------------------------
       15,400,000        St. Louis, MO IDA (Kiel Center Multipurpose
                         Arena) 1                                               7.875              12/01/2024       15,538,600
                                                                                                                 -------------
                                                                                                                    55,752,209
------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
        6,800,000        MT Board of Investment Exempt Facilities
                         (Stillwater Mining Company) 1                          8.000              07/01/2020        7,131,364
------------------------------------------------------------------------------------------------------------------------------
        1,910,000        MT Health Facilities Authority
                         (Community Medical Center)                             6.375              06/01/2018        1,940,102
------------------------------------------------------------------------------------------------------------------------------
          165,000        MT Higher Education Student Assistance Corp.           5.500              12/01/2031          167,798
                                                                                                                 -------------
                                                                                                                     9,239,264
------------------------------------------------------------------------------------------------------------------------------
MULTI STATES--0.6%
        7,000,000        GMAC Municipal Mortgage Trust                          5.500              10/31/2040        7,012,390
------------------------------------------------------------------------------------------------------------------------------
       13,000,000        GMAC Municipal Mortgage Trust                          5.700              10/31/2040       13,050,180
------------------------------------------------------------------------------------------------------------------------------


15           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
MULTI STATES CONTINUED
$       8,000,000        Munimae TE Bond Subsidiary                             5.900%             11/29/2049    $   8,089,360
                                                                                                                 -------------
                                                                                                                    28,151,930
------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
           35,000        NE Student Loan (Nebhelp Inc.)                         6.000              06/01/2028           35,221
------------------------------------------------------------------------------------------------------------------------------
NEVADA--1.7%
       27,210,000        Clark County, NV Industrial Devel.
                         (Nevada Power Company)                                 5.900              10/01/2030       27,038,033
------------------------------------------------------------------------------------------------------------------------------
        1,230,000        Clark County, NV Industrial Devel.
                         (Nevada Power Company)                                 7.200              10/01/2022        1,251,919
------------------------------------------------------------------------------------------------------------------------------
        3,845,000        Clark County, NV Industrial Devel.
                         (Nevada Power Company)                                 7.200              10/01/2022        3,964,195
------------------------------------------------------------------------------------------------------------------------------
        6,995,000        Clark County, NV Industrial Devel.
                         (Nevada Power Company), Series A                       5.900              11/01/2032        6,994,860
------------------------------------------------------------------------------------------------------------------------------
        2,065,000        Clark County, NV Industrial Devel. RITES               9.978 2            12/01/2038        2,540,487
------------------------------------------------------------------------------------------------------------------------------
        5,285,000        Clark County, NV Industrial Devel. ROLs                6.410 2            07/01/2034        5,664,252
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        Clark County, NV Industrial Devel. ROLs                6.410 2            03/01/2038        6,461,460
------------------------------------------------------------------------------------------------------------------------------
        4,800,000        Clark County, NV Industrial Devel. ROLs                7.750 2            12/01/2033        5,087,232
------------------------------------------------------------------------------------------------------------------------------
        2,630,000        Clark County, NV Pollution Control
                         (Nevada Power Company)                                 6.600              06/01/2019        2,687,229
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        Director of the State of NV Dept. of Business &
                         Industry (Las Ventanas Retirement)                     7.000              11/15/2034       10,336,700
------------------------------------------------------------------------------------------------------------------------------
          380,000        Humboldt County, NV Pollution Control
                         (Sierra Pacific Power Company)                         6.350              08/01/2012          386,278
------------------------------------------------------------------------------------------------------------------------------
          135,000        Mesquite, NV Special Improvement District
                         (Canyon Creek)                                         5.400              08/01/2020          132,555
------------------------------------------------------------------------------------------------------------------------------
          500,000        Mesquite, NV Special Improvement District
                         (Canyon Creek)                                         5.500              08/01/2025          493,235
------------------------------------------------------------------------------------------------------------------------------
        1,585,000        Washoe County, NV Gas & Water Facilities
                         (Sierra Pacific Power Company)                         5.900              06/01/2023        1,611,501
------------------------------------------------------------------------------------------------------------------------------
        4,250,000        Washoe County, NV Gas Facility
                         (Sierra Pacific Power Company)                         6.550              09/01/2020        4,338,740
                                                                                                                 -------------
                                                                                                                    78,988,676
------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.2%
        2,215,000        NH Business Finance Authority (Air Cargo at
                         Pease)                                                 6.750              04/01/2024        2,156,568
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        NH H&EFA (Franklin Pierce College) 1                   6.050              10/01/2034        4,270,400
------------------------------------------------------------------------------------------------------------------------------
          775,000        NH HE&H Facilities Authority
                         (New England College)                                  5.750              03/01/2009          767,250
------------------------------------------------------------------------------------------------------------------------------
        1,100,000        NH HFA (Single Family Mtg.)                            6.050              07/01/2025        1,112,133
                                                                                                                 -------------
                                                                                                                     8,306,351
------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--8.8%
          100,000        NJ EDA (Cascade Corp.)                                 8.250              02/01/2026           99,995
------------------------------------------------------------------------------------------------------------------------------
       24,000,000        NJ EDA (Cigarette Tax)                                 5.500              06/15/2024       24,875,280
------------------------------------------------------------------------------------------------------------------------------
        5,205,000        NJ EDA (Cigarette Tax)                                 5.500              06/15/2031        5,396,128
------------------------------------------------------------------------------------------------------------------------------
       19,205,000        NJ EDA (Cigarette Tax)                                 5.750              06/15/2029       20,307,559
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        NJ EDA (Cigarette Tax)                                 5.750              06/15/2034        3,155,760
------------------------------------------------------------------------------------------------------------------------------
          965,000        NJ EDA (Continental Airlines)                          5.500              04/01/2028          731,084
------------------------------------------------------------------------------------------------------------------------------
        5,240,000        NJ EDA (Continental Airlines)                          6.250              09/15/2019        5,169,574
------------------------------------------------------------------------------------------------------------------------------
       31,000,000        NJ EDA (Continental Airlines)                          6.250              09/15/2029       30,326,990
------------------------------------------------------------------------------------------------------------------------------
       10,755,000        NJ EDA (Continental Airlines)                          6.400              09/15/2023       10,696,063
------------------------------------------------------------------------------------------------------------------------------


16           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$         910,000        NJ EDA (Continental Airlines)                          6.625%             09/15/2012    $     926,216
------------------------------------------------------------------------------------------------------------------------------
       20,520,000        NJ EDA (Continental Airlines) 1                        7.000              11/15/2030       20,819,182
------------------------------------------------------------------------------------------------------------------------------
       16,910,000        NJ EDA (Continental Airlines)                          7.200              11/15/2030       17,311,274
------------------------------------------------------------------------------------------------------------------------------
          100,000        NJ EDA (Continental Airlines)                          9.000              06/01/2033          110,866
------------------------------------------------------------------------------------------------------------------------------
        1,510,000        NJ EDA (Empowerment Zone-Cumberland)                   7.750              08/01/2021        1,515,632
------------------------------------------------------------------------------------------------------------------------------
        3,250,000        NJ EDA Retirement Community
                         (Cedar Crest Village)                                  7.250              11/15/2031        3,510,065
------------------------------------------------------------------------------------------------------------------------------
        7,395,000        NJ EDA ROLs 1                                          9.139 2            12/15/2015        9,972,158
------------------------------------------------------------------------------------------------------------------------------
        2,545,000        NJ Health Care Facilities Financing Authority
                         (Columbus Hospital)                                    7.500              07/01/2021        2,548,359
------------------------------------------------------------------------------------------------------------------------------
        5,100,000        NJ Health Care Facilities Financing Authority
                         (Raritan Bay Medical Center)                           7.250              07/01/2027        5,224,440
------------------------------------------------------------------------------------------------------------------------------
        1,115,000        NJ Tobacco Settlement Financing Corp. (TASC)           5.750              06/01/2032        1,156,913
------------------------------------------------------------------------------------------------------------------------------
       64,620,000        NJ Tobacco Settlement Financing Corp. (TASC)           6.000              06/01/2037       67,680,403
------------------------------------------------------------------------------------------------------------------------------
       88,750,000        NJ Tobacco Settlement Financing Corp. (TASC)           6.125              06/01/2042       93,504,338
------------------------------------------------------------------------------------------------------------------------------
       46,215,000        NJ Tobacco Settlement Financing Corp. (TASC)           6.250              06/01/2043       49,840,567
------------------------------------------------------------------------------------------------------------------------------
       16,165,000        NJ Tobacco Settlement Financing Corp. (TASC)           6.375              06/01/2032       17,522,698
------------------------------------------------------------------------------------------------------------------------------
       12,590,000        NJ Tobacco Settlement Financing Corp. (TASC)           6.750              06/01/2039       13,982,328
------------------------------------------------------------------------------------------------------------------------------
        4,055,000        NJ Tobacco Settlement Financing Corp. (TASC)           7.000              06/01/2041        4,592,125
                                                                                                                 -------------
                                                                                                                   410,975,997
------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.1%
        5,800,000        El Dorado, NM Area Water & Sanitation District         6.000              02/01/2025        5,731,850
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Ventana West, NM Public Improvement District
                         Special Levy                                           6.875              08/01/2033        1,053,880
                                                                                                                 -------------
                                                                                                                     6,785,730
------------------------------------------------------------------------------------------------------------------------------
NEW YORK--3.6%
        3,000,000        Albany, NY IDA (New Covenant Charter School)           7.000              05/01/2035        2,845,560
------------------------------------------------------------------------------------------------------------------------------
       23,000,000        Erie County, NY IDA (Great Lakes)                      7.500              12/01/2025       22,746,770
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        Erie County, NY Tobacco Asset Securitization
                         Corp.                                                  5.000              06/01/2038        9,651,200
------------------------------------------------------------------------------------------------------------------------------
       13,000,000        Erie County, NY Tobacco Asset Securitization
                         Corp.                                                  5.810 3            06/01/2047        1,010,230
------------------------------------------------------------------------------------------------------------------------------
       56,000,000        Erie County, NY Tobacco Asset Securitization
                         Corp.                                                  6.280 3            06/01/2050        3,136,560
------------------------------------------------------------------------------------------------------------------------------
       62,000,000        Erie County, NY Tobacco Asset Securitization
                         Corp.                                                  6.660 3            06/01/2055        2,071,420
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        NY Counties Tobacco Trust IV                           5.000              06/01/2042          954,230
------------------------------------------------------------------------------------------------------------------------------
      132,765,000        NY Counties Tobacco Trust V                            5.900 3            06/01/2038       18,916,357
------------------------------------------------------------------------------------------------------------------------------
      108,000,000        NY Counties Tobacco Trust V                            6.070 3            06/01/2050        6,963,840
------------------------------------------------------------------------------------------------------------------------------
      412,100,000        NY Counties Tobacco Trust V                            7.150 3            06/01/2060        8,110,128
------------------------------------------------------------------------------------------------------------------------------
      500,000,000        NY Counties Tobacco Trust V                            7.840 3            06/01/2060        8,150,000
------------------------------------------------------------------------------------------------------------------------------
        8,765,000        NY TSASC, Inc. (TFABs)                                 5.125              06/01/2042        8,553,413
------------------------------------------------------------------------------------------------------------------------------
        2,825,000        NYC IDA (American Airlines)                            5.400              07/01/2019        2,335,597
------------------------------------------------------------------------------------------------------------------------------
        3,815,000        NYC IDA (American Airlines)                            5.400              07/01/2020        3,125,439
------------------------------------------------------------------------------------------------------------------------------
        7,055,000        NYC IDA (American Airlines)                            6.900              08/01/2024        6,577,094
------------------------------------------------------------------------------------------------------------------------------
       46,000,000        NYC IDA (American Airlines)                            7.750              08/01/2031       50,629,900
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        NYC IDA (Brooklyn Navy Yard Cogeneration
                         Partners)                                              5.750              10/01/2036        1,003,970
------------------------------------------------------------------------------------------------------------------------------
          500,000        NYC IDA Special Facilities (JFK International
                         Airport)                                               8.000              08/01/2012          546,025
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        NYS DA (MSH/NYU Hospital Center/HJDOI Obligated
                         Group)                                                 6.625              07/01/2019        5,375,250
------------------------------------------------------------------------------------------------------------------------------
        1,350,000        Otsego County, NY IDA (Hartwick College)               6.000              07/01/2013        1,407,389
------------------------------------------------------------------------------------------------------------------------------


17           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       1,435,000        Otsego County, NY IDA (Hartwick College)               6.000%             07/01/2014    $   1,492,156
------------------------------------------------------------------------------------------------------------------------------
        1,520,000        Otsego County, NY IDA (Hartwick College)               6.000              07/01/2015        1,574,066
------------------------------------------------------------------------------------------------------------------------------
        1,610,000        Otsego County, NY IDA (Hartwick College)               6.000              07/01/2016        1,663,855
                                                                                                                 -------------
                                                                                                                   168,840,449
------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.2%
       31,060,000        Charlotte, NC Douglas International Airport
                         Special Facilities (US Airways)                        5.600              07/01/2027       28,177,011
------------------------------------------------------------------------------------------------------------------------------
        2,815,000        Charlotte, NC Douglas International Airport
                         Special Facilities (US Airways)                        7.750              02/01/2028        2,946,939
------------------------------------------------------------------------------------------------------------------------------
       25,000,000        Gaston, NC IF&PCFA (National Gypsum)                   5.750              08/01/2035       26,191,500
------------------------------------------------------------------------------------------------------------------------------
        1,400,000        NC Medical Care Commission (United Methodist)          5.500              10/01/2032        1,426,432
                                                                                                                 -------------
                                                                                                                    58,741,882
------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
        1,000,000        Cando, ND Nursing Facility (Towner County
                         Medical Center)                                        7.125              08/01/2022          999,840
------------------------------------------------------------------------------------------------------------------------------
        2,735,000        Richland County, ND Hsg. (Birchwood Properties)        6.750              05/01/2029        2,756,935
                                                                                                                 -------------
                                                                                                                     3,756,775
------------------------------------------------------------------------------------------------------------------------------
OHIO--2.3%
        1,495,000        Butler County, OH Hsg.
                         (Anthony Wayne Apartments)                             6.500              09/01/2030        1,381,066
------------------------------------------------------------------------------------------------------------------------------
       15,750,000        Cleveland, OH Airport (Continental Airlines)           5.375              09/15/2027       13,538,700
------------------------------------------------------------------------------------------------------------------------------
       17,170,000        Cleveland, OH Airport (Continental Airlines)           5.700              12/01/2019       15,970,676
------------------------------------------------------------------------------------------------------------------------------
        3,480,000        Dublin, OH Industrial Devel.
                         (Dublin Health Care Corp.)                             7.500              12/01/2016        3,561,467
------------------------------------------------------------------------------------------------------------------------------
        1,120,000        Lorain County, OH Port Authority (Alumalloy LLC)       6.000              11/15/2025        1,128,691
------------------------------------------------------------------------------------------------------------------------------
       17,760,000        Mahoning County, OH Hospital Facilities
                         (Forum Health) 1                                       6.000              11/15/2032       17,719,507
------------------------------------------------------------------------------------------------------------------------------
          265,000        Medina County, OH Economic Devel.
                         (Camelot Place)                                        8.100              10/01/2013          269,306
------------------------------------------------------------------------------------------------------------------------------
        4,200,000        Medina County, OH Economic Devel.
                         (Camelot Place)                                        8.375              10/01/2023        4,268,250
------------------------------------------------------------------------------------------------------------------------------
          960,000        Moraine, OH Solid Waste Disposal
                         (General Motors Corp.)                                 5.650              07/01/2024          747,946
------------------------------------------------------------------------------------------------------------------------------
          225,000        Moraine, OH Solid Waste Disposal
                         (General Motors Corp.)                                 6.750              07/01/2014          209,981
------------------------------------------------------------------------------------------------------------------------------
       17,500,000        OH Air Quality Devel. Authority
                         (Dayton Power & Light Company) 8                       4.800              01/01/2034       17,498,950
------------------------------------------------------------------------------------------------------------------------------
          400,000        OH Environmental Facilities (Ford Motor Company)       5.950              09/01/2029          356,992
------------------------------------------------------------------------------------------------------------------------------
        2,410,000        OH HFA ROLs                                            7.157 2            09/01/2029        2,094,820
------------------------------------------------------------------------------------------------------------------------------
          550,000        OH Pollution Control (General Motors Corp.)            5.625              03/01/2015          475,486
------------------------------------------------------------------------------------------------------------------------------
        2,400,000        OH Port Authority of Columbiana County
                         (A&L Salvage)                                         14.500              07/01/2028        2,728,320
------------------------------------------------------------------------------------------------------------------------------
       16,320,000        OH Port Authority of Columbiana Solid Waste
                         (Apex Environmental)                                   7.250              08/01/2034       16,462,963
------------------------------------------------------------------------------------------------------------------------------
       12,815,000        OH Solid Waste (General Motors Corp.)                  6.300              12/01/2032       10,405,011
------------------------------------------------------------------------------------------------------------------------------
          400,000        OH Water Devel. Authority (Cincinnati Gas)             5.450              01/01/2024          400,848
------------------------------------------------------------------------------------------------------------------------------
          235,000        OH Water Devel. Authority (General Motors Corp.)       5.900              06/15/2008          222,228
------------------------------------------------------------------------------------------------------------------------------
           70,000        Pike County, OH Hospital Facilities
                         (Pike Health Services)                                 7.000              07/01/2022           71,141
                                                                                                                 -------------
                                                                                                                   109,512,349
------------------------------------------------------------------------------------------------------------------------------


18           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.3%
$       1,700,000        Ardmore, OK Devel. Authority (Airpark Increment
                         District)                                              5.750%             11/01/2022    $   1,699,082
------------------------------------------------------------------------------------------------------------------------------
        2,635,000        Cleveland County, OK IDA (Vaughn Foods)                6.750              12/01/2012        2,654,367
------------------------------------------------------------------------------------------------------------------------------
        2,365,000        Cleveland County, OK IDA (Vaughn Foods)                7.100              12/01/2024        2,391,417
------------------------------------------------------------------------------------------------------------------------------
        2,015,000        Ellis County, OK Industrial Authority
                         (W.B. Johnston Grain of Shattuck)                      7.100              08/01/2023        2,108,577
------------------------------------------------------------------------------------------------------------------------------
        2,760,000        Ellis County, OK Industrial Authority
                         (W.B. Johnston Grain of Shattuck)                      7.500              08/01/2023        2,916,437
------------------------------------------------------------------------------------------------------------------------------
          500,000        Grady County, OK Industrial Authority
                         (Correctional Facilities) 9                            7.000              11/01/2011          400,000
------------------------------------------------------------------------------------------------------------------------------
        3,825,000        Jackson County, OK Memorial Hospital Authority
                         (Jackson County Memorial)                              7.300              08/01/2015        3,886,162
------------------------------------------------------------------------------------------------------------------------------
        9,000,000        OK Devel. Finance Authority
                         (Doane Products Company)                               6.250              07/15/2023        9,100,980
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Oklahoma City, OK Industrial & Cultural
                         Facilities (Aero Obligated Group)                      6.750              01/01/2023        1,596,960
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Ottawa, OK Finance Authority
                         (Doane Products Company)                               7.250              06/01/2017        3,031,170
------------------------------------------------------------------------------------------------------------------------------
       13,250,000        Tulsa County, OK Industrial Authority
                         (Affordable Hsg.) 9                                    5.250 7            01/01/2039       13,250,000
------------------------------------------------------------------------------------------------------------------------------
        6,425,000        Tulsa, OK Municipal Airport Trust
                         (American Airlines)                                    5.650              12/01/2035        6,321,622
------------------------------------------------------------------------------------------------------------------------------
       10,500,000        Tulsa, OK Municipal Airport Trust
                         (American Airlines)                                    7.750              06/01/2035       11,331,285
                                                                                                                 -------------
                                                                                                                    60,688,059
------------------------------------------------------------------------------------------------------------------------------
OREGON--0.2%
        3,500,000        Clackamas County, OR Hsg. Authority
                         (Easton Ridge)                                         5.900              12/01/2026        3,451,385
------------------------------------------------------------------------------------------------------------------------------
        2,250,000        Klamath Falls, OR Electric (Klamath Cogeneration)      5.875              01/01/2016        1,948,928
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Klamath Falls, OR Electric (Klamath Cogeneration)      6.000              01/01/2025        1,220,535
------------------------------------------------------------------------------------------------------------------------------
          320,000        OR Economic Devel. (Georgia-Pacific Corp.)             5.700              12/01/2025          317,446
------------------------------------------------------------------------------------------------------------------------------
          570,000        OR Economic Devel. (Georgia-Pacific Corp.)             6.350              08/01/2025          575,033
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Port of Portland, OR Special Obligation
                         (Delta Air Lines) 6                                    6.200              09/01/2022          719,760
                                                                                                                 -------------
                                                                                                                     8,233,087
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.7%
        1,250,000        Allegheny County, PA HDA
                         (The Covenant at South Hills)                          8.750              02/01/2031          694,663
------------------------------------------------------------------------------------------------------------------------------
        4,370,000        Allegheny County, PA HDA
                         (West Penn Allegheny Health System)                    9.250              11/15/2015        5,222,281
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        Allegheny County, PA HDA
                         (West Penn Allegheny Health System)                    9.250              11/15/2022        7,148,460
------------------------------------------------------------------------------------------------------------------------------
       36,010,000        Allegheny County, PA HDA
                         (West Penn Allegheny Health System)                    9.250              11/15/2030       42,869,905
------------------------------------------------------------------------------------------------------------------------------
           95,000        Beaver County, PA IDA
                         (J. Ray McDermott & Company)                           6.800              02/01/2009           95,104
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Chester County, PA H&EFA (Jenners Pond)                7.750              07/01/2034        1,037,100
------------------------------------------------------------------------------------------------------------------------------
          340,000        Horsham, PA Industrial & Commercial Devel.
                         Authority (GF/Pennsylvania Property)                   7.375              09/01/2008          337,457
------------------------------------------------------------------------------------------------------------------------------
        5,040,000        Horsham, PA Industrial & Commercial Devel.
                         Authority (GF/Pennsylvania Property)                   8.375              09/01/2024        5,052,701
------------------------------------------------------------------------------------------------------------------------------


19           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       1,000,000        Lawrence County, PA IDA (Shenango Presbyterian
                         Center)                                                7.500%             11/15/2031    $   1,073,710
------------------------------------------------------------------------------------------------------------------------------
          485,000        New Morgan, PA IDA (Browning-Ferris Industries)        6.500              04/01/2019          480,960
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        PA EDFA (National Gypsum Company)                      6.250              11/01/2027        5,311,400
------------------------------------------------------------------------------------------------------------------------------
       79,425,000        PA EDFA (Reliant Energy)                               6.750              12/01/2036       84,632,897
------------------------------------------------------------------------------------------------------------------------------
       17,500,000        PA EDFA (Reliant Energy)                               6.750              12/01/2036       18,647,475
------------------------------------------------------------------------------------------------------------------------------
       29,675,000        PA EDFA (Reliant Energy)                               6.750              12/01/2036       31,620,790
------------------------------------------------------------------------------------------------------------------------------
       17,500,000        PA EDFA (Reliant Energy)                               6.750              12/01/2036       18,647,475
                                                                                                                 -------------
                                                                                                                   222,872,378
------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.7%
       45,000,000        Central Falls, RI Detention Facility                   7.250              07/15/2035       49,242,600
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        RI Hsg. & Mtg. Finance Corp. RITES                     8.437 2            10/01/2022        2,107,080
------------------------------------------------------------------------------------------------------------------------------
       51,715,000        RI Tobacco Settlement Financing Corp. (TASC)           6.250              06/01/2042       54,282,650
------------------------------------------------------------------------------------------------------------------------------
       17,995,000        RI Tobacco Settlement Financing Corp. (TASC),
                         Series A                                               6.125              06/01/2032       18,925,342
                                                                                                                 -------------
                                                                                                                   124,557,672
------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.5%
        7,500,000        Columbia, SC Parking Facility ROLs                     5.940 2            02/01/2037        7,824,375
------------------------------------------------------------------------------------------------------------------------------
        1,510,000        Florence County, SC Industrial Devel.
                         (Stone Container Corp.)                                7.375              02/01/2007        1,511,721
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Georgetown County, SC Environmental Improvement
                         (International Paper Company)                          5.550              12/01/2029        2,069,180
------------------------------------------------------------------------------------------------------------------------------
        7,810,000        Greenville County, SC School District ROLs             6.555 2            12/01/2020        7,957,140
------------------------------------------------------------------------------------------------------------------------------
        1,795,000        McCormick County, SC Hospital Facilities
                         (Health Care Center)                                   8.000              03/01/2021        2,056,119
------------------------------------------------------------------------------------------------------------------------------
        6,250,000        SC Connector 2000 Assoc. Toll Road, Series B           6.550 3            01/01/2020        2,935,250
------------------------------------------------------------------------------------------------------------------------------
        8,500,000        SC Connector 2000 Assoc. Toll Road, Series B           6.620 3            01/01/2024        3,158,345
------------------------------------------------------------------------------------------------------------------------------
        7,315,000        SC GO ROLs                                             5.578 2            08/01/2019        7,812,274
------------------------------------------------------------------------------------------------------------------------------
        1,785,000        SC Hsg. Finance & Devel. Authority RITES               7.185 2            01/01/2023        1,825,020
------------------------------------------------------------------------------------------------------------------------------
        2,800,000        SC Hsg. Finance & Devel. Authority ROLs                8.789 2            07/01/2034        2,948,792
------------------------------------------------------------------------------------------------------------------------------
            5,000        SC Resource Authority Local Government Program         7.250              06/01/2020            5,014
------------------------------------------------------------------------------------------------------------------------------
       18,840,000        SC Tobacco Settlement Management Authority,
                         Series B 1                                             6.375              05/15/2028       20,133,554
------------------------------------------------------------------------------------------------------------------------------
        6,485,000        SC Tobacco Settlement Management Authority,
                         Series B                                               6.375              05/15/2030        7,213,395
------------------------------------------------------------------------------------------------------------------------------
        2,860,000        York County, SC (Hoechst Celanese Corp.)               5.700              01/01/2024        2,847,445
------------------------------------------------------------------------------------------------------------------------------
          290,000        York County, SC Pollution Control (Bowater)            7.400              01/01/2010          290,476
                                                                                                                 -------------
                                                                                                                    70,588,100
------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.2%
        7,200,000        Lower Brule, SD Sioux Tribe
                         (Farm Road Reconstruction)                             6.500              02/01/2016        7,200,000
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Lower Brule, SD Sioux Tribe, Series B                  5.500              05/01/2019          986,310
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Lower Brule, SD Sioux Tribe, Series B                  5.600              05/01/2020          988,720
------------------------------------------------------------------------------------------------------------------------------
       36,920,000        SD Educational Enhancement Funding Corp. Tobacco
                         Settlement                                             6.500              06/01/2032       39,957,408
------------------------------------------------------------------------------------------------------------------------------
        6,131,469        Sioux Falls, SD Economic Devel. (City Centre
                         Hotel)                                                 7.000 7            11/01/2016        6,057,830
                                                                                                                 -------------
                                                                                                                    55,190,268


20           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.1%
$         985,000        Chattanooga, TN Health Educational & Hsg. Board
                         (Campus Devel. Foundation Phase I)                     5.500%             10/01/2020    $     986,409
------------------------------------------------------------------------------------------------------------------------------
        1,800,000        Chattanooga, TN Health Educational & Hsg. Board
                         (Campus Devel. Foundation Phase I)                     6.000              10/01/2035        1,832,958
------------------------------------------------------------------------------------------------------------------------------
          400,000        Hamilton County, TN Industrial Devel. Board
                         (Park at 58)                                           6.700              03/01/2021          404,300
------------------------------------------------------------------------------------------------------------------------------
       17,000,000        Johnson City, TN Health & Educational Facilities
                         Board (Mountain States Health Alliance)                5.500              07/01/2036       17,622,030
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        Johnson City, TN Health & Educational Facilities
                         Board RITES                                            6.705 2            07/01/2036        6,439,140
------------------------------------------------------------------------------------------------------------------------------
        7,400,000        Maury County, TN Industrial Devel. Board
                         (General Motors Corp.)                                 7.875 7            06/01/2027        7,400,000
------------------------------------------------------------------------------------------------------------------------------
        7,000,000        Maury County, TN Industrial Devel. Board
                         (General Motors Corp.)                                 8.000 7            09/01/2027        7,000,000
------------------------------------------------------------------------------------------------------------------------------
        4,395,000        McMinn County, TN Industrial Devel. Board
                         Pollution Control (Calhoun Newsprint)                  7.625              03/01/2016        4,402,867
------------------------------------------------------------------------------------------------------------------------------
        1,510,000        McMinn County, TN Industrial Devel. Board Solid
                         Waste (Calhoun Newsprint)                              7.400              12/01/2022        1,514,228
------------------------------------------------------------------------------------------------------------------------------
          300,000        Memphis-Shelby County, TN Airport Authority
                         (Express Airlines)                                     6.125              12/01/2016          277,068
------------------------------------------------------------------------------------------------------------------------------
        8,500,000        Metropolitan Knoxville, TN Airport Authority
                         (Northwest Airlines) 6                                 8.000              04/01/2032        4,428,755
------------------------------------------------------------------------------------------------------------------------------
          800,000        Shelby County, TN HE&HF (Cornerstone-Cameron &
                         Stonegate) 6                                           5.900              07/01/2018          560,112
------------------------------------------------------------------------------------------------------------------------------
          655,000        Shelby County, TN HE&HF (Cornerstone-Cameron &
                         Stonegate) 6                                           6.000              07/01/2028          458,028
------------------------------------------------------------------------------------------------------------------------------
          310,000        Shelby County, TN HE&HF (Lapaloma Apartments)          7.750              12/01/2029          301,959
                                                                                                                 -------------
                                                                                                                    53,627,854
------------------------------------------------------------------------------------------------------------------------------
TEXAS--10.8%
       35,760,000        Alliance Airport Authority, TX (American
                         Airlines)                                              7.500              12/01/2029       34,681,836
------------------------------------------------------------------------------------------------------------------------------
        5,685,000        Alliance Airport Authority, TX
                         (Federal Express Corp.)                                6.375              04/01/2021        5,802,452
------------------------------------------------------------------------------------------------------------------------------
        2,150,000        Austin, TX Convention Enterprises
                         (Convention Center)                                    5.750              01/01/2032        2,223,917
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Austin, TX Convention Enterprises
                         (Convention Center)                                    6.000              01/01/2023        4,240,440
------------------------------------------------------------------------------------------------------------------------------
          520,000        Austin, TX Convention Enterprises
                         (Convention Center)                                    6.700              01/01/2028          553,483
------------------------------------------------------------------------------------------------------------------------------
          235,000        Austin, TX Independent School District                 5.750              08/01/2014          236,149
------------------------------------------------------------------------------------------------------------------------------
        1,155,000        Bexar County, TX HFC
                         (American Opportunity for Housing-Nob Hill)            8.500              06/01/2031        1,155,751
------------------------------------------------------------------------------------------------------------------------------
          485,000        Bexar County, TX HFC (American Opportunity Hsg.)       7.500              01/01/2013          490,359
------------------------------------------------------------------------------------------------------------------------------
          880,000        Bexar County, TX HFC (American Opportunity Hsg.)       8.000              01/01/2031          880,070
------------------------------------------------------------------------------------------------------------------------------
        1,195,000        Bexar County, TX HFC (American Opportunity Hsg.)       8.250              12/01/2037        1,210,583
------------------------------------------------------------------------------------------------------------------------------
          970,000        Bexar County, TX HFC (American Opportunity Hsg.)       9.250              12/01/2037          972,968
------------------------------------------------------------------------------------------------------------------------------
        1,020,000        Bexar County, TX HFC (Doral Club)                      8.750              10/01/2036        1,019,776
------------------------------------------------------------------------------------------------------------------------------
          215,000        Bexar County, TX HFC (Honey Creek LLC)                 8.000              04/01/2030          216,232
------------------------------------------------------------------------------------------------------------------------------
           50,000        Bexar County, TX HFC (Honey Creek LLC)                 9.000              04/01/2030           49,104
------------------------------------------------------------------------------------------------------------------------------
        1,460,000        Bexar County, TX HFC (Perrin Square)                   9.750              11/20/2031        1,525,890
------------------------------------------------------------------------------------------------------------------------------
        3,150,000        Brazos River Authority, TX (TXU Energy Company)        6.750              10/01/2038        3,547,026
------------------------------------------------------------------------------------------------------------------------------
        8,025,000        Brazos River Authority, TX (TXU Energy Company)        7.700              04/01/2033        9,393,182
------------------------------------------------------------------------------------------------------------------------------


21           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       3,375,000        Brazos River Authority, TX ROLs                        9.165% 2           05/01/2029    $   3,769,403
------------------------------------------------------------------------------------------------------------------------------
       17,500,000        Cambridge, TX Student Hsg.
                         (Cambridge Student Hsg. Devel.) 1                      7.000              11/01/2039       17,615,325
------------------------------------------------------------------------------------------------------------------------------
        3,700,000        Comal County, TX Health Facilities Devel. Corp.
                         (MMH/MHS/MHM Obligated Group)                          6.250              02/01/2032        3,915,414
------------------------------------------------------------------------------------------------------------------------------
          885,000        Dallas-Fort Worth, TX International Airport
                         Facility (American Airlines)                           6.150              05/01/2029          870,946
------------------------------------------------------------------------------------------------------------------------------
        3,630,000        Dallas-Fort Worth, TX International Airport
                         Facility (American Airlines)                           6.375              05/01/2035        3,046,042
------------------------------------------------------------------------------------------------------------------------------
       19,085,000        Dallas-Fort Worth, TX International Airport
                         Facility (American Airlines)                           7.250              11/01/2030       17,788,556
------------------------------------------------------------------------------------------------------------------------------
           40,000        Dallas-Fort Worth, TX International Airport
                         Facility (American Airlines)                           8.250              11/01/2036           41,154
------------------------------------------------------------------------------------------------------------------------------
       22,000,000        Dallas-Fort Worth, TX International Airport
                         Facility Improvement Corp. 1                           9.000              05/01/2029       23,788,820
------------------------------------------------------------------------------------------------------------------------------
       45,945,000        Dallas-Fort Worth, TX International Airport
                         Facility Improvement Corp.                             9.125              05/01/2029       50,280,830
------------------------------------------------------------------------------------------------------------------------------
        9,320,000        Dallas-Fort Worth, TX International Airport
                         Facility Improvement Corp. (Learjet)                   6.150              01/01/2016        9,415,064
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        Dallas-Fort Worth, TX International Airport RITES      7.888 2            11/01/2027        6,118,560
------------------------------------------------------------------------------------------------------------------------------
        8,125,000        Dallas-Fort Worth, TX International Airport ROLs      10.006 2            11/01/2033       10,017,150
------------------------------------------------------------------------------------------------------------------------------
          450,000        Decatur, TX Hospital Authority
                         (Wise Regional Health System)                          5.625              09/01/2013          455,760
------------------------------------------------------------------------------------------------------------------------------
        5,769,469        El Paso, TX HFC (Single Family)                        6.180              04/01/2033        6,102,656
------------------------------------------------------------------------------------------------------------------------------
        7,240,000        El Paso, TX HFDC (Bienvivir Senior Health
                         Services)                                              7.750              08/15/2031        7,961,828
------------------------------------------------------------------------------------------------------------------------------
           25,000        Galveston County, TX HFC                               6.200              10/01/2021           25,167
------------------------------------------------------------------------------------------------------------------------------
        1,960,000        Galveston, TX HFC (Single Family)                      6.300              09/15/2031        2,003,140
------------------------------------------------------------------------------------------------------------------------------
            5,000        Galveston, TX Special Contract
                         (Farmers Export Company)                               6.750              05/01/2007            5,012
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Grapevine, TX IDC (Air Cargo)                          6.500              01/01/2024        1,074,640
------------------------------------------------------------------------------------------------------------------------------
        4,660,000        Gulf Coast, TX IDA (Citgo Petroleum Corp.)             7.500              05/01/2025        5,243,665
------------------------------------------------------------------------------------------------------------------------------
           75,000        Gulf Coast, TX Waste Disposal Authority
                         (FMC Corp.)                                            7.050              10/01/2009           75,184
------------------------------------------------------------------------------------------------------------------------------
        5,660,000        Gulf Coast, TX Waste Disposal Authority
                         (International Paper Company)                          6.100              08/01/2024        6,070,576
------------------------------------------------------------------------------------------------------------------------------
        5,950,000        Harris County, TX IDC (Continental Airlines)           5.375              07/01/2019        4,933,086
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        HFDC of Central TX (Lutheran Social Services
                         of the South)                                          6.875              02/15/2032        2,092,280
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        HFDC of Central TX (Villa De San Antonio)              6.250              05/15/2036        4,046,040
------------------------------------------------------------------------------------------------------------------------------
        6,385,000        Houston, TX Airport Special Facilities
                         (Continental Airlines)                                 5.700              07/15/2029        5,530,112
------------------------------------------------------------------------------------------------------------------------------
        6,740,000        Houston, TX Airport Special Facilities
                         (Continental Airlines)                                 5.700              07/15/2029        5,837,581
------------------------------------------------------------------------------------------------------------------------------
        8,550,000        Houston, TX Airport Special Facilities
                         (Continental Airlines)                                 6.125              07/15/2017        8,309,660
------------------------------------------------------------------------------------------------------------------------------
        7,560,000        Houston, TX Airport Special Facilities
                         (Continental Airlines)                                 6.125              07/15/2027        7,168,694
------------------------------------------------------------------------------------------------------------------------------
        6,565,000        Houston, TX Airport Special Facilities
                         (Continental Airlines)                                 6.125              07/15/2027        6,225,196
------------------------------------------------------------------------------------------------------------------------------
       17,750,000        Houston, TX Airport Special Facilities
                         (Continental Airlines)                                 6.750              07/01/2021       18,051,573
------------------------------------------------------------------------------------------------------------------------------


22           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$      46,045,000        Houston, TX Airport Special Facilities
                         (Continental Airlines)                                 6.750%             07/01/2029    $  46,827,305
------------------------------------------------------------------------------------------------------------------------------
          100,000        Houston, TX Airport Special Facilities
                         (Continental Airlines)                                 7.000              07/01/2029          103,081
------------------------------------------------------------------------------------------------------------------------------
        1,260,000        Houston, TX Airport Special Facilities
                         (Continental Airlines)                                 7.375              07/01/2022        1,321,047
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Houston, TX HFDC
                         (Buckinham Senior Living Community)                    7.000              02/15/2026        1,645,770
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Houston, TX HFDC
                         (Buckinham Senior Living Community)                    7.125              02/15/2034        5,466,600
------------------------------------------------------------------------------------------------------------------------------
          135,000        Houston, TX IDC (Air Cargo)                            6.375              01/01/2023          144,254
------------------------------------------------------------------------------------------------------------------------------
        4,200,000        Hutto, TX Independent School District ROLs             8.118 2            08/01/2037        4,592,616
------------------------------------------------------------------------------------------------------------------------------
        2,200,000        IAH TX Public Facility Corp.                           7.750              05/01/2026        2,179,914
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Lancaster, TX Independent School District GO
                         RITES                                                 10.897 2            02/15/2034        3,629,800
------------------------------------------------------------------------------------------------------------------------------
        6,025,000        Lancaster, TX Independent School District ROLs         5.940 2            02/15/2034        6,348,302
------------------------------------------------------------------------------------------------------------------------------
          860,000        Laredo, TX HFC                                         6.950              10/01/2027          880,726
------------------------------------------------------------------------------------------------------------------------------
        9,000,000        Lewisville, TX GO                                      6.125              09/01/2029        9,820,800
------------------------------------------------------------------------------------------------------------------------------
        1,790,000        Lubbock, TX HFC
                         (Las Colinas Quail Creek Apartments)                   6.000              07/01/2032        1,816,528
------------------------------------------------------------------------------------------------------------------------------
          200,000        Matagorda County, TX Navigation District
                         (Reliant Energy)                                       5.950              05/01/2030          204,480
------------------------------------------------------------------------------------------------------------------------------
        1,350,000        Newton County, TX Public Facility Corp. 9              8.000              03/01/2019        1,374,638
------------------------------------------------------------------------------------------------------------------------------
        2,250,000        North Central, TX HFDC
                         (Northwest Senior Hsg. Corp.)                          7.500              11/15/2029        2,409,953
------------------------------------------------------------------------------------------------------------------------------
        1,860,000        Nueces County, TX HFC
                         (Dolphins Landing Apartments)                          6.875              07/01/2030        1,981,923
------------------------------------------------------------------------------------------------------------------------------
           75,000        Port Corpus Christi, TX Industrial Devel. Corp.
                         (Citgo Petroleum Corp.)                                8.250              11/01/2031           78,550
------------------------------------------------------------------------------------------------------------------------------
        5,905,000        Port of Bay City, TX (Hoechst Celanese Corp.)          6.500              05/01/2026        6,002,373
------------------------------------------------------------------------------------------------------------------------------
       15,000,000        Port of Corpus Christi, TX Authority
                         (CNA Holdings)                                         6.700              11/01/2030       16,114,050
------------------------------------------------------------------------------------------------------------------------------
           15,000        San Antonio, TX Convention Center Hotel Finance
                         Corp. (Empowerment Zone)                               5.000              07/15/2039           15,167
------------------------------------------------------------------------------------------------------------------------------
       10,565,000        San Antonio, TX Convention Center Hotel Finance
                         Corp. ROLs 1                                           7.978 2            07/15/2039       11,034,720
------------------------------------------------------------------------------------------------------------------------------
       14,410,000        San Antonio, TX Convention Center Hotel Finance
                         Corp. ROLs 1                                           7.998 2            07/15/2034       15,149,233
------------------------------------------------------------------------------------------------------------------------------
        7,000,000        San Antonio, TX HFC
                         (Midcrowne Senior Apartments) 9                        5.150              06/20/2047        6,982,850
------------------------------------------------------------------------------------------------------------------------------
           45,000        Southeast TX HFC (Forest View Apartments) 6            8.750              11/01/2023           33,730
------------------------------------------------------------------------------------------------------------------------------
        6,030,000        Springhill, TX Courtland Heights Public Facility
                         Corp.                                                  5.850              12/01/2028        6,096,812
------------------------------------------------------------------------------------------------------------------------------
       10,755,000        Tarrant County, TX HFC (Lindberg Park)                 5.150              10/20/2047       10,729,188
------------------------------------------------------------------------------------------------------------------------------
        1,600,000        Travis County, TX HFDC (Querencia Barton Creek)        5.650              11/15/2035        1,561,344
------------------------------------------------------------------------------------------------------------------------------
        8,400,000        Trinity, TX River Authority (General Motors
                         Corp.)                                                 7.875 7            04/01/2009        8,400,000
------------------------------------------------------------------------------------------------------------------------------
        2,320,000        TX Affordable Hsg. Corp.
                         (American Hsg. Foundation) 6,9                         8.000              03/01/2032          104,400
------------------------------------------------------------------------------------------------------------------------------
        2,965,000        TX Affordable Hsg. Corp.
                         (Ashton Place & Woodstock Apartments)                  6.300              08/01/2033        2,274,185
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        TX Dept. of Hsg. & Community Affairs RITES             7.888 2            07/01/2034       10,098,400
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        TX GO RITES                                           12.378 2            12/01/2028        2,879,450
------------------------------------------------------------------------------------------------------------------------------


23           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       1,525,000        TX Panhandle HFA (Amarillo Affordable Hsg.)            6.625%             03/01/2020    $   1,536,544
------------------------------------------------------------------------------------------------------------------------------
        2,365,000        TX Panhandle HFA (Amarillo Affordable Hsg.)            6.750              03/01/2031        2,379,994
------------------------------------------------------------------------------------------------------------------------------
           50,000        TX Student Hsg. Corp. (University of North Texas)      6.000              07/01/2011           48,158
------------------------------------------------------------------------------------------------------------------------------
           60,000        TX Student Hsg. Corp. (University of North Texas)      6.750              07/01/2021           55,724
------------------------------------------------------------------------------------------------------------------------------
          200,000        TX Student Hsg. Corp. (University of North Texas)      6.850              07/01/2031          181,496
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        TX Turnpike Authority ROLs                             8.098 2            08/15/2042        4,218,800
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        TX Veterans Hsg. Assistance RITES                     10.778 2            06/01/2029        3,354,840
                                                                                                                 -------------
                                                                                                                   506,156,077
U.S. POSSESSIONS--2.0%
        1,200,000        Guam EDA (Royal Socio Apartments) 6                    9.500              11/01/2018          596,904
------------------------------------------------------------------------------------------------------------------------------
          150,000        Guam GO, Series A                                      5.400              11/15/2018          150,090
------------------------------------------------------------------------------------------------------------------------------
        9,500,000        Northern Mariana Islands, Series A                     6.750              10/01/2033       10,604,375
------------------------------------------------------------------------------------------------------------------------------
      564,000,000        Puerto Rico Children's Trust Fund (TASC)               6.300 3            05/15/2050       35,176,680
------------------------------------------------------------------------------------------------------------------------------
      745,000,000        Puerto Rico Children's Trust Fund (TASC)               7.010 3            05/15/2055       24,860,650
------------------------------------------------------------------------------------------------------------------------------
           90,000        Puerto Rico ITEMECF (Mennonite General Hospital)       6.500              07/01/2012           90,441
------------------------------------------------------------------------------------------------------------------------------
       11,080,000        Puerto Rico Port Authority
                         (American Airlines), Series A                          6.250              06/01/2026        9,737,215
------------------------------------------------------------------------------------------------------------------------------
        6,600,000        Puerto Rico Port Authority
                         (American Airlines), Series A                          6.300              06/01/2023        5,895,846
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Puerto Rico Public Finance Corp. ROLs 5               20.923 2            08/01/2027        5,003,550
                                                                                                                 -------------
                                                                                                                    92,115,751
------------------------------------------------------------------------------------------------------------------------------
UTAH--0.1%
          650,000        Carbon County, UT Solid Waste Disposal
                         (Allied Waste Industries)                              7.450              07/01/2017          681,194
------------------------------------------------------------------------------------------------------------------------------
        2,085,000        Carbon County, UT Solid Waste Disposal
                         (Allied Waste Industries)                              7.500              02/01/2010        2,102,222
------------------------------------------------------------------------------------------------------------------------------
        1,975,000        UT HFA (RHA Community Service of Utah)                 6.875              07/01/2027        1,992,538
                                                                                                                 -------------
                                                                                                                     4,775,954
------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
           65,000        VT HFA (Single Family), Series 9                       5.400              05/01/2037           65,703
------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--2.3%
           10,000        Alexandria, VA Redevel. & Hsg. Authority
                         (Pershing Drive Associates)                            5.450              07/01/2018           10,210
------------------------------------------------------------------------------------------------------------------------------
           55,000        Bedford County, VA IDA (Georgia-Pacific Corp.)         5.600              12/01/2025           53,876
------------------------------------------------------------------------------------------------------------------------------
        2,275,000        Bedford County, VA IDA (Georgia-Pacific Corp.)         6.550              12/01/2025        2,341,498
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Fairfax County, VA Redevel. & Hsg. Authority
                         (Burke Shire Commons)                                  7.600              10/01/2036        3,142,320
------------------------------------------------------------------------------------------------------------------------------
           90,000        Giles County, VA IDA (Hoechst Celanese Corp.)          5.950              12/01/2025           90,461
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        Giles County, VA IDA (Hoechst Celanese Corp.)          6.450              05/01/2026       10,179,800
------------------------------------------------------------------------------------------------------------------------------
        7,915,000        Giles County, VA IDA (Hoechst Celanese Corp.)          6.625              12/01/2022        7,938,666
------------------------------------------------------------------------------------------------------------------------------
        1,750,000        Halifax County, VA IDA RITES                          10.308 2            06/01/2028        2,290,680
------------------------------------------------------------------------------------------------------------------------------
           45,000        Hopewell, VA IDA (Continental Group)                   5.900              06/01/2007           44,494
------------------------------------------------------------------------------------------------------------------------------
           35,000        Loundoun County, VA IDA
                         (Dulles Airport Marriott Hotel)                        7.125              09/01/2015           35,636
------------------------------------------------------------------------------------------------------------------------------
        1,200,000        Norfolk, VA Redevel. & Hsg. Authority
                         (First Mtg.-Retirement Community)                      6.125              01/01/2035        1,234,608
------------------------------------------------------------------------------------------------------------------------------
       10,500,000        Pittsylvania County, VA IDA
                         (Multitrade of Pittsylvania)                           7.500              01/01/2014       10,629,675
------------------------------------------------------------------------------------------------------------------------------


24           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       7,350,000        Pittsylvania County, VA IDA
                         (Multitrade of Pittsylvania)                           7.550%             01/01/2019    $   7,437,392
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        5.250              08/15/2008        3,045,300
------------------------------------------------------------------------------------------------------------------------------
        5,510,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        5.500              08/15/2028        5,619,153
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        5.900 3            08/15/2025        3,328,500
------------------------------------------------------------------------------------------------------------------------------
          485,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        5.910 3            08/15/2017          242,781
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        5.950 3            08/15/2023          374,910
------------------------------------------------------------------------------------------------------------------------------
       26,500,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        5.960 3            08/15/2024        9,346,285
------------------------------------------------------------------------------------------------------------------------------
       48,400,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        6.130 3            08/15/2034        9,401,216
------------------------------------------------------------------------------------------------------------------------------
          100,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        6.200 3            08/15/2015           60,251
------------------------------------------------------------------------------------------------------------------------------
        1,015,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        6.210 3            08/15/2016          573,079
------------------------------------------------------------------------------------------------------------------------------
          125,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        6.750 3            08/15/2019           59,279
------------------------------------------------------------------------------------------------------------------------------
          825,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        6.770 3            08/15/2030          204,575
------------------------------------------------------------------------------------------------------------------------------
        2,250,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        7.000 3            08/15/2007        2,078,145
------------------------------------------------------------------------------------------------------------------------------
        4,130,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                        7.350 3            08/15/2012        2,963,069
------------------------------------------------------------------------------------------------------------------------------
        1,125,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                       11.900 3            08/15/2018          529,695
------------------------------------------------------------------------------------------------------------------------------
        1,845,000        Pocahontas Parkway Assoc., VA
                         (Route 895 Connector Toll Road)                       11.900 3            08/15/2019          817,095
------------------------------------------------------------------------------------------------------------------------------
       20,000,000        VA Tobacco Settlement Authority (TASC)                 5.625              06/01/2037       20,455,800
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        West Point, VA IDA (Chesapeake Corp.)                  6.375              03/01/2019        2,511,000
                                                                                                                 -------------
                                                                                                                   107,039,449
------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.3%
        3,000,000        Chelan County, WA Public Utility District RITES       10.181 2            01/01/2036        3,738,960
------------------------------------------------------------------------------------------------------------------------------
        3,500,000        Grant County, WA Public Utility District RITES         7.926 2            01/01/2022        3,595,270
------------------------------------------------------------------------------------------------------------------------------
          500,000        King County, WA Hsg. Authority
                         (Southwood Square Apartments)                          6.200              10/01/2031          509,655
------------------------------------------------------------------------------------------------------------------------------
        2,455,000        Port Camas, WA Public Industrial Corp.
                         (James River Corp. of VA)                              6.700              04/01/2023        2,457,013
------------------------------------------------------------------------------------------------------------------------------
           55,000        Port Kalama, WA, Series B                              5.550              12/01/2010           55,298
------------------------------------------------------------------------------------------------------------------------------
        1,600,000        Port Seattle, WA Special Facility
                         (Northwest Airlines) 6                                 7.125              04/01/2020          994,192
------------------------------------------------------------------------------------------------------------------------------
       24,900,000        Port Seattle, WA Special Facility
                         (Northwest Airlines) 6                                 7.250              04/01/2030       15,476,346
------------------------------------------------------------------------------------------------------------------------------
        1,099,000        Seattle, WA Hsg. Authority
                         (Kin on Health Care Center)                            7.400              11/20/2036        1,159,742
------------------------------------------------------------------------------------------------------------------------------
        1,675,000        Snohomish County, WA Hsg. Authority
                         (Whispering Pines Apartments)                          5.600              09/01/2025        1,652,488
------------------------------------------------------------------------------------------------------------------------------



25           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       1,250,000        Snohomish County, WA Hsg. Authority
                         (Whispering Pines Apartments)                          5.750%             09/01/2030  $     1,228,200
------------------------------------------------------------------------------------------------------------------------------
        7,105,000        Tacoma, WA Port Authority ROLs 8                       7.750 2            12/01/2030        7,613,150
------------------------------------------------------------------------------------------------------------------------------
        4,680,000        WA Tobacco Settlement Authority (TASC)                 6.500              06/01/2026        5,090,202
------------------------------------------------------------------------------------------------------------------------------
       14,285,000        WA Tobacco Settlement Authority (TASC)                 6.625              06/01/2032       15,618,505
                                                                                                                 -------------
                                                                                                                    59,189,021
------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.5%
       14,000,000        Braxton County, WV Solid Waste Disposal
                         (Weyerhaeuser Company) 1                               5.800              06/01/2027       14,341,740
------------------------------------------------------------------------------------------------------------------------------
        5,425,000        Braxton County, WV Solid Waste Disposal ROLs           9.560 2            05/01/2025        5,363,264
------------------------------------------------------------------------------------------------------------------------------
           15,000        WV Hospital Finance Authority
                         (Charleston Area Medical Center)                       7.250              10/01/2014           15,035
------------------------------------------------------------------------------------------------------------------------------
        4,845,000        WV Hsg. Devel. Fund RITES                              9.401 2            11/01/2032        5,013,412
                                                                                                                 -------------
                                                                                                                    24,733,451
------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--2.1%
           15,000        Badger, WI Tobacco Asset Securitization Corp.          6.125              06/01/2027           15,840
------------------------------------------------------------------------------------------------------------------------------
       40,935,000        Badger, WI Tobacco Asset Securitization Corp.          6.375              06/01/2032       43,912,612
------------------------------------------------------------------------------------------------------------------------------
        4,450,000        Janesville, WI Pollution Control
                         (General Motors Corp.)                                 5.550              04/01/2009        4,108,374
------------------------------------------------------------------------------------------------------------------------------
        6,510,000        Kaukauna, WI Environmental Improvement
                         (International Paper Company)                          5.250              06/01/2029        6,470,875
------------------------------------------------------------------------------------------------------------------------------
          670,000        Milwaukee, WI (Aero Milwaukee)                         6.500              01/01/2025          720,009
------------------------------------------------------------------------------------------------------------------------------
        1,350,000        Milwaukee, WI (Air Cargo)                              7.500              01/01/2025        1,478,129
------------------------------------------------------------------------------------------------------------------------------
          165,000        New Berlin, WI Hsg. Authority (Pinewood Creek)         6.800              11/01/2012          169,076
------------------------------------------------------------------------------------------------------------------------------
          160,000        New Berlin, WI Hsg. Authority (Pinewood Creek)         6.850              05/01/2013          163,952
------------------------------------------------------------------------------------------------------------------------------
        1,595,000        New Berlin, WI Hsg. Authority (Pinewood Creek)         7.125              05/01/2024        1,630,409
------------------------------------------------------------------------------------------------------------------------------
        1,750,000        Sokaogon, WI Chippewa Community (Gaming)               7.000              01/01/2026        1,740,883
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Sokaogon, WI Chippewa Community (Gaming)               8.250              01/01/2017        1,991,380
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        WI H&EFA (Eastcastle Place)                            6.125              12/01/2034        1,017,410
------------------------------------------------------------------------------------------------------------------------------
        4,400,000        WI H&EFA (Hess Memorial Hospital Assoc.)               7.750              11/01/2015        4,505,248
------------------------------------------------------------------------------------------------------------------------------
           25,000        WI H&EFA (Reedburg Area Medical Center)                6.750              06/01/2017           24,749
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        WI H&EFA RITES                                         8.897 2            02/15/2032        2,298,600
------------------------------------------------------------------------------------------------------------------------------
        3,465,000        WI Hsg. & Economic Devel. Authority RITES             10.369 2            09/01/2024        3,576,123
------------------------------------------------------------------------------------------------------------------------------
        4,180,000        WI Hsg. & Economic Devel. Authority ROLs               7.781 2            03/01/2024        4,162,778
------------------------------------------------------------------------------------------------------------------------------
        2,455,000        WI Hsg. & Economic Devel. Authority ROLs               7.816 2            03/01/2036        2,135,114
------------------------------------------------------------------------------------------------------------------------------
       19,255,000        WI Hsg. & Economic Devel. Authority, Series C 8        4.875              03/01/2036       18,627,672
------------------------------------------------------------------------------------------------------------------------------
          250,000        WI Lac Courte Oreilles Band of Lake Superior
                         Chippewa Indians                                       8.000              12/01/2018          249,116
                                                                                                               ---------------
                                                                                                                    98,998,349
------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $4,590,722,015)--101.5%                                                        4,763,114,234
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.5)                                                                       (68,870,982)
                                                                                                               ---------------
NET ASSETS--100.0%                                                                                             $ 4,694,243,252
                                                                                                               ===============

Footnotes to Statement of Investments

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


26           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

5. Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

6. Issue is in default. Non-income producing. See accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

8. When-issued security or forward commitment to be delivered and settled after April 30, 2006. See accompanying Notes.

9. Illiquid security. The aggregate value of illiquid securities as of April 30, 2006 was $26,711,579, which represents 0.57% of the Fund's net assets. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA           Atlanta Development Authority
CAU           Clark Atlanta University
CCRC          Continuing Care Retirement Community
CDA           Communities Development Authority
CFGH          Central Florida Group Homes
COP           Certificates of Participation
CRC           Covenant Retirement Communities
CVC           Covenant Village of Colorado
DA            Dormitory Authority
DRIVERS       Derivative Inverse Tax Exempt Receipts
EDA           Economic Development Authority
EDC           Economic Development Corp.
EDFA          Economic Development Finance Authority
EF&CD         Environmental Facilities and Community Development
GO            General Obligation
H&EFA         Health and Educational Facilities Authority
HDA           Hospital Development Authority
HDC           Housing Development Corp.
HE&H          Higher Educational and Health
HE&HF         Higher Educational and Housing Facilities
HFA           Housing Finance Agency/Authority
HFC           Housing Finance Corp.
HFDC          Health Facilities Development Corp.
HJDOI         Hospital for Joint Diseases Orthopedic Institute
IDA           Industrial Development Agency
IDC           Industrial Development Corporation
IF&PCFA       Industrial Facilities & Pollution Control Finanacing Authority
IRS           Inverse Rate Security
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
JFK           John Fitzgerald Kennedy
LUHS          Loyola University Health Systems
LUMC          Loyola University Medical Center
MHM           McKenna Health Management
MHS           McKenna Health System
MMH           McKenna Memorial Hospital
MSH/NYU       Mount Sinai Hospital/New York University
NYC           New York City
NYS           New York State
RITES         Residual Interest Tax Exempt Security
ROLs          Residual Option Longs
Res Rec       Resource Recovery Facility
TASC          Tobacco Settlement Asset-Backed Bonds
TFABs         Tobacco Flexible Amortization Bonds
YMCA          Young Men's Christian Assoc.


27           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                        VALUE            PERCENT
--------------------------------------------------------------------------
Tobacco Settlement Payments            $1,186,017,003               24.9%
Airlines                                  696,991,927               14.6
Electric Utilities                        327,229,021                6.9
Multifamily Housing                       272,722,600                5.7
Hospital/Health Care                      244,879,004                5.0
Special Assessment                        231,075,950                4.9
Marine/Aviation Facilities                182,009,202                3.8
Single Family Housing                     167,487,708                3.5
Manufacturing, Durable Goods              153,670,928                3.2
Hotels, Restaurants & Leisure             148,895,613                3.1
Special Tax                               136,282,202                2.9
Resource Recovery                         130,230,430                2.7
Paper, Containers & Packaging             127,528,351                2.7
Adult Living Facilities                   124,502,074                2.6
Manufacturing, Non-Durable Goods           88,122,513                1.9
Not-for-Profit Organization                80,935,355                1.7
General Obligation                         74,837,519                1.6
Higher Education                           59,758,406                1.3
Gas Utilities                              57,523,688                1.2
Highways/Railways                          56,155,728                1.2
Sales Tax Revenue                          53,739,741                1.1
Education                                  41,472,721                0.9
Pollution Control                          38,252,508                0.8
Water Utilities                            20,633,984                0.4
Sports Facility Revenue                    17,914,795                0.4
Sewer Utilities                            15,270,385                0.3
Municipal Leases                           13,093,990                0.3
Parking Fee Revenue                        13,062,381                0.3
Student Loans                               2,818,507                0.1
                                       -----------------------------------
Total                                  $4,763,114,234              100.0%
                                       ===================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $4,592,526,259
                                              ===============

Gross unrealized appreciation                 $  267,982,372
Gross unrealized depreciation                    (97,394,397)
                                              ---------------
Net unrealized appreciation                   $  170,587,975
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the


28           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2006, the Fund had purchased $68,988,985 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2006, securities with an aggregate market value of $179,661,633, representing 3.83% of the Fund's net assets, were in default.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 35% of its total assets in inverse floaters. Inverse floaters amount to $479,882,006 as of April 30, 2006.

The Fund has entered into so-called shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, absent such an interest and forbearance agreement, the Fund would not be required to make such a reimbursement.

ILLIQUID SECURITIES

As of April 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


29           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.8405% as of April 30, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its prorata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


30           |           OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS



Item 2. Controls and Procedures.

  (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

   (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By: /s/ John V. Murphy
   -------------------
   John V. Murphy
   Principal Executive Officer
   Date: June 15, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
   --------------------
   John V. Murphy
   Principal Executive Officer
Date: June 15, 2006

By: /s/ Brian W. Wixted
   --------------------
   Brian W. Wixted
   Principal Financial Officer
Date: June 15, 2006